Cash Management Portfolio
Cash Management Portfolio
Investment goal
This portfolio seeks current income consistent with preservation of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Cash Management Portfolio	Cash Management Portfolio Class I	Cash Management Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.14%	0.14%
Service fee		0.20%	none
Other expenses		0.03%	0.03%
Total annual operating expenses		0.37%	0.17%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Cash Management Portfolio (USD $)	Class I	Class P
1 year	38	17
3 years	119	55
5 years	208	96
10 years	468	217

Principal investment strategies

This portfolio invests in money market instruments that the portfolio manager believes have minimal credit risk. These investments principally include commercial paper, U.S. government obligations, bank obligations, short-term corporate debt, asset-backed money market instruments and foreign money market instruments denominated in U.S. dollars. The portfolio’s dollar-weighted average term to maturity will not exceed 60 days. The portfolio’s dollar weighted average life to maturity will not exceed 120 days. The manager looks for money market instruments with the highest yields within the highest credit rating categories, based on the evaluation of credit risk and interest rates. The portfolio invests at least 97% of its assets in high quality money market instruments which have been given the highest credit rating for short-term debt securities or if unrated, are of comparable quality as determined by the manager. The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Unlike many money market funds, the Cash Management Portfolio is not managed to maintain a constant net asset value (NAV). Instead, the NAV will change with the value of the investments in the portfolio. However, the portfolio complies with the maturity, quality, diversification and liquidity requirements of traditional money market funds that seek to maintain a constant NAV of $1.00 per share.

Principal risks

An investment in the portfolio is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, the value of the portfolio’s investments and therefore the value of your shares may go up or down. It’s possible to lose money by investing in the portfolio. In periods of low prevailing interest rates, interest earned by the portfolio may not be sufficient to offset the portfolio’s expenses. This would result in negative yields and decreasing NAVs.

You should not rely on or expect the portfolio’s investment adviser or portfolio manager to purchase distressed assets from the portfolio, make capital infusions, enter into capital support agreements, or take other actions to prevent a decline in NAV. The portfolio’s NAV can be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Additionally, the actions of a few large investors in the portfolio may have a significant adverse effect on other shareholders.

The Cash Management Portfolio is intended to have the least investment risk of the Fund’s portfolios because its principal investment strategy is to invest in short-term securities that are either government guaranteed or have very high credit ratings. There is no guarantee that the portfolio will achieve its investment goal. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 1st and 2nd quarter 2007: 1.25%; 1st quarter 2010: (0.03%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Cash Management Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	Cash Management Portfolio – Class I		none	1.47%	1.80%
BofA Merrill Lynch U.S. 3-Month T-Bill Index	BofA Merrill Lynch U.S. 3-Month T-Bill Index	(reflects no deductions for fees, expenses or taxes)	0.10%	1.49%	1.95%

7-day yield ending December 31, 2011: 0.00%
Diversified Bond Portfolio
Diversified Bond Portfolio
Investment goal
This portfolio seeks to maximize total return consistent with prudent investment management.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Diversified Bond Portfolio	Diversified Bond Portfolio Class I	Diversified Bond Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.40%	0.40%
Service fee		0.20%	none
Other expenses		0.06%	0.06%
Total annual operating expenses		0.66%	0.46%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Diversified Bond Portfolio (USD $)	Class I	Class P
1 year	67	47
3 years	211	148
5 years	368	258
10 years	822	579

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 701.34% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in fixed income securities. When selecting securities the manager employs a team-oriented investment process which considers sector allocation, issue selection, duration exposure, term structure weighting and country/currency allocations. Generally, the manager expects the portfolio’s average duration to be within a range of 2.5 to 7 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

Principal investments include U.S. government and agency securities; corporate bonds and notes; convertible securities; and mortgage-backed securities. The portfolio may invest up to 25% of its assets in securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the manager. The portfolio may also invest up to 25% of its assets in foreign securities. However, the portfolio will not invest more than 20% of its assets in non-U.S. dollar denominated securities, including emerging markets.

The manager uses futures, forwards, swaps and option contracts (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the fixed income market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

The manager may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as mortgage TBA (“to be announced”) transactions that are purchased to gain exposure to the mortgage market.

Issue selection is primarily a bottom-up process to determine mispriced or undervalued securities. Research provides ongoing assessment of changing credit characteristics and securities with characteristics such as floating interest rates, hidden underlying assets or credit backing, and securities issued in mergers. The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Convertible Securities Risk: Convertible securities have credit risk and interest rate risk and may present less risk than investments in a company’s common stock but more risk than investments in the company’s senior debt securities.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 6.04%; 3rd quarter 2008: (2.95%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Diversified Bond Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
Class I	Diversified Bond Portfolio – Class I		5.94%	4.06%	4.50%	May 1, 2006
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	6.66%	May 1, 2006

Floating Rate Loan Portfolio
Floating Rate Loan Portfolio
Investment goal
This portfolio seeks a high level of current income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		Floating Rate Loan Portfolio	Floating Rate Loan Portfolio Class I	Floating Rate Loan Portfolio Class P
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.75%	0.75%
Service fee			0.20%	none
Other expenses			0.05%	0.05%
Total annual operating expenses			1.00%	0.80%
Less fee waiver	[1]		(0.10%)	(0.10%)
Total annual operating expenses after fee waiver			0.90%	0.70%
[1]	The investment adviser has contractually agreed to waive 0.10% of its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with Eaton Vance Management is terminated.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Floating Rate Loan Portfolio (USD $)	Class I	Class P
1 year	92	72
3 years	308	245
5 years	543	434
10 years	1,216	980

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 80.75% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in floating rate loans. Floating rate loans are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Floating rate loans in which the portfolio invests include senior loans of domestic and foreign borrowers. Senior loans are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. The portfolio may invest in participations in senior loans, may purchase assignments of portions of senior loans from third parties and may act as one of the group of lenders originating a senior loan. Generally, senior floating rate loans are secured by specific assets of the borrower. However, the portfolio may invest up to 20% of its assets in senior loans that are not secured by any collateral.

The portfolio is expected to invest substantially all of its assets in senior loans and other debt instruments that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the manager.

The manager seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the portfolio could experience delays in receiving payments or suffer a loss. In an assignment, the portfolio effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 7.86%; 4th quarter 2008: (22.25%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Floating Rate Loan Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Class I	Floating Rate Loan Portfolio – Class I		2.50%	(1.12%)	May 1, 2007
S&P/LSTA Leveraged Loan Index	S&P/LSTA Leveraged Loan Index	(reflects no deductions for fees, expenses or taxes)	1.52%	3.90%	May 1, 2007

High Yield Bond Portfolio
High Yield Bond Portfolio
Investment goal
This portfolio seeks a high level of current income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	High Yield Bond Portfolio	High Yield Bond Portfolio Class I	High Yield Bond Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.40%	0.40%
Service fee		0.20%	none
Other expenses		0.04%	0.04%
Total annual operating expenses		0.64%	0.44%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example High Yield Bond Portfolio (USD $)	Class I	Class P
1 year	65	45
3 years	205	141
5 years	357	246
10 years	798	555

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 91.42% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments. The portfolio principally invests in intermediate to long terms to maturity which generally means holdings with final maturities greater than one year. Securities include bonds and notes, including those of foreign issuers which are denominated in U.S. dollars.

When selecting securities, the manager focuses on:

• Seeking high yields while addressing risk by looking for securities that offer the highest yields for their credit rating.

• Seeking gains by looking for securities that may be more creditworthy than their credit rating indicates. This involves an analysis of each potential security, and may include meeting with the company’s management team.

• Reducing credit risk by investing in many different issuers in a wide range of industries.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 12.57%; 4th quarter 2008: (14.09%)
Average annual total return as of December 31, 2011
Average Annual Total Returns High Yield Bond Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	High Yield Bond Portfolio – Class I		3.42%	5.71%	6.56%
Barclays U.S. High-Yield 2% Issuer Capped Bond Index	Barclays U.S. High-Yield 2% Issuer Capped Bond Index	(reflects no deductions for fees, expenses or taxes)	4.96%	7.74%	8.96%

Inflation Managed Portfolio
Inflation Managed Portfolio
Investment goal
This portfolio seeks to maximize total return consistent with prudent investment management.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Inflation Managed Portfolio	Inflation Managed Portfolio Class I	Inflation Managed Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.40%	0.40%
Service fee		0.20%	none
Other expenses		0.03%	0.03%
Total annual operating expenses		0.63%	0.43%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Inflation Managed Portfolio (USD $)	Class I	Class P
1 year	64	44
3 years	202	138
5 years	351	241
10 years	786	542

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 430.18% of the average value of the portfolio.
Principal investment strategies

This portfolio invests its assets in fixed income securities. Normally, the portfolio focuses on investment in or exposure to inflation-indexed bonds. It is expected that the amount invested in or exposed to inflation-indexed bonds (either through cash market purchases, forward commitments or derivative instruments) normally will be equivalent to at least 80% of the portfolio’s net assets. Inflation-indexed bonds are fixed income securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation-indexed bonds and/or interest payable on such bonds tends to fall. Duration management is a fundamental part of the investment strategy for this portfolio. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

The portfolio may also invest in fixed income securities of U.S. and foreign issuers (including emerging markets), including mortgage-related securities; corporate bonds and notes; and derivative instruments and forward commitments relating to the previously mentioned securities.

When selecting securities, the manager:

• Decides what duration to maintain. The portfolio’s average duration is generally expected to be within approximately 3 years of the portfolio’s benchmark index duration, which was 8.68 years as of February 29, 2012.

• Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of investments.

• Chooses companies to invest in by carrying out credit analysis of potential investments.

The manager frequently uses futures, forwards, swaps and option contracts (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the fixed income market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

A substantial portion of the portfolio is expected to be invested in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation-linked market.

In addition to the strategies described above, the portfolio typically uses derivatives and/or forward commitments as part of a strategy designed to reduce exposure to other risks, and to satisfy issuer diversification requirements.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2002: 7.28%; 3rd quarter 2008: (6.44%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Inflation Managed Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	Inflation Managed Portfolio – Class I		11.85%	7.97%	7.49%
Barclays U.S. TIPS Index	Barclays U.S. TIPS Index	(reflects no deductions for fees, expenses or taxes)	13.56%	7.95%	7.57%

Inflation Protected Portfolio
Inflation Protected Portfolio
Investment goal
This portfolio seeks to maximize total return consistent with prudent investment management.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Inflation Protected Portfolio	Inflation Protected Portfolio Class I	Inflation Protected Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.35%	0.35%
Service fee		0.20%	none
Other expenses		0.03%	0.03%
Total annual operating expenses		0.58%	0.38%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Inflation Protected Portfolio (USD $)	Class I	Class P
1 year	59	39
3 years	186	122
5 years	324	213
10 years	726	480

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 226.31% of the average value of the portfolio.
Principal investment strategies

This portfolio invests its assets in fixed income securities. Normally, the portfolio focuses on investment in or exposure to inflation-indexed bonds. It is expected that the amount invested in or exposed to inflation-indexed bonds (either through cash market purchases, forward commitments or derivative instruments) normally will be equivalent to at least 80% of the portfolio’s net assets. Inflation-indexed bonds are fixed income securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation-indexed bonds and/or interest payable on such bonds tends to fall. Duration management is a fundamental part of the investment strategy for this portfolio. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

The portfolio may also invest in fixed income securities of U.S. and foreign issuers. Under normal market conditions, the portfolio may invest up to 40% of its assets in foreign debt, 20% of which may be unhedged.

When selecting investments, the manager:

• Uses fundamental investment techniques to select investments.

• Decides what duration to maintain. The portfolio’s average duration is generally expected to be within approximately 20% (plus or minus) of the portfolio’s benchmark index duration, which was 8.67 years as of February 29, 2012.

• Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of investments.

The manager frequently uses futures, forwards, swaps and options contracts (derivatives). Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against currency fluctuations. Total return swaps are used to receive the return of a reference asset, such as an index.

A portion of the portfolio is also expected to be invested in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation-linked market.

In addition to the strategies described above, the portfolio typically uses derivatives and/or forward commitments as part of a strategy designed to reduce exposure to other risks, and to satisfy issuer diversification requirements.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

The portfolio is a “non-diversified” portfolio.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Portfolio performance
The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Managed Bond Portfolio
Managed Bond Portfolio
Investment goal
This portfolio seeks to maximize total return consistent with prudent investment management.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Managed Bond Portfolio	Managed Bond Portfolio Class I	Managed Bond Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.39%	0.39%
Service fee		0.20%	none
Other expenses		0.05%	0.05%
Total annual operating expenses		0.64%	0.44%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Managed Bond Portfolio (USD $)	Class I	Class P
1 year	65	45
3 years	205	141
5 years	357	246
10 years	798	555

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 588.84% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in debt instruments, including instruments with characteristics of debt instruments (such as derivatives). The securities will principally include medium to high quality investment grade securities with varying terms to maturity. The portfolio may invest in U.S. and foreign issuers (including emerging markets), including government and agency issued securities; mortgage-related securities; corporate bonds and notes; and commercial paper and other money market instruments. Duration management is a fundamental part of the investment strategy for this portfolio. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

When selecting securities, the manager:

• Decides what duration to maintain. The portfolio’s average duration is generally expected to be within approximately 2 years of the portfolio’s benchmark index duration, which was 4.94 years as of February 29, 2012.

• Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of instruments.

• Chooses companies to invest in by carrying out a credit analysis of potential investments.

The manager frequently uses futures, forwards, swaps and option contracts (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the fixed income market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

The manager may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as mortgage TBA (“to be announced”) transactions that are purchased to gain exposure to the mortgage market.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 9.85%; 3rd quarter 2008: (3.77%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Managed Bond Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	Managed Bond Portfolio – Class I		3.84%	7.87%	6.91%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.78%

Short Duration Bond Portfolio
Short Duration Bond Portfolio
Investment goal
This portfolio seeks current income;
capital appreciation is of secondary importance.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Short Duration Bond Portfolio	Short Duration Bond Portfolio Class I	Short Duration Bond Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.40%	0.40%
Service fee		0.20%	none
Other expenses		0.06%	0.06%
Total annual operating expenses		0.66%	0.46%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Short Duration Bond Portfolio (USD $)	Class I	Class P
1 year	67	47
3 years	211	148
5 years	368	258
10 years	822	579

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 229.73% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in fixed income securities (including derivatives on such securities). Normally the portfolio will focus on high quality, investment grade securities. Generally, the manager expects to track duration of the Barclays 1-3 Year U.S. Government/Credit Bond Index (plus or minus a half-year), which was 1.90 years as of February 29, 2012, although the securities held may have short, intermediate, and long terms to maturity. In addition to making active sector allocations and security selection decisions, the manager also monitors portfolio duration as part of the management for this portfolio. The portfolio’s average duration will not likely exceed 3 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

The manager intends to invest principally in U.S. government and agency securities, mortgage-related securities, asset-backed securities, corporate debt securities and derivatives thereof, repurchase agreements collateralized by U.S. government securities, and money market instruments. The portfolio may invest up to 55% of its assets in investment grade corporate debt securities, including derivatives thereof. The portfolio may invest up to 15% of its assets in foreign debt denominated in U.S. dollars.

Within this broad structure, investment decisions reflect the manager’s outlook for interest rates and the economy as well as the prices and yields of the various securities.

The manager may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

The manager uses futures, forwards and swaps (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are sold to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security.

The manager may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as mortgage TBA (“to be announced”) transactions that are purchased to gain exposure to the mortgage market.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 4.02%; 4th quarter 2008: (2.19%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Short Duration Bond Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
Class I	Short Duration Bond Portfolio – Class I		0.87%	2.36%	2.28%	May 1, 2003
Barclays Capital 1-3 Year Government Credit/Bond Index	Barclays 1-3 Year U.S. Government/Credit Bond Index	(reflects no deductions for fees, expenses or taxes)	1.59%	3.99%	3.32%	May 1, 2003

Emerging Markets Debt Portfolio
Emerging Markets Debt Portfolio
Investment goal
This portfolio seeks to maximize total return consistent with prudent investment management.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		Emerging Markets Debt Portfolio	Emerging Markets Debt Portfolio Class I	Emerging Markets Debt Portfolio Class P
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.79%	0.79%
Service fee			0.20%	none
Other expenses	[1]		0.09%	0.09%
Total annual operating expenses			1.08%	0.88%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the periods shown. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Emerging Markets Debt Portfolio (USD $)	Class I	Class P
1 year	110	90
3 years	343	281

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. This portfolio is new and does not yet have a turnover rate.
Principal investment strategies

This portfolio invests at least 80% of its assets in debt instruments that are economically tied to emerging market countries, which may be represented by instruments such as derivatives. These instruments may be issued by governments (sovereigns), government-guaranteed or majority government-owned entities (quasi-sovereigns), government agencies and instrumentalities, and corporate issuers, and may be denominated in any currency, including the local currency of the issuer.

The portfolio may invest up to 25% of its net assets in issuers in any one emerging market country. The portfolio may also invest up to 35% of its net assets in instruments of corporate issuers. Also, if the portfolio invests over 25% of its net assets in instruments denominated in a single currency other than the U.S. dollar or the euro, it will hedge into U.S. dollars or the euro the portion of the portfolio’s exposure to the single currency that exceeds 25% of the portfolio’s net assets.

Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk. When selecting investments, the manager:

• Decides what duration to maintain. The portfolio’s average duration is generally expected to be within approximately 3 years of the portfolio’s benchmark index duration, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index, which was 7.19 years as of February 29, 2012.

• Decides how to allocate among short, intermediate and long duration issues and can use various types of instruments to manage the portfolio’s duration.

The portfolio may invest in debt instruments of any credit quality and is expected to invest more than 10% of its assets in debt instruments that are non-investment grade (high yield/high risk, sometimes called “junk bonds”).

The manager may use forwards, swaps (including but not limited to total return, credit default, interest rate and currency swaps) and futures contracts. Forwards, futures and swaps may be purchased or sold to gain or increase exposure to various markets, for efficient portfolio management purposes and/or to hedge against market fluctuations. These derivatives may also be used to attempt to reduce certain risks, hedge existing positions, adjust certain characteristics of the portfolio and gain exposure to particular assets as a substitute for direct investment in the assets.

The manager uses a top-down asset allocation approach in selecting investments for the portfolio. In determining the weighting of countries and regions that the manager believes has potential to outperform over time, the manager considers and evaluates many factors ranging from global factors like interest rate expectations, currency movements among the world’s three leading economic regions, and market sentiment and liquidity, to extensive review of individual countries and issuers and comparisons between countries. The manager will also evaluate individual investments based upon factors such as liquidity, market positioning, yield curve and duration.

The manager may sell a holding at its sole discretion including for example when it fails to perform as expected or when other opportunities appear more attractive.

The portfolio is a “non-diversified” portfolio.

Principal Risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

Portfolio Performance
The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
American Funds® Growth Portfolio
American Funds® Growth Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		American Funds® Growth Portfolio	American Funds® Growth Portfolio Class I	American Funds® Growth Portfolio Class P
Operating Expenses Caption [Text]	[1][2]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees			1.07%	1.07%
Service fee			0.20%	none
Other expenses			0.05%	0.05%
Total annual operating expenses			1.32%	1.12%
Less fee waiver	[3]		(0.34%)	(0.34%)
Total annual operating expenses after fee waiver			0.98%	0.78%
[1]	The expense information has been restated to reflect current fees.
[2]	The table and Examples reflect the expenses of both the portfolio and the Master Growth Fund.
[3]	The investment adviser of this portfolio has contractually agreed to waive a portion of its advisory fee so that its advisory fee does not exceed an annual rate of 0.41%, through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the portfolio no longer invests substantially all of its assets in the Master Growth Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example American Funds® Growth Portfolio (USD $)	Class I	Class P
1 year	100	80
3 years	385	322
5 years	691	584
10 years	1,561	1,333

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 3.15% of the average value of the portfolio.
Principal investment strategies

This portfolio invests all of its assets in Class 1 shares of the Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company (Master Growth Fund).

The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.

The Master Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the portfolio focuses on investments in medium to larger capitalization companies, the investments are not limited to a particular capitalization size.

The basic investment philosophy of the manager of the Master Growth Fund is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The manager believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the manager believes that they no longer represent relatively attractive investment opportunities.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, which include the principal risks of the Master Growth Fund, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 18.37%; 4th quarter 2008: (26.13%)
Average annual total return as of December 31, 2011
Average Annual Total Returns American Funds® Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
Class I	American Funds Growth Portfolio – Class I		(4.66%)	(0.44%)	3.84%	May 2, 2005
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	3.40%	May 2, 2005

American Funds® Growth-Income Portfolio
American Funds® Growth-Income Portfolio
Investment goal
This portfolio seeks long-term growth of capital and income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		American Funds® Growth-Income Portfolio	American Funds® Growth-Income Portfolio Class I	American Funds® Growth-Income Portfolio Class P
Operating Expenses Caption [Text]	[1][2]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees			1.01%	1.01%
Service fee			0.20%	none
Other expenses			0.04%	0.04%
Total annual operating expenses			1.25%	1.05%
Less fee waiver	[3]		(0.34%)	(0.34%)
Total annual operating expenses after fee waiver			0.91%	0.71%
[1]	The expense information has been restated to reflect current fees.
[2]	The table and Examples reflect the expenses of both the portfolio and the Master Growth-Income Fund.
[3]	The investment adviser of this portfolio has contractually agreed to waive a portion of its advisory fee so that its advisory fee does not exceed an annual rate of 0.41%, through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the portfolio no longer invests substantially all of its assets in the Master Growth-Income Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example American Funds® Growth-Income Portfolio (USD $)	Class I	Class P
1 year	93	73
3 years	363	300
5 years	654	546
10 years	1,481	1,252

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 2.35% of the average value of the portfolio.
Principal investment strategies

This portfolio invests all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series®, a registered open-end investment company (Master Growth-Income Fund).

The Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the portfolio focuses on investments in medium to larger capitalization companies, the portfolio’s investments are not limited to a particular capitalization size. The portfolio may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside of the United States.

The basic investment philosophy of the Master Growth-Income Fund manager is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The manager believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the manager believes that they no longer represent relatively attractive investment opportunities.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, which include the principal risks of the Master Growth-Income Fund, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and lower total return for the portfolio.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 15.94%; 4th quarter 2008: (22.04%)
Average annual total return as of December 31, 2011
Average Annual Total Returns American Funds® Growth-Income Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
Class I	American Funds Growth-Income Portfolio – Class I		(2.24%)	(1.66%)	2.24%	Feb 5, 2005
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	3.40%	Feb 5, 2005

Comstock Portfolio
Comstock Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		Comstock Portfolio	Comstock Portfolio Class I	Comstock Portfolio Class P
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.70%	0.70%
Service fee			0.20%	none
Other expenses			0.03%	0.03%
Total annual operating expenses			0.93%	0.73%
Less fee waiver	[1]		(0.02%)	(0.02%)
Total annual operating expenses after fee waiver			0.91%	0.71%
[1]	The investment adviser has contractually agreed to waive 0.015% (rounded in fee table) of its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with Invesco Advisers, Inc. is terminated.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Comstock Portfolio (USD $)	Class I	Class P
1 year	93	73
3 years	294	231
5 years	513	404
10 years	1,141	905

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 27.37% of the average value of the portfolio.
Principal investment strategies
The manager invests primarily in common stocks. The manager focuses primarily on the security’s potential for capital growth and income, emphasizing a value style of investing seeking well-established, undervalued companies, which may be medium or large-sized companies. Portfolio securities are typically sold when the manager’s assessment of the capital growth and income potential of such securities materially changes.
Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 19.05%; 4th quarter 2008: (23.80%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Comstock Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	Comstock Portfolio – Class I		(2.11%)	(2.28%)	2.63%
Russell 1000 Value Index	Russell 1000 Value Index	(reflects no deductions for fees, expenses or taxes)	0.39%	(2.64%)	3.89%

Dividend Growth Portfolio
Dividend Growth Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Dividend Growth Portfolio	Dividend Growth Portfolio Class I	Dividend Growth Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.66%	0.66%
Service fee		0.20%	none
Other expenses		0.05%	0.05%
Total annual operating expenses		0.91%	0.71%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Dividend Growth Portfolio (USD $)	Class I	Class P
1 year	93	73
3 years	290	227
5 years	504	395
10 years	1,120	883

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 15.74% of the average value of the portfolio.
Principal investment strategies

This portfolio normally invests at least 65% of its assets in equity securities of dividend paying companies that the manager expects to increase their dividends over time and also provide long-term appreciation. The portfolio principally invests in common stock. This portfolio may invest up to 25% of its assets in securities of companies outside the U.S. not including American Depositary Receipts (ADRs) and securities of foreign companies registered in the U.S. The portfolio generally holds large- and medium-capitalization companies.

In selecting investments, the manager favors companies with one or more of the following:

• either a track record of, or the potential for, above-average earnings and dividend growth;

• a competitive current dividend yield;

• a sound balance sheet and solid cash flow to support future dividend increases;

• a sustainable competitive advantage and leading market position; and

• attractive valuations, such as low price/earnings, price/cash flow, or price/sales ratios.

The manager may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and lower total return for the portfolio.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 17.12%; 4th quarter 2008: (23.69%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Dividend Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	Dividend Growth Portfolio – Class I		3.27%	(1.36%)	2.09%
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

Equity Index Portfolio
Equity Index Portfolio
Investment goal
This portfolio seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Equity Index Portfolio	Equity Index Portfolio Class I	Equity Index Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.05%	0.05%
Service fee		0.20%	none
Other expenses		0.04%	0.04%
Total annual operating expenses		0.29%	0.09%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Equity Index Portfolio (USD $)	Class I	Class P
1 year	30	9
3 years	93	29
5 years	163	51
10 years	368	115

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 3.91% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in equity securities of companies included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the S&P 500 Index. The S&P 500 Index is an index of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. As of December 31, 2011, the market capitalization range of the S&P 500 Index was approximately $1.57 billion to $401.25 billion.

The goal of this portfolio is to track the performance of its benchmark index and keep transaction costs low. Because individual investment selection is virtually eliminated, active portfolio management is not required.

The portfolio will generally hold between 400 and 500 of the stocks in the index and tries to match its industry weightings. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 15.89%; 4th quarter 2008: (22.23%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Equity Index Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	Equity Index Portfolio – Class I		1.82%	(0.53%)	2.64%
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

Focused 30 Portfolio
Focused 30 Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Focused 30 Portfolio	Focused 30 Portfolio Class I	Focused 30 Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.74%	0.74%
Service fee		0.20%	none
Other expenses		0.16%	0.16%
Total annual operating expenses		1.10%	0.90%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Focused 30 Portfolio (USD $)	Class I	Class P
1 year	112	92
3 years	350	287
5 years	606	498
10 years	1,340	1,108

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 46.78% of the average value of the portfolio.
Principal investment strategies

This portfolio invests primarily in domestic and foreign equity securities (including common stock and warrants) selected for their growth potential. The portfolio may invest in companies of any capitalization size, from larger, well-established companies to smaller, emerging growth companies. The portfolio normally concentrates its investments in a core group of approximately 30 (but may range from 30-45) common stocks of companies which are prominent within their industry and which the manager believes have competitive advantages.

The manager looks for companies with earnings growth potential that may not be recognized by the market at large.

There are no limitations on the countries in which the portfolio may invest, including emerging market countries; therefore, the portfolio may at times have significant foreign exposure.

The manager may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.

The portfolio is a “non-diversified” portfolio.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 25.07%; 4th quarter 2008: (28.12%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Focused 30 Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	Focused 30 Portfolio – Class I		(9.70%)	(0.29%)	5.55%
Russell 1000 Growth Index	Russell 1000 Growth Index	(reflects no deductions for fees, expenses or taxes)	2.64%	2.50%	2.60%

Growth LT Portfolio
Growth LT Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Growth LT Portfolio	Growth LT Portfolio Class I	Growth LT Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.55%	0.55%
Service fee		0.20%	none
Other expenses		0.04%	0.04%
Total annual operating expenses		0.79%	0.59%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Growth LT Portfolio (USD $)	Class I	Class P
1 year	81	60
3 years	252	189
5 years	439	329
10 years	978	738

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 91.34% of the average value of the portfolio.
Principal investment strategies

This portfolio invests in companies of any size. The portfolio principally invests in equity securities. The portfolio may invest up to 25% of its assets in foreign securities, including emerging market countries, denominated in a foreign currency and not publicly traded in the U.S. The portfolio manager looks for companies that have potential for earnings growth that may not be recognized by other investors. The manager generally does not limit security selection to any industry sector or use other defined selection procedures.

There are no limitations on the countries in which the portfolio may invest, including emerging market countries; therefore, the portfolio may at times have significant foreign exposure.

The manager may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2003: 16.86%; 4th quarter 2008: (22.80%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Growth LT Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	Growth LT Portfolio – Class I		(6.06%)	(0.41%)	1.97%
Russell 1000 Growth Index	Russell 1000 Growth Index	(reflects no deductions for fees, expenses or taxes)	2.64%	2.50%	2.60%

Large-Cap Growth Portfolio
Large-Cap Growth Portfolio
Investment goal
This portfolio seeks long-term growth of capital;
current income is of secondary importance.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		Large-Cap Growth Portfolio	Large-Cap Growth Portfolio Class I	Large-Cap Growth Portfolio Class P
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.71%	0.71%
Service fee			0.20%	none
Other expenses			0.04%	0.04%
Total annual operating expenses			0.95%	0.75%
Less fee waiver	[1]		(0.03%)	(0.03%)
Total annual operating expenses after fee waiver			0.92%	0.72%
[1]	The investment adviser has contractually agreed to waive 0.025% (rounded in fee table) of its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with UBS Global Asset Management (Americas) Inc. is terminated.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Large-Cap Growth Portfolio (USD $)	Class I	Class P
1 year	94	74
3 years	300	237
5 years	523	414
10 years	1,164	928

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 76.24% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in equity securities of large-capitalization companies. The portfolio primarily invests in large-capitalization stocks ($3 billion or more) of U.S. companies that the manager believes can sustain above average returns on invested capital at a higher level and over a longer period of time than reflected in current market prices. The portfolio normally focuses its investments in 35 to 55 stocks.

In selecting securities, the manager seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive edge.

The manager may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2010: 14.35%; 4th quarter 2008: (26.65%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Large-Cap Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	Large-Cap Growth Portfolio – Class I		1.07%	(0.41%)	(0.59%)
Russell 1000 Growth Index	Russell 1000 Growth Index	(reflects no deductions for fees, expenses or taxes)	2.64%	2.50%	2.60%

Large-Cap Value Portfolio
Large-Cap Value Portfolio
Investment goal
This portfolio seeks long-term growth of capital;
current income is of secondary importance.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Large-Cap Value Portfolio	Large-Cap Value Portfolio Class I	Large-Cap Value Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.59%	0.59%
Service fee		0.20%	none
Other expenses		0.03%	0.03%
Total annual operating expenses		0.82%	0.62%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Large-Cap Value Portfolio (USD $)	Class I	Class P
1 year	84	63
3 years	262	199
5 years	455	346
10 years	1,014	774

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 16.18% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in common stocks of large companies. It tends to emphasize U.S. companies with a total market capitalization of more than $5 billion. The portfolio may also invest up to 20% of its assets in foreign securities, including emerging market countries.

The manager looks for companies that it believes are undervalued or expected to grow.

The manager will consider selling a portfolio security (i) to reduce or eliminate holdings that exceed position size limits; (ii) when it believes the security is approaching a full valuation or is not meeting fundamental expectations; or, (iii) to pursue more attractive opportunities.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2003: 19.48%; 3rd quarter 2002: (20.98%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Large-Cap Value Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	Large-Cap Value Portfolio – Class I		4.72%	(1.03%)	2.79%
Russell 1000 Value Index	Russell 1000 Value Index	(reflects no deductions for fees, expenses or taxes)	0.39%	(2.64%)	3.89%

Long/Short Large-Cap Portfolio
Long/Short Large-Cap Portfolio
Investment goal
This portfolio seeks above-average total returns.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Long/Short Large-Cap Portfolio	Long/Short Large-Cap Portfolio Class I	Long/Short Large-Cap Portfolio Class P
Operating Expenses Caption [Text]	Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		1.00%	1.00%
Service fee		0.20%	none
Other expenses		0.77%	0.77%
Total annual operating expenses		1.97%	1.77%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Long/Short Large-Cap Portfolio (USD $)	Class I	Class P
1 year	200	180
3 years	618	557
5 years	1,062	959
10 years	2,296	2,084

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 245.57% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations. The manager generally considers a company to be a large-capitalization company if the company has a market capitalization similar to companies contained within the S&P 500 Index. As of December 31, 2011, the market capitalization range of the S&P 500 Index was approximately $1.57 billion to $401.25 billion.

The portfolio principally invests in, and sells short, equity securities of large, publicly traded companies. Equity securities in which the portfolio invests include common stocks, depositary receipts and exchange-traded funds.

The manager intends to maintain an approximate net long exposure of 100% (long market value minus short market value) to the equity market. However, long and short positions will vary in size as market opportunities change. The portfolio’s long positions and their equivalents will generally range between 90% and 150%, and short positions will generally range between 0% and 50% of the value of the net assets in the portfolio.

The manager will establish long equity positions in securities that the manager believes will outperform the market and will take short positions in equity securities the manager believes will underperform the market. When a short sale occurs, the portfolio will arrange through and pay a broker to borrow the security for delivery to the buyer. When the portfolio borrows a security, it is obligated to replace the security borrowed at its market price at the time of replacement. The portfolio will utilize securities lending to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. The cost of financing long positions in excess of the value of the portfolio’s assets and of borrowing securities sold short and associated costs with this strategy are interest and/or transactional costs of the portfolio. Accordingly, the portfolio will be leveraged and could have more equity exposure than a portfolio that does not engage in this strategy. However, the portfolio intends to maintain an approximate net 100% long exposure. Implementation of the portfolio’s strategy is dependent upon the ability of cost effective financing of positions.

In general, the manager buys and covers short sales in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with the valuation approach, the manager also considers a number of other criteria such as:

• catalysts that could trigger a rise in a stock’s price;

• high potential reward compared to potential risk; and

• temporary mispricing caused by apparent market overreactions.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Borrowing Risk: Borrowing money to finance purchases of securities that exceed a portfolio’s net assets creates leverage. This may exaggerate changes in the net asset value of the portfolio’s shares and its returns. The portfolio bears the added market risk of the securities purchased. Borrowing will cost a portfolio interest expense and other fees and may reduce its returns.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Securities Lending Risk: When the portfolio loans securities to brokers, dealers or financial institutions, there is a risk that the loaned securities will not be returned or that their return will be delayed, as well as a risk of a loss of rights in the collateral if the borrower or lending agent defaults or does not meet its contractual obligations in the transaction.

• Short Sale Risk: A short sale involves the risk that the price at which the portfolio purchases a security to replace the borrowed security may be higher than the price that the portfolio sold the security, resulting in a loss to the portfolio. Such loss is theoretically unlimited. Short sales also involve certain costs and may expose the portfolio to leverage risk.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 16.33%; 4th quarter 2008: (21.03%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Long/Short Large-Cap Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Class I	Long/Short Large-Cap Portfolio – Class I		(2.60%)	(2.23%)	May 1, 2008
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	2.11%	(0.39%)	May 1, 2008

Main Street® Core Portfolio
Main Street® Core Portfolio
Investment goal
This portfolio seeks long-term growth of capital and income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Main Street® Core Portfolio	Main Street® Core Portfolio Class I	Main Street® Core Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.45%	0.45%
Service fee		0.20%	none
Other expenses		0.05%	0.05%
Total annual operating expenses		0.70%	0.50%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Main Street® Core Portfolio (USD $)	Class I	Class P
1 year	72	51
3 years	224	160
5 years	390	280
10 years	871	628

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 43.35% of the average value of the portfolio.
Principal investment strategies

This portfolio principally invests in common stocks of U.S. companies with large market capitalizations. The manager generally considers a company to be a large-capitalization company if the company has a market capitalization range within the Russell 1000 Index. As of December 31, 2011, the market capitalization range of the Russell 1000 Index was approximately $117.34 million to $401.25 billion. The portfolio may also invest in mid-capitalization companies.

The manager uses fundamental research and quantitative models to select securities for the portfolio, which is comprised of both growth and value stocks.

The manager seeks to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size.

The manager will consider selling securities when:

• the stock price is approaching a target price set by the manager;

• the company’s competitive position deteriorates;

• the manager is not confident about the company’s management or decisions; or

• the manager has identified alternative investment opportunities it believes are more attractive.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 18.84%; 4th quarter 2008: (22.65%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Main Street® Core Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	Main Street Core Portfolio – Class I		0.48%	(0.74%)	1.59%
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

Mid-Cap Equity Portfolio
Mid-Cap Equity Portfolio
Investment goal
This portfolio seeks capital appreciation.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Mid-Cap Equity Portfolio	Mid-Cap Equity Portfolio Class I	Mid-Cap Equity Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.65%	0.65%
Service fee		0.20%	none
Other expenses		0.07%	0.07%
Total annual operating expenses		0.92%	0.72%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Mid-Cap Equity Portfolio (USD $)	Class I	Class P
1 year	94	74
3 years	293	230
5 years	509	401
10 years	1,131	894

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 78.35% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in equity securities of companies with medium market capitalizations. The manager generally considers a company to be a mid-capitalization company if the company has a market capitalization range within the Russell Midcap Index. As of December 31, 2011, the market capitalization range for the Russell Midcap Index was approximately $117.34 million to $20.52 billion.

The manager analyzes a company’s value by comparing its share price with its return on total capital or equity. Companies are considered undervalued when their share price is lower than their estimated worth or growth prospects.

The manager focuses on individual stock selection rather than on forecasting stock market trends.

The manager may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 21.63%; 4th quarter 2008: (27.22%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Mid-Cap Equity Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	Mid-Cap Equity Portfolio – Class I		(5.40%)	(0.53%)	5.35%
Russell Midcap Index	Russell Midcap Index	(reflects no deductions for fees, expenses or taxes)	(1.55%)	1.41%	6.99%

Mid-Cap Growth Portfolio
Mid-Cap Growth Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Mid-Cap Growth Portfolio	Mid-Cap Growth Portfolio Class I	Mid-Cap Growth Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.70%	0.70%
Service fee		0.20%	none
Other expenses		0.05%	0.05%
Total annual operating expenses		0.95%	0.75%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Mid-Cap Growth Portfolio (USD $)	Class I	Class P
1 year	97	77
3 years	303	240
5 years	525	417
10 years	1,166	930

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 32.98% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with medium market capitalizations. The manager generally considers a company to be a mid-capitalization company if the company has a market capitalization range within the Russell Midcap Growth Index. As of December 31, 2011, the market capitalization range for the Russell Midcap Growth Index was approximately $117.34 million to $20.52 billion. The portfolio invests primarily in “growth” stocks.

The portfolio may invest up to 25% of its assets in securities of foreign issuers, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and emerging market countries.

The manager seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The manager typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward.

The manager may sell a holding when it determines the company no longer satisfies its investment criteria.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 26.26%; 2nd quarter 2002: (34.83%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Mid-Cap Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	Mid-Cap Growth Portfolio – Class I		(7.81%)	4.45%	2.98%
Russell Midcap Growth Index	Russell Midcap Growth Index	(reflects no deductions for fees, expenses or taxes)	(1.65%)	2.44%	5.29%

Mid-Cap Value Portfolio
Mid-Cap Value Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Mid-Cap Value Portfolio	Mid-Cap Value Portfolio Class I	Mid-Cap Value Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.69%	0.69%
Service fee		0.20%	none
Other expenses		0.03%	0.03%
Total annual operating expenses		0.92%	0.72%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Mid-Cap Value Portfolio (USD $)	Class I	Class P
1 year	94	74
3 years	293	230
5 years	509	401
10 years	1,131	894

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 136.06% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in equity securities of mid-capitalization companies. The manager generally considers a company to be a mid-capitalization company if the company has a capitalization range within the S&P MidCap Value 400 Index. As of December 31, 2011, the market capitalization range for the S&P MidCap 400 Value Index was approximately $480 million to $7.45 billion. The portfolio primarily invests in common stock of U.S. companies. The portfolio may purchase securities offered in equity initial public offerings (IPOs).

The manager seeks to invest in securities that it believes have long-term potential to grow in size or become more profitable or that the stock market may value more highly in the future. The manager generally screens for stocks from the universe of U.S. mid-capitalization companies.

The manager may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Equity Initial Public Offering (IPO) Risk: Investments in equity IPOs may be more volatile than investments in other equity securities and may expose the portfolio to risks associated with companies that have short operating histories and less-established market sectors.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. The table below compares portfolio performance to its current and former benchmark indexes. The portfolio’s benchmark index changed to the S&P 400 MidCap Value Index to more closely reflect the types of securities in which the portfolio invests. The former benchmark, the Russell Midcap Value Index, is being provided for comparison purposes for one year. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 18.88%; 3rd quarter 2011: (22.08%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Mid-Cap Value Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Class I	Mid-Cap Value Portfolio – Class I		(5.69%)	13.93%	Jan 2, 2009
S&P MidCap 400 Value Index	S&P MidCap 400 Value Index	(reflects no deductions for fees, expenses or taxes)	(2.43%)	17.04%	Jan 2, 2009
Russell Midcap Value Index	Russell Midcap Value Index	(reflects no deductions for fees, expenses or taxes)	(1.38%)	18.22%	Jan 2, 2009

Small-Cap Equity Portfolio
Small-Cap Equity Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Small-Cap Equity Portfolio	Small-Cap Equity Portfolio Class I	Small-Cap Equity Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.75%	0.75%
Service fee		0.20%	none
Other expenses		0.05%	0.05%
Total annual operating expenses		1.00%	0.80%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Small-Cap Equity Portfolio (USD $)	Class I	Class P
1 year	102	82
3 years	318	255
5 years	552	444
10 years	1,225	990

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 20.02% of the average value of the portfolio.
Principal investment strategies

This portfolio is co-managed by Franklin Advisory Services, LLC (Franklin) and BlackRock Investment Management, LLC (BlackRock). Each manager has its own investment style and acts independently of the other. Franklin is an active manager; BlackRock is an index manager and will not actively manage its portion of the portfolio. PLFA, the investment adviser, allocates the portfolio’s assets between Franklin and BlackRock. PLFA will normally strive to allocate inflows and outflows between the two managers with a 70% allocation to Franklin and a 30% allocation to BlackRock, but may change the allocation or rebalance at any time. The relative values of each manager’s share of the portfolio’s assets also may change over time.

The portfolio invests at least 80% of its assets in securities of companies with small market capitalizations, including instruments with characteristics of small-capitalization equity securities (such as derivatives). The managers generally consider a company to be a small-capitalization company if it has a market capitalization that is no more than: (1) the largest market capitalization of a company in the Russell 2000 Value Index as of the most recent month-end; or (2) the average of the month-end largest market capitalization of a company in the Russell 2000 Value Index over the prior 12 months. As of December 31, 2011, those capitalization amounts were (1) $3.70 billion and (2) $3.92 billion, respectively.

The portfolio invests mainly in common stocks of small, publicly traded companies.

Franklin generally invests in common stocks that the manager believes are currently undervalued and have the potential for capital appreciation.

The manager may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.

BlackRock invests in securities that are included in the Russell 2000 Value Index or have economic characteristics similar to securities included in that index. The Russell 2000 Value Index measures the performance of the small-capitalization value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold any number of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage its portion of the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

Franklin managed portion

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

BlackRock managed portion

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Additional principal risks

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 4th quarter 2011: 18.84%; 3rd quarter 2011: (21.36%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Small-Cap Equity Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
Class I	Small-Cap Equity Portfolio – Class I		(3.38%)	3.44%	7.51%	May 2, 2005
Russell 2000 Value Index	Russell 2000 Value Index	(reflects no deductions for fees, expenses or taxes)	(5.50%)	(1.87%)	3.91%	May 2, 2005

Small-Cap Growth Portfolio
Small-Cap Growth Portfolio
Investment goal
This portfolio seeks capital appreciation; no consideration is given to income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Small-Cap Growth Portfolio	Small-Cap Growth Portfolio Class I	Small-Cap Growth Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.60%	0.60%
Service fee		0.20%	none
Other expenses		0.08%	0.08%
Total annual operating expenses		0.88%	0.68%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Small-Cap Growth Portfolio (USD $)	Class I	Class P
1 year	90	69
3 years	281	218
5 years	488	379
10 years	1,084	847

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 56.66% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in small-capitalization equity securities. The portfolio invests mainly in equity securities that have a total market capitalization within the range of companies included in the Russell 2000 Growth Index and/or the S&P SmallCap 600 Index. As of December 31, 2011, the market capitalization of the companies in these indexes ranged from approximately $23.41 million to $3.70 billion. The portfolio invests primarily in “growth” stocks.

The manager will look for companies that have high unit volume growth or a positive life cycle change.

The manager may sell a holding when it reaches a target price, fails to perform as expected or when other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 21.14%; 4th quarter 2008: (28.65%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Small-Cap Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	Small-Cap Growth Portfolio – Class I		(3.10%)	1.85%	3.44%
Russell 2000 Growth Index	Russell 2000 Growth Index	(reflects no deductions for fees, expenses or taxes)	(2.91%)	2.09%	4.48%

Small-Cap Index Portfolio
Small-Cap Index Portfolio
Investment goal
This portfolio seeks investment results that correspond to the total return of an index of small-capitalization companies
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Small-Cap Index Portfolio	Small-Cap Index Portfolio Class I	Small-Cap Index Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.30%	0.30%
Service fee		0.20%	none
Other expenses		0.09%	0.09%
Total annual operating expenses		0.59%	0.39%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Small-Cap Index Portfolio (USD $)	Class I	Class P
1 year	60	40
3 years	189	125
5 years	329	219
10 years	738	493

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 16.32% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with small market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 2000 Index. The Russell 2000 Index is an index of the 2,000 smallest companies listed in the Russell 3000 Index. As of December 31, 2011, the market capitalization range of the Russell 2000 Index was approximately $20.28 million to $3.70 billion. The portfolio principally invests in common stock.

The goal of this portfolio is to track the performance of its benchmark index and keep transaction costs low. Because individual investment selection is virtually eliminated, active portfolio management is not required.

The portfolio will generally invest in any number of the stocks in the index and tries to match its industry weightings. The team periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2003: 23.29%; 4th quarter 2008: (27.45%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Small-Cap Index Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	Small-Cap Index Portfolio – Class I		(4.51%)	(0.30%)	5.12%
Russell 2000 Index	Russell 2000 Index	(reflects no deductions for fees, expenses or taxes)	(4.18%)	0.15%	5.62%

Small-Cap Value Portfolio
Small-Cap Value Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Small-Cap Value Portfolio	Small-Cap Value Portfolio Class I	Small-Cap Value Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.75%	0.75%
Service fee		0.20%	none
Other expenses		0.07%	0.07%
Total annual operating expenses		1.02%	0.82%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Small-Cap Value Portfolio (USD $)	Class I	Class P
1 year	104	84
3 years	325	262
5 years	563	455
10 years	1,248	1,014

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 18.77% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in small-capitalization equity securities. The manager generally considers a company to be a small-capitalization company if the company has a market capitalization between $100 million and $3.5 billion. The portfolio normally invests a significant portion of its assets in common stocks of companies the manager believes are undervalued relative to the market across a broad range of industry groups. The portfolio also expects to invest a significant portion of its assets in companies that the manager expects will generate income (for example, by paying dividends).

The manager uses a value investing style. The manager screens small-capitalization stocks to identify approximately 500 that it believes are undervalued. The manager then narrows its field using further quantitative analysis of factors such as price momentum and earnings momentum relative to dividend yields and liquidity and selects from among them, those that pay dividends. The manager generally tries to maintain about 100-150 stocks in the portfolio.

The manager considers selling a stock when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or other favorable qualitative metrics.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and lower total return for the portfolio.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 19.40%; 4th quarter 2008: (22.91%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Small-Cap Value Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
Class I	Small-Cap Value Portfolio – Class I		2.31%	3.84%	11.61%	May 1, 2003
Russell 2000 Value Index	Russell 2000 Value Index	(reflects no deductions for fees, expenses or taxes)	(5.50%)	(1.87%)	8.45%	May 1, 2003

Health Sciences Portfolio
Health Sciences Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Health Sciences Portfolio	Health Sciences Portfolio Class I	Health Sciences Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.90%	0.90%
Service fee		0.20%	none
Other expenses		0.07%	0.07%
Total annual operating expenses		1.17%	0.97%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Health Sciences Portfolio (USD $)	Class I	Class P
1 year	119	99
3 years	372	309
5 years	644	536
10 years	1,420	1,190

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 60.30% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in equity securities of companies in the health sciences sector.

The portfolio may invest in small-, mid- and large-capitalization companies. This portfolio may invest up to 25% of its assets in foreign denominated securities, including emerging market countries. American Depositary Receipts (ADRs) and similar instruments, and Canadian issuers are excluded from this limit.

The manager uses a bottom-up investment approach, focusing on company fundamentals and growth prospects when selecting securities. The manager may sell a holding when it reaches a target price, fails to perform as expected or when other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Health Sciences Sector Risk: Focusing investments in the health sciences sector makes the portfolio more susceptible to adverse economic, business, regulatory or other developments affecting that sector, and the impact may be disproportionate to the broader market.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Regulatory Impact Risk: Some sectors are subject to extensive government regulation, which may change frequently and impact the value of the portfolio significantly.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. The table below compares portfolio performance to a broad-based securities market benchmark index and a health care sector index which is comprised of securities which are more similar in character to those held by the portfolio than those in the broad-based benchmark. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 17.21%; 4th quarter 2008: (16.68%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Health Sciences Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	Health Sciences Portfolio – Class I		11.94%	8.01%	6.80%
S&P Composite 1500 Index	S&P Composite 1500 Index	(reflects no deductions for fees, expenses or taxes)	1.75%	0.11%	3.40%
S&P Composite 1500 Health Care Index	S&P Composite 1500 Health Care Index	(reflects no deductions for fees, expenses or taxes)	11.88%	3.20%	2.86%

Real Estate Portfolio
Real Estate Portfolio
Investment goal
This portfolio seeks current income and long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Real Estate Portfolio	Real Estate Portfolio Class I	Real Estate Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.83%	0.83%
Service fee		0.20%	none
Other expenses		0.08%	0.08%
Total annual operating expenses		1.11%	0.91%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Real Estate Portfolio (USD $)	Class I	Class P
1 year	113	93
3 years	353	290
5 years	612	504
10 years	1,352	1,120

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 21.47% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies operating in the real estate and related industries. The portfolio invests primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs). The portfolio focuses on REITs, as well as real estate operating companies (REOCs), that invest in a variety of property types and regions, which may include office and industrial buildings, apartments, manufactured homes and hotels. REITs and REOCs invest primarily in properties that produce income and in real estate interests or loans. The portfolio may invest in small-, mid- and large-capitalization companies.

When selecting securities, the manager uses a “bottom-up” process that is based upon the manager’s internal proprietary net asset value models which analyze/evaluate certain factors in an effort to select individual securities which will provide the best overall real estate value. The “top-down” process seeks diversified exposure to all major asset classes in the real estate and related industries with a focus on property markets that offer the best relative value.

The manager may sell a holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the universe.

The portfolio is a “non-diversified” portfolio.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Industry Concentration Risk: Concentrating investments in a single industry or group of related industries makes the portfolio more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of related industries. Because the portfolio has a policy to concentrate its investments in securities of issuers of real estate investment trusts and industries related to real estate, the portfolio may perform poorly during a downturn in those industries.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Real Estate Risk: Adverse changes in the real estate markets and risks associated with the ownership of real estate, such as fluctuations in property value; property damage or destruction; tenant or borrower default; taxes; and other economic, political or regulatory events may affect the value of the investments in real estate investment trusts (REITs) and real estate operating companies (REOCs).

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. The table below compares portfolio performance to two indexes. The S&P 500 Index has been added to compare performance of the portfolio against a large portion of the U.S. equities market. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 31.84%; 4th quarter 2008: (39.12%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Real Estate Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	Real Estate Portfolio – Class I		6.12%	(1.61%)	10.86%
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
FTSE NAREIT Equity REITs Index	FTSE NAREIT Equity REITs Index	(reflects no deductions for fees, expenses or taxes)	8.29%	(1.42%)	10.20%

Technology Portfolio
Technology Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Technology Portfolio	Technology Portfolio Class I	Technology Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.90%	0.90%
Service fee		0.20%	none
Other expenses		0.07%	0.07%
Total annual operating expenses		1.17%	0.97%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Technology Portfolio (USD $)	Class I	Class P
1 year	119	99
3 years	372	309
5 years	644	536
10 years	1,420	1,190

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 82.88% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in equity securities of technology companies and technology-related companies. This portfolio may invest in companies of all sizes and may invest a significant percentage of its assets in small-capitalization (including unseasoned) companies and mid-capitalization companies. The portfolio may invest up to 25% of its assets in securities of foreign issuers, including up to 10% in emerging market countries.

The manager uses a bottom-up stock selection approach. This means that the manager uses extensive in-depth research into specific companies to find those companies that it believes offer the greatest prospects for long-term growth of capital.

The manager may sell a holding if the manager believes its target price is reached, its valuation becomes excessive, its earnings or revenue growth are disappointing, its underlying fundamentals have deteriorated, and/or more attractive investment opportunities are believed to be available.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Regulatory Impact Risk: Some sectors are subject to extensive government regulation, which may change frequently and impact the value of the portfolio significantly.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

• Technology Companies Risk: Focusing investments in technology and technology-related companies makes the portfolio more susceptible to adverse economic, business, regulatory or other developments affecting technology and technology-related companies, and the impact may be disproportionate to the broader market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. The table below compares portfolio performance to a broad-based securities market benchmark index and to a technology sector index which is comprised of securities that are more similar in character to those held by the portfolio than those in the broad-based index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2003: 18.96%; 3rd quarter 2002: (29.52%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Technology Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	Technology Portfolio – Class I		(4.90%)	0.96%	1.02%
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
S&P North American Technology Index	S&P North American Technology Index	(reflects no deductions for fees, expenses or taxes)	(0.88%)	3.84%	2.44%

Emerging Markets Portfolio
Emerging Markets Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	Emerging Markets Portfolio	Emerging Markets Portfolio Class I	Emerging Markets Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.80%	0.80%
Service fee		0.20%	none
Other expenses		0.06%	0.06%
Total annual operating expenses		1.06%	0.86%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Emerging Markets Portfolio (USD $)	Class I	Class P
1 year	108	88
3 years	337	274
5 years	585	477
10 years	1,294	1,061

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 36.35% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities (including American Depositary Receipts (ADRs)) of companies whose principal activities are conducted in countries that are generally regarded as emerging market countries. Emerging market countries are typically less developed economically than industrialized countries and may offer high growth potential as well as considerable investment risk. The portfolio principally invests in common stock and other equity securities.

The manager seeks to invest in countries whose economies, industries and stock markets it believes are growing, gaining more stability, and/or offer attractive long-term investment prospects.

In selecting securities, the manager looks primarily for foreign companies in developing markets with high growth potential. The manager uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers the special factors and risks of the country in which the issuer operates.

The manager considers the effect of worldwide trends on the growth of various business sectors, and looks for companies that may benefit from certain global trends.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

The manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 38.29%; 4th quarter 2008: (27.73%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Emerging Markets Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	Emerging Markets Portfolio – Class I		(17.97%)	6.04%	17.90%
MSCI Emerging Markets Index	MSCI Emerging Markets Index	(reflects no deductions for fees or expenses)	(18.42%)	2.40%	13.86%

International Large-Cap Portfolio
International Large-Cap Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	International Large-Cap Portfolio	International Large-Cap Portfolio Class I	International Large-Cap Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.76%	0.76%
Service fee		0.20%	none
Other expenses		0.04%	0.04%
Total annual operating expenses		1.00%	0.80%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example International Large-Cap Portfolio (USD $)	Class I	Class P
1 year	102	82
3 years	318	255
5 years	552	444
10 years	1,225	990

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 26.79% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations. The manager generally considers a company to be an international large-capitalization company if it has a market capitalization of $3 billion or more. The portfolio invests primarily in common stocks and depositary receipts of foreign issuers, including up to 25% in emerging market countries.

The manager uses a bottom-up investment approach to buying and selling investments for the portfolio. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered. The manager may invest the portfolio’s assets in the stocks of growth companies, in the stocks of value companies, or in a combination of growth and value companies.

The portfolio invests a significant amount of its assets outside the U.S. The portfolio may invest a high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. However, under normal market conditions, the portfolio generally expects to invest in at least 10 different non-U.S. countries.

The manager may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk:  Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk:  Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk:  Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk:  Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Geographic Concentration Risk:  Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk:  Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk:  The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk:  Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk:  Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk:  Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk:  The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk:  Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Value Companies Risk:  Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 21.11%; 3rd quarter 2002: (21.48%)
Average annual total return as of December 31, 2011
Average Annual Total Returns International Large-Cap Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	International Large-Cap Portfolio – Class I		(10.12%)	(1.31%)	5.50%
MSCI EAFE Index	MSCI EAFE Index	(reflects no deductions for fees or expenses)	(12.14%)	(4.72%)	4.67%

International Small-Cap Portfolio
International Small-Cap Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		International Small-Cap Portfolio	International Small-Cap Portfolio Class I	International Small-Cap Portfolio Class P
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.85%	0.85%
Service fee			0.20%	none
Other expenses			0.04%	0.04%
Total annual operating expenses			1.09%	0.89%
Less fee waiver	[1]		(0.02%)	(0.02%)
Total annual operating expenses after fee waiver			1.07%	0.87%
[1]	The investment adviser has contractually agreed to waive 0.02% of its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with Batterymarch Financial Management, Inc. is terminated.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example International Small-Cap Portfolio (USD $)	Class I	Class P
1 year	109	89
3 years	345	282
5 years	599	491
10 years	1,327	1,094

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 61.80% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with small market capitalizations. Generally, these companies are located in developed, foreign countries. The manager generally considers a company to be a small-capitalization company if the company has a market capitalization in the range of approximately $50 million to $2 billion or in the range represented by the S&P Developed Ex-U.S. SmallCap Index. As of December 31, 2011, the S&P Developed Ex-U.S. SmallCap Index capitalization range was approximately $5.80 million to $8.20 billion. Under normal conditions, the portfolio invests in excess of 100 companies and generally expects to invest a significant amount of its assets in about the same number of non-U.S. countries as its benchmark index.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

In selecting securities, the manager uses a bottom-up quantitative strategy based in part on earnings, growth, value, cash flow, expectations and technical measures, which is then customized by region/sector.

The manager may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 24.06%; 3rd quarter 2008: (26.00%)
Average annual total return as of December 31, 2011
Average Annual Total Returns International Small-Cap Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
Class I	International Small-Cap Portfolio – Class I		(12.27%)	(4.86%)	(3.78%)	May 1, 2006
S&P Developed Ex-U.S. SmallCap Index	S&P Developed Ex-U.S. SmallCap Index	(reflects no deductions for fees, expenses or taxes)	(14.49%)	(3.21%)	(1.23%)	May 1, 2006

International Value Portfolio
International Value Portfolio
Investment goal
This portfolio seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	International Value Portfolio	International Value Portfolio Class I	International Value Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.65%	0.65%
Service fee		0.20%	none
Other expenses		0.05%	0.05%
Total annual operating expenses		0.90%	0.70%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example International Value Portfolio (USD $)	Class I	Class P
1 year	92	72
3 years	287	224
5 years	498	390
10 years	1,108	871

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 65.56% of the average value of the portfolio.
Principal investment strategies

This portfolio invests primarily in a diversified portfolio of equity securities of relatively large non-U.S. companies that the manager believes to be undervalued. The market capitalizations of the portfolio holdings are generally those in the range of companies represented in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index. As of December 31, 2011, the market capitalization range for the MSCI EAFE Index was approximately $963.36 million to $241.41 billion. Equity securities in which the portfolio principally invests are common stocks. The portfolio may invest in American Depositary Receipts (ADRs).

Under normal conditions, the portfolio generally expects to invest in at least 10 different non-U.S. countries and in a range of 60 to 90 companies.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

The manager may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 2nd quarter 2009: 26.77%; 4th quarter 2008: (24.44%)
Average annual total return as of December 31, 2011
Average Annual Total Returns International Value Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class I	International Value Portfolio – Class I		(12.90%)	(8.70%)	1.11%
MSCI EAFE Index	MSCI EAFE Index	(reflects no deductions for fees or expenses)	(12.14%)	(4.72%)	4.67%

American Funds® Asset Allocation Portfolio
American Funds® Asset Allocation Portfolio
Investment goal
This portfolio seeks high total returns (including income and capital gains) consistent with preservation of capital over the long-term.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		American Funds® Asset Allocation Portfolio	American Funds® Asset Allocation Portfolio Class l
Operating Expenses Caption [Text]	[1][2]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees			1.05%
Service fee			0.20%
Other expenses			0.04%
Total annual operating expenses			1.29%
Less fee waiver	[3]		(0.34%)
Total annual operating expenses after fee waiver			0.95%
[1]	The expense information has been restated to reflect current fees.
[2]	The table and Examples reflect the expenses of both the portfolio and the Master Asset Allocation Fund.
[3]	The investment adviser of this portfolio has contractually agreed to waive a portion of its advisory fee so that its advisory fee does not exceed an annual rate of 0.41%, through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the portfolio no longer invests substantially all of its assets in the Master Asset Allocation Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	American Funds® Asset Allocation Portfolio Class l
1 year	97
3 years	375
5 years	675
10 years	1,527

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 8.26% of the average value of the portfolio.
Principal investment strategies

This portfolio invests all of its assets in Class 1 shares of the Asset Allocation Fund, a series of American Funds Insurance Series®, a registered open-end investment company (Master Asset Allocation Fund).

The Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the Master Asset Allocation Fund focuses on investments in medium to larger capitalization companies, the Master Asset Allocation Fund’s investments are not limited to a particular capitalization size. The Master Asset Allocation Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States.

In seeking to pursue its investment goal, the Master Asset Allocation Fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the manager expects, (but is not required) to maintain an investment mix falling within the following ranges: 40% to 80% in equity securities, 20% to 50% in debt securities and 0% to 40% in money market instruments. As of December 31, 2011, the Master Asset Allocation Fund was approximately 75% invested in equity securities, 21% invested in debt securities and 4% invested in money market instruments. The proportion of equities, debt and money market securities held by the Master Asset Allocation Fund will vary with market conditions and the manager’s assessment of their relative attractiveness as investment opportunities.

The Master Asset Allocation Fund may also invest up to 25% of its debt assets in lower quality debt securities. Such securities are sometimes referred to as “junk bonds.”

The basic investment philosophy of the Master Asset Allocation Fund manager is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The manager believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the manager believes that they no longer represent relatively attractive investment opportunities.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, which include the principal risks of the Master Asset Allocation Fund, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Asset Allocation Strategies Risk: Seek to balance investments among different types of investments and strategies in an attempt to manage risks. This type of strategy is still subject to price volatility and can still lose money, particularly during periods of broad market declines.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and lower total return for the portfolio.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to its broad-based market indexes. The indexes represent the equity and fixed income components of the portfolio. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 11.47%; 3rd quarter 2011: (11.83%)
Average annual total return as of December 31, 2011
Average Annual Total Returns American Funds® Asset Allocation Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Class l	American Funds Asset Allocation Portfolio – Class I		0.93%	14.09%	Feb 2, 2009
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	2.11%	18.05%	Feb 2, 2009
Barclays Capital U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	7.84%	7.29%	Feb 2, 2009

Pacific Dynamix - Conservative Growth Portfolio
Pacific Dynamix – Conservative Growth Portfolio
Investment goal
This portfolio seeks current income and moderate growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		Pacific Dynamix - Conservative Growth Portfolio	Pacific Dynamix - Conservative Growth Portfolio Class I
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.20%
Service fee			0.20%
Other expenses			0.04%
Acquired fund fees and expenses			0.20%
Total annual operating expenses			0.64%
Less expense reimbursements	[1]		(0.05%)
Total annual operating expenses after expense reimbursements			0.59%
[1]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total annual operating expenses (excluding extraordinary expenses) of the portfolio and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Portfolios exceed 0.59%, through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	Pacific Dynamix - Conservative Growth Portfolio Class I
1 year	60
3 years	195
5 years	347
10 years	789

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 47.47% of the average value of the portfolio.
Principal investment strategies

The portfolio seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of debt and equity securities. Under normal market conditions, the portfolio maintains a balance between the two major asset classes of debt and equity by allocating its assets in the following target amounts:

	Asset Class
Portfolio	Debt	Equity
Pacific Dynamix — Conservative Growth Portfolio	60%	40%

The portfolio is a “fund of funds” that invests primarily in a combination of other mutual fund portfolios of the Pacific Select Fund (Pacific Dynamix Underlying Portfolios). Within the broad asset classes of debt and equity, the portfolio diversifies its holdings by investing in Pacific Dynamix Underlying Portfolios that represent a variety of investment styles and security types. A majority of the Pacific Dynamix Underlying Portfolios in which the portfolio invests are index portfolios, which means they seek to match the investment returns of specified stock or bond indexes. The portfolio may also invest in Pacific Dynamix Underlying Portfolios that are not index portfolios. The portion of the portfolio invested in debt securities may be allocated to Pacific Dynamix Underlying Portfolios that, in turn, invest in debt securities that may include, among others:

• Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;

• International debt securities, which may include emerging market debt;

• Debt instruments of varying duration;

• High-yield bonds;

• Floating rate loans;

• Inflation-indexed bonds; and

• Money market instruments.

The portion of the portfolio invested in equity securities may be allocated to Pacific Dynamix Underlying Portfolios that, in turn, invest in equity securities that may include, among others:

• Growth, value and “core” stocks;

• Market capitalizations that represent large-, mid- and small-sized companies;

• Stocks of companies with a history of paying dividends;

• Sector funds;

• Domestic and international stocks, including emerging market stocks.

The portfolio may also, at any time, invest in Pacific Dynamix Underlying Portfolios that hold other debt or equity securities or instruments. The portfolio may invest a significant portion of its assets in any single Pacific Dynamix Underlying Portfolio. The portfolio will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by the investment adviser; however, the portfolio’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Pacific Dynamix Underlying Portfolio corresponds to the selected investment styles and security types, the investment advisor takes into account that a Pacific Dynamix Underlying Portfolio may utilize more than one investment style and may invest in more than one type of security.

A two-step asset allocation process is used to construct the portfolios. The process begins by developing the portfolio’s target blend between the two broad asset classes and underlying investment styles within each broad asset class. This is then followed by determining target allocations among the various Pacific Dynamix Underlying Portfolios in order to produce the desired risk/return profile. PLFA’s allocations among the Pacific Dynamix Underlying Portfolios are determined using this asset allocation process which seeks to optimize returns for the portfolio by allocating among different asset classes given the desired risk/return profile of the portfolio. Periodically, PLFA will re-evaluate the portfolio’s allocations to the various Pacific Dynamix Underlying Portfolios and may update the portfolio’s target allocations to such Pacific Dynamix Underlying Portfolios at that time. PLFA may change the target allocations among asset classes and investment styles and/or the allocations to the Pacific Dynamix Underlying Portfolios from time to time, based on PLFA’s assessment of market conditions or other factors.

When investing purchase proceeds and meeting redemptions for the portfolio, PLFA may use a methodology to identify assets to be purchased or sold by the portfolio that factors in the target allocations and the current allocations of the portfolio. This methodology is intended to help maintain target allocations, although there is no assurance that the portfolio will maintain its target allocations using this methodology.

For additional information about the portfolio’s investment strategies, the names and investment strategies of the Pacific Dynamix Underlying Portfolios in which the portfolio may invest and where to obtain information about the portfolio’s investments in the Pacific Dynamix Underlying Portfolios as of the most recent month end, please see the Additional information about investments, strategies and risks section in this prospectus.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of Pacific Dynamix Underlying Portfolios, such as a view that a Pacific Dynamix Underlying Portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Pacific Dynamix Underlying Portfolios

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the portfolio, in the aggregate, will not provide investment performance matching that of the portfolio’s target index.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to three broad-based market indexes, which provide broad measures of market performance. Each index included in the table below corresponds to one of three asset classes (fixed income, domestic equity and international equity) allocated to the portfolio. To further assist in performance comparison, a composite benchmark has been presented and is comprised of the three broad-based market indexes shown below based on the target allocations for the portfolio that were in effect at that time. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 9.25%; 3rd quarter 2011: (5.27%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Pacific Dynamix - Conservative Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Class I	Pacific Dynamix – Conservative Growth Portfolio – Class I		2.92%	10.22%	May 1, 2009
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	7.84%	7.41%	May 1, 2009
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	2.11%	17.11%	May 1, 2009
MSCI World ex USA Index	MSCI World ex USA Index	(reflects no deductions for fees or expenses)	(12.21%)	10.46%	May 1, 2009
Pacific Dynamix - Conservative Growth Composite Benchmark	Pacific Dynamix – Conservative Growth Composite Benchmark	(reflects no deductions for fees or expenses)	4.15%	10.92%	May 1, 2009

Pacific Dynamix - Moderate Growth Portfolio
Pacific Dynamix – Moderate Growth Portfolio
Investment goal
This portfolio seeks long-term growth of capital and low to moderate income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		Pacific Dynamix - Moderate Growth Portfolio	Pacific Dynamix - Moderate Growth Portfolio Class I
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.20%
Service fee			0.20%
Other expenses			0.03%
Acquired fund fees and expenses			0.22%
Total annual operating expenses			0.65%
Less expense reimbursements	[1]		(0.06%)
Total annual operating expenses after expense reimbursements			0.59%
[1]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total annual operating expenses (excluding extraordinary expenses) of the portfolio and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Portfolios exceed 0.59%, through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	Pacific Dynamix - Moderate Growth Portfolio Class I
1 year	60
3 years	196
5 years	350
10 years	799

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 9.19% of the average value of the portfolio.
Principal investment strategies

The portfolio seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of equity and debt securities. Under normal market conditions, the portfolio maintains a balance between the two major asset classes of equity and debt by allocating its assets in the following target amounts:

	Asset Class
Portfolio	Debt	Equity
Pacific Dynamix — Moderate Growth Portfolio	40%	60%

The portfolio is a “fund of funds” that invests primarily in a combination of other mutual fund portfolios of the Pacific Select Fund (Pacific Dynamix Underlying Portfolios). Within the broad asset classes of equity and debt, the portfolio diversifies its holdings by investing in Pacific Dynamix Underlying Portfolios that represent a variety of investment styles and security types. A majority of the Pacific Dynamix Underlying Portfolios in which the portfolio invests are index portfolios, which means they seek to match the investment returns of specified stock or bond indexes. The portfolio may also invest in Pacific Dynamix Underlying Portfolios that are not index portfolios. The portion of the portfolio invested in equity securities may be allocated to Pacific Dynamix Underlying Portfolios that, in turn, invest in equity securities that may include, among others:

• Growth, value and “core” stocks;

• Market capitalizations that represent large, mid and small sized companies;

• Stocks of companies with a history of paying dividends;

• Sector funds;

• Domestic and international stocks, including emerging market stocks.

The portion of the portfolio invested in debt securities may be allocated to Pacific Dynamix Underlying Portfolios that, in turn, invest in debt securities that may include, among others:

• Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;

• International debt securities, which may include emerging market debt;

• Debt instruments of varying duration;

• High-yield bonds;

• Floating rate loans;

• Inflation-indexed bonds; and

• Money market instruments.

The portfolio may also, at any time, invest in Pacific Dynamix Underlying Portfolios that hold other equity or debt securities or instruments. The portfolio may invest a significant portion of its assets in any single Pacific Dynamix Underlying Portfolio. The portfolio will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by the investment adviser; however, the portfolio’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Pacific Dynamix Underlying Portfolio corresponds to the selected investment styles and security types, the investment advisor takes into account that a Pacific Dynamix Underlying Portfolio may utilize more than one investment style and may invest in more than one type of security.

A two-step asset allocation process is used to construct the portfolios. The process begins by developing the portfolio’s target blend between the two broad asset classes and underlying investment styles within each broad asset class. This is then followed by determining target allocations among the various Pacific Dynamix Underlying Portfolios in order to produce the desired risk/return profile. PLFA’s allocations among the Pacific Dynamix Underlying Portfolios are determined using this asset allocation process which seeks to optimize returns for the portfolio by allocating among different asset classes given the desired risk/return profile of the portfolio. Periodically, PLFA will re-evaluate the portfolio’s allocations to the various Pacific Dynamix Underlying Portfolios and may update the portfolio’s target allocations to such Pacific Dynamix Underlying Portfolios at that time. PLFA may change the target allocations among asset classes and investment styles and/or the allocations to the Pacific Dynamix Underlying Portfolios from time to time, based on PLFA’s assessment of market conditions or other factors.

When investing purchase proceeds and meeting redemptions for the portfolio, PLFA may use a methodology to identify assets to be purchased or sold by the portfolio that factors in the target allocations and the current allocations of the portfolio. This methodology is intended to help maintain target allocations, although there is no assurance that the portfolio will maintain its target allocations using this methodology.

For additional information about the portfolio’s investment strategies, the names and investment strategies of the Pacific Dynamix Underlying Portfolios in which the portfolio may invest and where to obtain information about the portfolio’s investments in the Pacific Dynamix Underlying Portfolios as of the most recent month end, please see the Additional information about investment, strategies and risks section in this prospectus.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of Underlying Portfolios, such as a view that an Underlying Portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Pacific Dynamix Underlying Portfolios

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the portfolio, in the aggregate, will not provide investment performance matching that of the portfolio’s target index.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to three broad-based market indexes, which provide broad measures of market performance. Each index included in the table below corresponds to one of three asset classes (domestic equity, fixed income and international equity) allocated to the portfolio. To further assist in performance comparison, a composite benchmark has been presented and is comprised of the three broad-based market indexes shown below based on the target allocations for the portfolio that were in effect at that time. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 11.96%; 3rd quarter 2011: (9.55%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Pacific Dynamix - Moderate Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Class I	Pacific Dynamix – Moderate Growth Portfolio – Class I		0.48%	11.73%	May 1, 2009
S&P 500 Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	2.11%	17.11%	May 1, 2009
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	7.84%	7.41%	May 1, 2009
MSCI World ex USA Index	MSCI World ex USA Index	(reflects no deductions for fees or expenses)	(12.21%)	10.46%	May 1, 2009
Pacific Dynamix - Moderate Growth Composite Benchmark	Pacific Dynamix – Moderate Growth Composite Benchmark	(reflects no deductions for fees or expenses)	1.95%	12.42%	May 1, 2009

Pacific Dynamix - Growth Portfolio
Pacific Dynamix – Growth Portfolio
Investment goal
This portfolio seeks moderately high, long-term growth of capital with low, current income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		Pacific Dynamix - Growth Portfolio	Pacific Dynamix - Growth Portfolio Class I
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.20%
Service fee			0.20%
Other expenses			0.03%
Acquired fund fees and expenses			0.24%
Total annual operating expenses			0.67%
Less expense reimbursements	[2]		(0.08%)
Total annual operating expenses after expense reimbursements			0.59%
[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total annual operating expenses (excluding extraordinary expenses) of the portfolio and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Portfolios exceed 0.59%, through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	Pacific Dynamix - Growth Portfolio Class I
1 year	60
3 years	198
5 years	357
10 years	819

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 5.72% of the average value of the portfolio.
Principal investment strategies

The portfolio seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of equity and debt securities. Under normal market conditions, the portfolio maintains a balance between the two major asset classes of equity and debt by allocating its assets in the following target amounts:

	Asset Class
Portfolio	Debt	Equity
Pacific Dynamix — Growth Portfolio	20%	80%

The portfolio is a “fund of funds” that invests primarily in a combination of other mutual fund portfolios of the Pacific Select Fund (Pacific Dynamix Underlying Portfolios). Within the broad asset classes of equity and debt, the portfolio diversifies its holdings by investing in Pacific Dynamix Underlying Portfolios that represent a variety of investment styles and security types. A majority of the Pacific Dynamic Underlying Portfolios in which the portfolio invests are index portfolios, which means they seek to match the investment returns of specified stock or bond indexes. The portfolio may also invest in Pacific Dynamic Underlying Portfolios that are not index portfolios. The portion of the portfolio invested in equity securities may be allocated to Pacific Dynamic Underlying Portfolios that, in turn, invest in equity securities that may include, among others:

• Growth, value and “core” stocks;

• Market capitalizations that represent large-, mid- and small-sized companies;

• Stocks of companies with a history of paying dividends;

• Sector funds;

• Domestic and international stocks, including emerging market stocks.

The portion of the portfolio invested in debt securities may be allocated to Pacific Dynamic Underlying Portfolios that, in turn, invest in debt securities that may include, among others:

• Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;

• International debt securities, which may include emerging market debt;

• Debt instruments of varying duration;

• High-yield bonds;

• Floating rate loans;

• Inflation-indexed bonds; and

• Money market instruments.

The portfolio may also, at any time, invest in Pacific Dynamic Underlying Portfolios that hold other equity or debt securities or instruments. The portfolio may invest a significant portion of its assets in any single Pacific Dynamic Underlying Portfolio. The portfolio will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by the investment adviser; however, the portfolio’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Pacific Dynamic Underlying Portfolio corresponds to the selected investment styles and security types, the investment advisor takes into account that a Pacific Dynamic Underlying Portfolio may utilize more than one investment style and may invest in more than one type of security.

A two-step asset allocation process is used to construct the portfolios. The process begins by developing the portfolio’s target blend between the two broad asset classes and underlying investment styles within each broad asset class. This is then followed by determining target allocations among the various Pacific Dynamix Underlying Portfolios in order to produce the desired risk/return profile. PLFA’s allocations among the Pacific Dynamix Underlying Portfolios are determined using this asset allocation process which seeks to optimize returns for the portfolio by allocating among different asset classes given the desired risk/return profile of the portfolio. Periodically, PLFA will re-evaluate the portfolio’s allocations to the various Pacific Dynamic Underlying Portfolios and may update the portfolio’s target allocations to such Pacific Dynamix Underlying Portfolios at that time. PLFA may change the target allocations among asset classes and investment styles and/or the allocations to the Pacific Dynamic Underlying Portfolios from time to time, based on PLFA’s assessment of market conditions or other factors.

When investing purchase proceeds and meeting redemptions for the portfolio, PLFA may use a methodology to identify assets to be purchased or sold by the portfolio that factors in the target allocations and the current allocations of the portfolio. This methodology is intended to help maintain target allocations, although there is no assurance that the portfolio will maintain its target allocations using this methodology.

For additional information about the portfolio’s investment strategies, the names and investment strategies of the Pacific Dynamic Underlying Portfolios in which the portfolio may invest and where to obtain information about the portfolio’s investments in the Pacific Dynamic Underlying Portfolios as of the most recent month end, please see the Additional information about investments, strategies and risks section in this prospectus.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of Underlying Portfolios, such as a view that an Underlying Portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Pacific Dynamix Underlying Portfolios

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the portfolio, in the aggregate, will not provide investment performance matching that of the portfolio’s target index.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to three broad-based market indexes, which provide broad measures of market performance. Each index included in the table below corresponds to one of three asset classes (domestic equity, international equity and fixed income) allocated to the portfolio. To further assist in performance comparison, a composite benchmark has been presented and is comprised of the three broad-based market indexes shown below based on the target allocations for the portfolio that were in effect at that time. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 14.50%; 3rd quarter 2011: (13.40%)
Average annual total return as of December 31, 2011
Average Annual Total Returns Pacific Dynamix - Growth Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Class I	Pacific Dynamix – Growth Portfolio – Class I		(1.85%)	13.09%	May 1, 2009
S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	(reflects no deductions for fees, expenses or taxes)	2.11%	17.11%	May 1, 2009
MSCI World ex USA Index	MSCI World ex USA Index (reflects no deductions for fees or expenses)	(reflects no deductions for fees or expenses)	(12.21%)	10.46%	May 1, 2009
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	(reflects no deductions for fees, expenses or taxes)	7.84%	7.41%	May 1, 2009
Pacific Dynamix - Growth Composite Benchmark	Pacific Dynamix – Growth Composite Benchmark (reflects no deductions for fees or expenses)	(reflects no deductions for fees or expenses)	(0.17%)	13.85%	May 1, 2009

Portfolio Optimization Conservative Portfolio
Portfolio Optimization Conservative Portfolio
Investment goal
This portfolio seeks current income and preservation of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		Portfolio Optimization Conservative Portfolio	Portfolio Optimization Conservative Portfolio Class I
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.10%
Service fee			0.20%
Other expenses			0.01%
Acquired fund fees and expenses			0.51%
Total annual operating expenses			0.82%
Less fee waiver	[2]		(0.10%)
Total annual operating expenses after fee waiver			0.72%
[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	Portfolio Optimization Conservative Portfolio Class I
1 year	74
3 years	252
5 years	445
10 years	1,004

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 11.01% of the average value of the portfolio.
Principal investment strategies

The portfolio seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of debt and equity securities. Under normal market conditions, the portfolio maintains a balance between the two major asset classes of debt and equity by allocating its assets in the following target amounts:

	Asset Class
Portfolio	Debt	Equity
Portfolio Optimization Conservative Portfolio	80%	20%

The portfolio is a “fund of funds” that invests primarily in a combination of other mutual fund portfolios of the Pacific Select Fund (Underlying Portfolios). Within the broad asset classes of debt and equity, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types. The portion of the portfolio invested in debt securities may be allocated to Underlying Portfolios that, in turn, invest in debt securities that may include, among others:

• Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;

• International debt securities, which may include emerging market debt;

• Debt instruments of varying duration;

• High-yield bonds;

• Floating rate loans;

• Inflation-indexed bonds; and

• Money market instruments.

The portion of the portfolio invested in equity securities may be allocated to Underlying Portfolios that, in turn, invest in equity securities that may include, among others:

• Growth, value and “core” stocks;

• Market capitalizations that represent large, mid and small sized companies;

• Stocks of companies with a history of paying dividends;

• Sector funds;

• Domestic and international stocks, including emerging market stocks.

The portfolio may also, at any time, invest in Underlying Portfolios that hold other debt or equity securities. Underlying Portfolios may seek investment exposure through direct investments in securities or through derivatives. The portfolio may invest a significant portion of its assets in any single Underlying Portfolio. The portfolio will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by PLFA; however, the Portfolio’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Underlying Portfolio corresponds to the selected investment styles and security types, the investment advisor takes into account that an Underlying Portfolio may utilize more than one investment style and may invest in more than one type of securities.

A two-step asset allocation process is used to construct the portfolios. The process begins by developing the portfolio’s target blend between the two broad asset classes and underlying investment styles within each broad asset class. This is then followed by determining target allocations among the various Underlying Portfolios in order to produce the desired risk/return profile. PLFA’s allocations among the Underlying Portfolios are determined using this asset allocation process which seeks to optimize returns for the portfolio by allocating among different asset classes given the desired risk/return profile of the portfolio. Periodically, PLFA will re-evaluate the portfolio’s allocations to the various Underlying Portfolios and may update the portfolio’s target allocations to such Underlying Portfolios at that time. PLFA may change the target allocations among asset classes and investment styles and/or the allocations to the Underlying Portfolios from time to time, based on PLFA’s assessment of market conditions or other factors.

When investing purchase proceeds and meeting redemptions for the portfolio, PLFA may use a methodology to identify assets to be purchased or sold by the portfolio that factors in the target allocations and the current allocations of the portfolio. This methodology is intended to help maintain target allocations, although there is no assurance that the portfolio will maintain its target allocations using this methodology.

For additional information about the portfolio’s investment strategies, the names and investment strategies of the Underlying Portfolios in which the portfolio may invest and where to obtain information about the portfolio’s investments in the Underlying Portfolios as of the most recent month end, please see the Additional information about investments, strategies and risks section in this prospectus.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment goal. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of Underlying Portfolios, such as a view that an Underlying Portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Convertible Securities Risk: Convertible securities have credit risk and interest rate risk and may present less risk than investments in a company’s common stock but more risk than investments in the company’s senior debt securities.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio Performance
The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Portfolio Optimization Moderate-Conservative Portfolio
Portfolio Optimization Moderate-Conservative Portfolio
Investment goal
This portfolio seeks current income and moderate growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		Portfolio Optimization Moderate-Conservative Portfolio	Portfolio Optimization Moderate-Conservative Portfolio Class I
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.10%
Service fee			0.20%
Other expenses			0.01%
Acquired fund fees and expenses			0.54%
Total annual operating expenses			0.85%
Less fee waiver	[2]		(0.10%)
Total annual operating expenses after fee waiver			0.75%
[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	Portfolio Optimization Moderate-Conservative Portfolio Class I
1 year	77
3 years	261
5 years	462
10 years	1,040

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 8.08% of the average value of the portfolio.
Principal investment strategies

The portfolio seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of debt and equity securities. Under normal market conditions, the portfolio maintains a balance between the two major asset classes of debt and equity by allocating its assets in the following target amounts:

	Asset Class
Portfolio	Debt	Equity
Portfolio Optimization Moderate-Conservative Portfolio	60%	40%

The portfolio is a “fund of funds” that invests primarily in a combination of other mutual fund portfolios of the Pacific Select Fund (Underlying Portfolios). Within the broad asset classes of debt and equity, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types. The portion of the portfolio invested in debt securities may be allocated to Underlying Portfolios that, in turn, invest in debt securities that may include, among others:

• Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;

• International debt securities, which may include emerging market debt;

• Debt instruments of varying duration;

• High-yield bonds;

• Floating rate loans;

• Inflation-indexed bonds; and

• Money market instruments.

The portion of the portfolio invested in equity securities may be allocated to Underlying Portfolios that, in turn, invest in equity securities that may include, among others:

• Growth, value and “core” stocks;

• Market capitalizations that represent large, mid and small sized companies;

• Stocks of companies with a history of paying dividends;

• Sector funds;

• Domestic and international stocks, including emerging market stocks.

The portfolio may also, at any time, invest in Underlying Portfolios that hold other debt or equity securities. Underlying Portfolios may seek investment exposure through direct investments in securities or through derivatives. The portfolio may invest a significant portion of its assets in any single Underlying Portfolio. The portfolio will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by PLFA; however, the portfolio’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Underlying Portfolio corresponds to the selected investment styles and security types, the investment advisor takes into account that an Underlying Portfolio may utilize more than one investment style and may invest in more than one type of securities.

A two-step asset allocation process is used to construct the portfolios. The process begins by developing the portfolio’s target blend between the two broad asset classes and underlying investment styles within each broad asset class. This is then followed by determining target allocations among the various Underlying Portfolios in order to produce the desired risk/return profile. PLFA’s allocations among the Underlying Portfolios are determined using this asset allocation process which seeks to optimize returns for the portfolio by allocating among different asset classes given the desired risk/return profile of the portfolio. Periodically, PLFA will re-evaluate the portfolio’s allocations to the various Underlying Portfolios and may update the portfolio’s target allocations to such Underlying Portfolios at that time. PLFA may change the target allocations among asset classes and investment styles and/or the allocations to the Underlying Portfolios from time to time, based on PLFA’s assessment of market conditions or other factors.

When investing purchase proceeds and meeting redemptions for the portfolio, PLFA may use a methodology to identify assets to be purchased or sold by the portfolio that factors in the target allocations and the current allocations of the portfolio. This methodology is intended to help maintain target allocations, although there is no assurance that the portfolio will maintain its target allocations using this methodology.

For additional information about the portfolio’s investment strategies, the names and investment strategies of the Underlying Portfolios in which the portfolio may invest and where to obtain information about the portfolio’s investments in the Underlying Portfolios as of the most recent month end, please see the Additional information about investments, strategies and risks section in this prospectus.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of Underlying Portfolios, such as a view that an Underlying Portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Convertible Securities Risk: Convertible securities have credit risk and interest rate risk and may present less risk than investments in a company’s common stock but more risk than investments in the company’s senior debt securities.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio Performance
The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Portfolio Optimization Moderate Portfolio
Portfolio Optimization Moderate Portfolio
Investment goal
This portfolio seeks long-term growth of capital and low to moderate income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		Portfolio Optimization Moderate Portfolio	Portfolio Optimization Moderate Portfolio Class I
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.10%
Service fee			0.20%
Other expenses			0.01%
Acquired fund fees and expenses			0.65%
Total annual operating expenses			0.96%
Less fee waiver	[2]		(0.10%)
Total annual operating expenses after fee waiver			0.86%
[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	Portfolio Optimization Moderate Portfolio Class I
1 year	88
3 years	296
5 years	521
10 years	1,169

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 8.74% of the average value of the portfolio.
Principal investment strategies

The portfolio seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of equity and debt securities. Under normal market conditions, the portfolio maintains a balance between the two major asset classes of equity and debt by allocating its assets in the following target amounts:

	Asset Class
Portfolio	Debt	Equity
Portfolio Optimization Moderate Portfolio	45%	55%

The portfolio is a “fund of funds” that invests primarily in a combination of other mutual fund portfolios of the Pacific Select Fund (Underlying Portfolios). Within the broad asset classes of equity and debt, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types. The portion of the portfolio invested in equity securities may be allocated to Underlying Portfolios that, in turn, invest in equity securities that may include, among others:

• Growth, value and “core” stocks;

• Market capitalizations that represent large, mid and small sized companies;

• Stocks of companies with a history of paying dividends;

• Sector funds;

• Domestic and international stocks, including emerging market stocks.

The portion of the portfolio invested in debt securities may be allocated to Underlying Portfolios that, in turn, invest in debt securities that may include, among others:

• Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;

• International debt securities, which may include emerging market debt;

• Debt instruments of varying duration;

• High-yield bonds;

• Floating rate loans;

• Inflation-indexed bonds; and

• Money market instruments.

The portfolio may also, at any time, invest in Underlying Portfolios that hold other equity or debt securities. Underlying Portfolios may seek investment exposure through direct investments in securities or through derivatives. The portfolio may invest a significant portion of its assets in any single Underlying Portfolio. The portfolio will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by PLFA; however, the portfolio’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Underlying Portfolio corresponds to the selected investment styles and security types, the investment advisor takes into account that an Underlying Portfolio may utilize more than one investment style and may invest in more than one type of securities.

A two-step asset allocation process is used to construct the portfolios. The process begins by developing the portfolio’s target blend between the two broad asset classes and underlying investment styles within each broad asset class. This is then followed by determining target allocations among the various Underlying Portfolios in order to produce the desired risk/return profile. PLFA’s allocations among the Underlying Portfolios are determined using this asset allocation process which seeks to optimize returns for the portfolio by allocating among different asset classes given the desired risk/return profile of the portfolio. Periodically, PLFA will re-evaluate the portfolio’s allocations to the various Underlying Portfolios and may update the portfolio’s target allocations to such Underlying Portfolios at that time. PLFA may change the target allocations among asset classes and investment styles and/or the allocations to the Underlying Portfolios from time to time, based on PLFA’s assessment of market conditions or other factors.

When investing purchase proceeds and meeting redemptions for the portfolio, PLFA may use a methodology to identify assets to be purchased or sold by the portfolio that factors in the target allocations and the current allocations of the portfolio. This methodology is intended to help maintain target allocations, although there is no assurance that the portfolio will maintain its target allocations using this methodology.

For additional information about the portfolio’s investment strategies, the names and investment strategies of the Underlying Portfolios in which the portfolio may invest and where to obtain information about the portfolio’s investments in the Underlying Portfolios as of the most recent month end, please see the Additional information about investments, strategies and risks section in this prospectus.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of Underlying Portfolios, such as a view that an Underlying Portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio Performance
The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Portfolio Optimization Growth Portfolio
Portfolio Optimization Growth Portfolio
Investment goal
This portfolio seeks moderately high, long-term capital appreciation with low, current income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		Portfolio Optimization Growth Portfolio	Portfolio Optimization Growth Portfolio Class I
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.10%
Service fee			0.20%
Other expenses			0.01%
Acquired fund fees and expenses			0.71%
Total annual operating expenses			1.02%
Less fee waiver	[2]		(0.10%)
Total annual operating expenses after fee waiver			0.92%
[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	Portfolio Optimization Growth Portfolio Class I
1 year	94
3 years	315
5 years	554
10 years	1,239

Portfolio turnover

The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).

A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 8.06% of the average value of the portfolio.

Principal investment strategies

The portfolio seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of equity and debt securities. Under normal market conditions, the portfolio maintains a balance between the two major asset classes of equity and debt by allocating its assets in the following target amounts:

	Asset Class
Portfolio	Debt	Equity
Portfolio Optimization Growth Portfolio	25%	75%

The portfolio is a “fund of funds” that invests primarily in a combination of other mutual fund portfolios of the Pacific Select Fund (Underlying Portfolios). Within the broad asset classes of equity and debt, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types. The portion of the portfolio invested in equity securities may be allocated to Underlying Portfolios that, in turn, invest in equity securities that may include, among others:

• Growth, value and “core” stocks;

• Market capitalizations that represent large, mid and small sized companies;

• Stocks of companies with a history of paying dividends;

• Sector funds;

• Domestic and international stocks, including emerging market stocks.

The portion of the portfolio invested in debt securities may be allocated to Underlying Portfolios that, in turn, invest in debt securities that may include, among others:

• Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;

• International debt securities, which may include emerging market debt;

• Debt instruments of varying duration;

• High-yield bonds;

• Floating rate loans;

• Inflation-indexed bonds; and

• Money market instruments.

The portfolio may also, at any time, invest in Underlying Portfolios that hold other equity or debt securities. Underlying Portfolios may seek investment exposure through direct investments in securities or through derivatives. The portfolio may invest a significant portion of its assets in any single Underlying Portfolio. The portfolio will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by PLFA; however, the portfolio’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Underlying Portfolio corresponds to the selected investment styles and security types, the investment advisor takes into account that an Underlying Portfolio may utilize more than one investment style and may invest in more than one type of securities.

A two-step asset allocation process is used to construct the portfolios. The process begins by developing the portfolio’s target blend between the two broad asset classes and underlying investment styles within each broad asset class. This is then followed by determining target allocations among the various Underlying Portfolios in order to produce the desired risk/return profile. PLFA’s allocations among the Underlying Portfolios are determined using this asset allocation process which seeks to optimize returns for the portfolio by allocating among different asset classes given the desired risk/return profile of the portfolio. Periodically, PLFA will re-evaluate the portfolio’s allocations to the various Underlying Portfolios and may update the portfolio’s target allocations to such Underlying portfolios at that time. PLFA may change the target allocations among asset classes and investment styles and/or the allocations to the Underlying Portfolios from time to time, based on PLFA’s assessment of market conditions or other factors.

When investing purchase proceeds and meeting redemptions for the portfolio, PLFA may use a methodology to identify assets to be purchased or sold by the portfolio that factors in the target allocations and the current allocations of the portfolio. This methodology is intended to help maintain target allocations, although there is no assurance that the portfolio will maintain its target allocations using this methodology.

For additional information about the portfolio’s investment strategies, the names and investment strategies of the Underlying Portfolios in which the portfolio may invest and where to obtain information about the portfolio’s investments in the Underlying Portfolios as of the most recent month end, please see the Additional information about investments, strategies and risks section in this prospectus.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of Underlying Portfolios, such as a view that an Underlying Portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio Performance
The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Portfolio Optimization Aggressive-Growth Portfolio
Portfolio Optimization Aggressive-Growth Portfolio
Investment goal
This portfolio seeks high, long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		Portfolio Optimization Aggressive-Growth Portfolio	Portfolio Optimization Aggressive-Growth Portfolio Class I
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.10%
Service fee			0.20%
Other expenses			0.01%
Acquired fund fees and expenses			0.75%
Total annual operating expenses			1.06%
Less fee waiver	[2]		(0.10%)
Total annual operating expenses after fee waiver			0.96%
[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	Portfolio Optimization Aggressive-Growth Portfolio Class I
1 year	98
3 years	327
5 years	575
10 years	1,285

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 12.28% of the average value of the portfolio.
Principal investment strategies

The portfolio seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of equity and debt securities. Under normal market conditions, the portfolio maintains a balance between the two major asset classes of equity and debt by allocating its assets in the following target amounts:

	Asset Class
Portfolio	Debt	Equity
Portfolio Optimization Aggressive-Growth Portfolio	10%	90%

The portfolio is a “fund of funds” that invests primarily in a combination of other mutual fund portfolios of the Pacific Select Fund (Underlying Portfolios). Within the broad asset classes of equity and debt, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types. The portion of the portfolio invested in equity securities may be allocated to Underlying Portfolios that, in turn, invest in equity securities that may include, among others:

• Growth, value and “core” stocks;

• Market capitalizations that represent large, mid and small sized companies;

• Stocks of companies with a history of paying dividends;

• Sector funds;

• Domestic and international stocks, including emerging market stocks.

The portion of the portfolio invested in debt securities may be allocated to Underlying Portfolios that, in turn, invest in debt securities that may include, among others:

• Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;

• International debt securities, which may include emerging market debt;

• Debt instruments of varying duration;

• High-yield bonds;

• Floating rate loans;

• Inflation-indexed bonds; and

• Money market instruments.

The portfolio may also, at any time, invest in Underlying Portfolios that hold other equity or debt securities. Underlying Portfolios may seek investment exposure through direct investments in securities or through derivatives. The portfolio may invest a significant portion of its assets in any single Underlying Portfolio. The portfolio will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by PLFA; however, the portfolio’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Underlying Portfolio corresponds to the selected investment styles and security types, the investment advisor takes into account that an Underlying Portfolio may utilize more than one investment style and may invest in more than one type of securities.

A two-step asset allocation process is used to construct the portfolios. The process begins by developing the portfolio’s target blend between the two broad asset classes and underlying investment styles within each broad asset class. This is then followed by determining target allocations among the various Underlying Portfolios in order to produce the desired risk/return profile. PLFA’s allocations among the Underlying Portfolios are determined using this asset allocation process which seeks to optimize returns for the portfolio by allocating among different asset classes given the desired risk/return profile of the portfolio. Periodically, PLFA will re-evaluate the portfolio’s allocations to the various Underlying Portfolios and may update the portfolio’s target allocations to such Underlying Portfolios at that time. PLFA may change the target allocations among asset classes and investment styles and/or the allocations to the Underlying Portfolios from time to time, based on PLFA’s assessment of market conditions or other factors.

When investing purchase proceeds and meeting redemptions for the portfolio, PLFA may use a methodology to identify assets to be purchased or sold by the portfolio that factors in the target allocations and the current allocations of the portfolio. This methodology is intended to help maintain target allocations, although there is no assurance that the portfolio will maintain its target allocations using this methodology.

For additional information about the portfolio’s investment strategies, the names and investment strategies of the Underlying Portfolios in which the portfolio may invest and where to obtain information about the portfolio’s investments in the Underlying Portfolios as of the most recent month end, please see the Additional information about investments, strategies and risks section in this prospectus.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of Underlying Portfolios, such as a view that an Underlying Portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

•Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio Performance
The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
PD Aggregate Bond Index Portfolio
PD Aggregate Bond Index Portfolio
Investment goal
This portfolio seeks investment results that correspond generally to the total return of an index that tracks the U.S. dollar-denominated investment grade bond market.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		PD Aggregate Bond Index Portfolio	PD Aggregate Bond Index Portfolio Class P
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.15%
Other expenses			0.09%
Total annual operating expenses			0.24%
Less expense reimbursements	[1]		(0.07%)
Total annual operating expenses after expense reimbursements			0.17%
[1]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total annual operating expenses (excluding extraordinary expenses) exceed 0.17%, through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	PD Aggregate Bond Index Portfolio Class P
1 year	17
3 years	70
5 years	128
10 years	299

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 114.95% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in debt instruments included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). Generally, fixed income securities are those that are included in the Barclays U.S. Aggregate Bond Index (Aggregate Bond Index) or are those fixed income securities that the manager has determined have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Aggregate Bond Index, including forward commitments, such as TBA (“to be announced”) transactions, U.S. government and agency securities, corporate securities and mortgage-backed securities. The manager seeks to match the total return of the Aggregate Bond Index, before taking into account portfolio costs. The Aggregate Bond Index represents the securities of the U.S. dollar-denominated investment grade bond market.

The manager does not intend to purchase all of the securities in the Aggregate Bond Index, but rather will utilize a “sampling” methodology.

The manager will not deviate from the above noted strategies at any time for any reason.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the portfolio, in the aggregate, will not provide investment performance matching that of the portfolio’s target index.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2011: 3.93%; 4th quarter 2010: (1.24%)
Average annual total return as of December 31, 2011
Average Annual Total Returns PD Aggregate Bond Index Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Class P	PD Aggregate Bond Index Portfolio – Class P		7.65%	6.70%	May 1, 2009
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index	(reflects no deductions for fees, expenses or taxes)	7.84%	7.41%	May 1, 2009

PD High Yield Bond Market Portfolio
PD High Yield Bond Market Portfolio
Investment goal
This portfolio seeks investment results that correspond generally to the total return of an index that tracks the U.S. high yield corporate bond market.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		PD High Yield Bond Market Portfolio	PD High Yield Bond Market Portfolio Class P
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.32%
Other expenses			0.13%
Total annual operating expenses			0.45%
Less expense reimbursements	[1]		(0.11%)
Total annual operating expenses after expense reimbursements			0.34%
[1]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total annual operating expenses (excluding extraordinary expenses) exceed 0.34%, through April 30, 2013. The agreement will terminate: (i) if the Fund's investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	PD High Yield Bond Market Portfolio Class P
1 year	35
3 years	133
5 years	241
10 years	556

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 44.79% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in non-investment grade (high yield/high risk) debt instruments, including instruments with characteristics of non-investment grade debt instruments (such as derivatives). Non-investment grade (high yield/high risk) debt instruments are sometimes called “junk bonds.” Generally, these instruments are those that are included in the Barclays U.S. High-Yield 2% Issuer Capped Bond Index (High Yield Index) or have economic characteristics similar to securities included in that index. The manager seeks to match the total return of the High Yield Index, before taking into account portfolio costs. The High Yield Index is an index that is an issuer constrained version of the Barclays U.S. High-Yield Bond Index which covers the U.S. dollar denominated, non-investment grade, fixed-rate taxable corporate bond market and limits issuer exposures to a maximum of 2% and redistributes the excess market value index-wide on a prorata basis. The High Yield Index represents the securities of the U.S. dollar-denominated non-investment grade bond market. There are no restrictions with respect to credit quality.

The manager does not intend to purchase all of the securities in the High Yield Index, but rather will utilize a “sampling” methodology.

The manager will not deviate from the above noted strategies at any time for any reason.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the portfolio, in the aggregate, will not provide investment performance matching that of the portfolio’s target index.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 11.59%; 3rd quarter 2011: (6.05%)
Average annual total return as of December 31, 2011
Average Annual Total Returns PD High Yield Bond Market Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Class P	PD High Yield Bond Market Portfolio – Class P		5.03%	14.13%	May 1, 2009
Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index	Barclays U.S. High-Yield 2% Issuer Capped Bond Index	(reflects no deductions for fees, expenses or taxes)	4.96%	19.47%	May 1, 2009

PD Large-Cap Growth Index Portfolio
PD Large-Cap Growth Index Portfolio
Investment goal
This portfolio seeks investment results that correspond to the total return of an index of large-capitalization growth companies.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		PD Large-Cap Growth Index Portfolio	PD Large-Cap Growth Index Portfolio Class P
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.14%
Other expenses			0.06%
Total annual operating expenses			0.20%
Less expense reimbursements	[1]		(0.03%)
Total annual operating expenses after expense reimbursements			0.17%
[1]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total annual operating expenses (excluding extraordinary expenses) exceed 0.17%, through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	PD Large-Cap Growth Index Portfolio Class P
1 year	17
3 years	61
5 years	110
10 years	252

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 37.49% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 1000 Growth Index. As of December 31, 2011, the market capitalization range of the Russell 1000 Growth Index was approximately $117.34 million to $401.25 billion. Generally, these securities are those that are included in the Russell 1000 Growth Index or have economic characteristics similar to securities included in that index. The Russell 1000 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold substantially all of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 13.83%; 3rd quarter 2011: (13.13%)
Average annual total return as of December 31, 2011
Average Annual Total Returns PD Large-Cap Growth Index Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Class P	PD Large-Cap Growth Index Portfolio – Class P		2.39%	17.43%	May 1, 2009
Russell 1000 Growth Index	Russell 1000 Growth Index	(reflects no deductions for fees, expenses or taxes)	2.64%	18.26%	May 1, 2009

PD Large-Cap Value Index Portfolio
PD Large-Cap Value Index Portfolio
Investment goal
This portfolio seeks investment results that correspond to the total return of an index of large-capitalization value companies.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		PD Large-Cap Value Index Portfolio	PD Large-Cap Value Index Portfolio Class P
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.14%
Other expenses			0.06%
Total annual operating expenses			0.20%
Less expense reimbursements	[1]		(0.03%)
Total annual operating expenses after expense reimbursements			0.17%
[1]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total annual operating expenses (excluding extraordinary expenses) exceed 0.17%, through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	PD Large-Cap Value Index Portfolio Class P
1 year	17
3 years	61
5 years	110
10 years	252

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 35.63% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 1000 Value Index. As of December 31, 2011, the market capitalization range of the Russell 1000 Value Index was approximately $117.34 million to $401.25 billion. Generally, these securities are those that are included in the Russell 1000 Value Index or have economic characteristics similar to securities included in that index. The Russell 1000 Value Index measures the performance of the large-capitalization value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold substantially all of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 18.08%; 3rd quarter 2011: (16.16%)
Average annual total return as of December 31, 2011
Average Annual Total Returns PD Large-Cap Value Index Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Class P	PD Large-Cap Value Index Portfolio – Class P		0.19%	15.80%	May 1, 2009
Russell 1000 Value Index	Russell 1000 Value Index	(reflects no deductions for fees, expenses or taxes)	0.39%	16.60%	May 1, 2009

PD Small-Cap Growth Index Portfolio
PD Small-Cap Growth Index Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		PD Small-Cap Growth Index Portfolio	PD Small-Cap Growth Index Portfolio Class P
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.14%
Other expenses			0.17%
Total annual operating expenses			0.31%
Less expense reimbursements	[1]		(0.10%)
Total annual operating expenses after expense reimbursements			0.21%
[1]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total annual operating expenses (excluding extraordinary expenses) exceed 0.21%, through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	PD Small-Cap Growth Index Portfolio Class P
1 year	22
3 years	90
5 years	164
10 years	383

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 67.66% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with small market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 2000 Growth Index. As of December 31, 2011, the market capitalization range of the Russell 2000 Growth Index was approximately $23.41 million to $3.70 billion. Generally, these securities are those that are included in the Russell 2000 Growth Index or economic characteristics similar to securities included in that index. The Russell 2000 Growth Index measures the performance of the small-capitalization growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold any number of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 4th quarter 2010: 17.06%; 3rd quarter 2011: (22.31%)
Average annual total return as of December 31, 2011
Average Annual Total Returns PD Small-Cap Growth Index Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Class P	PD Small-Cap Growth Index Portfolio – Class P		(3.27%)	19.10%	May 1, 2009
Russell 2000 Growth Index	Russell 2000 Growth Index	(reflects no deductions for fees, expenses or taxes)	(2.91%)	19.91%	May 1, 2009

PD Small-Cap Value Index Portfolio
PD Small-Cap Value Index Portfolio
Investment goal
This portfolio seeks investment results that correspond to the total return of an index of small-capitalization value companies.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		PD Small-Cap Value Index Portfolio	PD Small-Cap Value Index Portfolio Class P
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.14%
Other expenses			0.18%
Total annual operating expenses			0.32%
Less expense reimbursements	[1]		(0.11%)
Total annual operating expenses after expense reimbursements			0.21%
[1]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total annual operating expenses (excluding extraordinary expenses) exceed 0.21%, through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	PD Small-Cap Value Index Portfolio Class P
1 year	22
3 years	92
5 years	169
10 years	395

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 62.96% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with small market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 2000 Value Index. As of December 31, 2011, the market capitalization range of the Russell 2000 Value Index was approximately $20.28 million to $3.70 billion. Generally, these securities are those that are included in the Russell 2000 Value Index or have economic characteristics similar to securities included in that index. The Russell 2000 Value Index measures the performance of the small-capitalization value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold any number of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 22.53%; 3rd quarter 2011: (21.52%)
Average annual total return as of December 31, 2011
Average Annual Total Returns PD Small-Cap Value Index Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Class P	PD Small-Cap Value Index Portfolio – Class P		(5.82%)	16.47%	May 1, 2009
Russell 2000 Value Index	Russell 2000 Value Index	(reflects no deductions for fees, expenses or taxes)	(5.50%)	17.10%	May 1, 2009

PD Emerging Markets Portfolio
PD Emerging Markets Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses	PD Emerging Markets Portfolio	PD Emerging Markets Portfolio Class P
Operating Expenses Caption [Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		0.60%
Other expenses		0.32%
Total annual operating expenses		0.92%

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	PD Emerging Markets Portfolio Class P
1 year	94
3 years	293
5 years	509
10 years	1,131

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 6.32% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in emerging markets investments. The manager invests primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter (OTC) markets. Such emerging markets investments will be in issuers that are organized, located, or have a principal trading market or a place of business in a country approved by the manager (Approved Markets). Investments may be in corporate and/or governmental issuers or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or in the central bank of such Approved Market.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

The manager seeks to purchase a broad market coverage of larger companies within each Approved Market. The manager decides whether to include or exclude the shares of an issuer primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country.

The manager may sell securities to fund redemptions and may also sell securities to rebalance the portfolio from time to time.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 21.10%; 3rd quarter 2011: (23.14%)
Average annual total return as of December 31, 2011
Average Annual Total Returns PD Emerging Markets Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Class P	PD Emerging Markets Portfolio – Class P		(18.20%)	13.68%	May 1, 2009
MSCI Emerging Markets Index	MSCI Emerging Markets Index	(reflects no deductions for fees or expenses)	(18.42%)	15.55%	May 1, 2009

PD International Large-Cap Portfolio
PD International Large-Cap Portfolio
Investment goal
This portfolio seeks long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		PD International Large-Cap Portfolio	PD International Large-Cap Portfolio Class P
Operating Expenses Caption [Text]		Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.25%
Other expenses			0.21%
Total annual operating expenses			0.46%
Less expense reimbursements	[1]		(0.16%)
Total annual operating expenses after expense reimbursements			0.30%
[1]	The investment advisor has contractually agreed to reimburse the portfolio to the extent the total annual operating expenses (excluding extraordinary expenses) exceed 0.30%, through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	PD International Large-Cap Portfolio Class P
1 year	31
3 years	131
5 years	242
10 years	564

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 0.61% of the average value of the portfolio.
Principal investment strategies

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations. The portfolio invests a significant amount of its assets in non-U.S. investments. The manager defines non-U.S. investments as issuers that are organized, located, or have a principal trading market or a place of business in a country approved by the manager (Approved Markets). An issuer may be deemed located in a country if a majority of its assets are in such country or if it derives a majority of its operating income in that country. The manager invests primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter (OTC) markets. Investments may be in corporate and/or governmental issuers or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or in the central bank of such Approved Market.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

The manager seeks to purchase a broad market coverage of larger companies within each Approved Market. The manager decides whether to include or exclude the shares of an issuer primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country.

The manager may sell securities to fund redemptions and may also sell securities to rebalance the portfolio from time to time.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

Portfolio performance
The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Year by year total return (%) as of December 31 each year

Best and worst quarterly performance during this period: 3rd quarter 2009: 18.67%; 3rd quarter 2011: (19.96%)
Average annual total return as of December 31, 2011
Average Annual Total Returns PD International Large-Cap Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Class P	PD International Large-Cap Portfolio – Class P		(12.16%)	8.51%	May 1, 2009
MSCI World ex USA Index	MSCI World ex USA Index	(reflects no deductions for fees or expenses)	(12.21%)	10.46%	May 1, 2009

Floating Rate Income Portfolio
Floating Rate Income Portfolio
Investment goal
This portfolio seeks a high level of current income.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses		Floating Rate Income Portfolio	Floating Rate Income Portfolio Class I	Floating Rate Income Portfolio Class P
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee			0.65%	0.65%
Service fee			0.20%	none
Other expenses	[1]		none	none
Total annual operating expenses			0.85%	0.65%
[1]	The portfolio is not expected to have assets or commence operations during the current fiscal year.

Examples

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the periods shown. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Floating Rate Income Portfolio (USD $)	Class I	Class P
1 year	87	66
3 years	271	208

Portfolio turnover
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. This portfolio is new and does not yet have a turnover rate.
Principal investment strategies

This portfolio invests principally in income producing floating rate loans and floating rate debt securities. This portfolio generally invests at least 80% of its assets in floating rate loans and floating rate debt securities. Floating rate loans and floating rate debt securities are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Floating rate loans and floating rate debt securities in which the portfolio invests consist of senior secured and unsecured floating rate loans, secured and unsecured second lien floating rate loans, and floating rate debt securities of domestic and foreign issuers. Senior floating rate loans and some floating rate debt securities are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. Second lien loans are generally second in line in terms of repayment priority with respect to the pledged collateral. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Generally, secured floating rate loans are secured by specific assets of the borrower.

Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan.

Individual investment selection is based on the manager’s fundamental research process and an assessment of the investment’s relative value. The manager performs a credit analysis on each potential investment. An investment is generally sold when the manager determines that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

The portfolio may invest up to 20% of its assets in certain other types of debt instruments or securities.

The portfolio is expected to invest substantially all of its assets in floating rate loans and other debt instruments that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the manager. Non-investment grade debt instruments may include those that are stressed, distressed or in default.

The portfolio may invest up to 25% of its assets in U.S. dollar denominated foreign investments, principally in developed markets.

The portfolio is a “non-diversified” portfolio.

Principal risks

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the portfolio could experience delays in receiving payments or suffer a loss. In an assignment, the portfolio effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Due to their lower place in the borrower’s capital structure and possible unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower. In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Declines in interest rates may also increase prepayments of debt obligations and require the portfolio to invest assets at lower yields.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates. There is a risk of lag in the adjustment of interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

Portfolio performance
The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Central Index Key	dei_EntityCentralIndexKey	0000813900
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
Cash Management Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cash Management Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks current income consistent with preservation of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests in money market instruments that the portfolio manager believes have minimal credit risk. These investments principally include commercial paper, U.S. government obligations, bank obligations, short-term corporate debt, asset-backed money market instruments and foreign money market instruments denominated in U.S. dollars. The portfolio’s dollar-weighted average term to maturity will not exceed 60 days. The portfolio’s dollar weighted average life to maturity will not exceed 120 days. The manager looks for money market instruments with the highest yields within the highest credit rating categories, based on the evaluation of credit risk and interest rates. The portfolio invests at least 97% of its assets in high quality money market instruments which have been given the highest credit rating for short-term debt securities or if unrated, are of comparable quality as determined by the manager. The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Unlike many money market funds, the Cash Management Portfolio is not managed to maintain a constant net asset value (NAV). Instead, the NAV will change with the value of the investments in the portfolio. However, the portfolio complies with the maturity, quality, diversification and liquidity requirements of traditional money market funds that seek to maintain a constant NAV of $1.00 per share.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the portfolio is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, the value of the portfolio’s investments and therefore the value of your shares may go up or down. It’s possible to lose money by investing in the portfolio. In periods of low prevailing interest rates, interest earned by the portfolio may not be sufficient to offset the portfolio’s expenses. This would result in negative yields and decreasing NAVs.

You should not rely on or expect the portfolio’s investment adviser or portfolio manager to purchase distressed assets from the portfolio, make capital infusions, enter into capital support agreements, or take other actions to prevent a decline in NAV. The portfolio’s NAV can be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Additionally, the actions of a few large investors in the portfolio may have a significant adverse effect on other shareholders.

The Cash Management Portfolio is intended to have the least investment risk of the Fund’s portfolios because its principal investment strategy is to invest in short-term securities that are either government guaranteed or have very high credit ratings. There is no guarantee that the portfolio will achieve its investment goal. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the portfolio is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It’s possible to lose money by investing in the portfolio.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 1st and 2nd quarter 2007: 1.25%; 1st quarter 2010: (0.03%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	7-day yield ending December 31, 2011: 0.00%
Money Market Seven Day Yield Column [Text]	rr_MoneyMarketSevenDayYieldColumnName	7-day yield
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Cash Management Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.14%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.37%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	38
3 years	rr_ExpenseExampleYear03	119
5 years	rr_ExpenseExampleYear05	208
10 years	rr_ExpenseExampleYear10	468
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	1.41%
03	rr_AnnualReturn2003	0.79%
04	rr_AnnualReturn2004	1.01%
05	rr_AnnualReturn2005	2.82%
06	rr_AnnualReturn2006	4.69%
07	rr_AnnualReturn2007	4.99%
08	rr_AnnualReturn2008	2.36%
09	rr_AnnualReturn2009	0.17%
10	rr_AnnualReturn2010	(0.05%)
11	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.03%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Cash Management Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	none
5 years	rr_AverageAnnualReturnYear05	1.47%
10 years	rr_AverageAnnualReturnYear10	1.80%
Cash Management Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.14%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.17%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	17
3 years	rr_ExpenseExampleYear03	55
5 years	rr_ExpenseExampleYear05	96
10 years	rr_ExpenseExampleYear10	217
Cash Management Portfolio | BofA Merrill Lynch U.S. 3-Month T-Bill Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. 3-Month T-Bill Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.10%
5 years	rr_AverageAnnualReturnYear05	1.49%
10 years	rr_AverageAnnualReturnYear10	1.95%
Diversified Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diversified Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks to maximize total return consistent with prudent investment management.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 701.34% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	701.34%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in fixed income securities. When selecting securities the manager employs a team-oriented investment process which considers sector allocation, issue selection, duration exposure, term structure weighting and country/currency allocations. Generally, the manager expects the portfolio’s average duration to be within a range of 2.5 to 7 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

Principal investments include U.S. government and agency securities; corporate bonds and notes; convertible securities; and mortgage-backed securities. The portfolio may invest up to 25% of its assets in securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the manager. The portfolio may also invest up to 25% of its assets in foreign securities. However, the portfolio will not invest more than 20% of its assets in non-U.S. dollar denominated securities, including emerging markets.

The manager uses futures, forwards, swaps and option contracts (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the fixed income market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

The manager may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as mortgage TBA (“to be announced”) transactions that are purchased to gain exposure to the mortgage market.

Issue selection is primarily a bottom-up process to determine mispriced or undervalued securities. Research provides ongoing assessment of changing credit characteristics and securities with characteristics such as floating interest rates, hidden underlying assets or credit backing, and securities issued in mergers. The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Convertible Securities Risk: Convertible securities have credit risk and interest rate risk and may present less risk than investments in a company’s common stock but more risk than investments in the company’s senior debt securities.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 6.04%; 3rd quarter 2008: (2.95%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Diversified Bond Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.40%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.66%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	67
3 years	rr_ExpenseExampleYear03	211
5 years	rr_ExpenseExampleYear05	368
10 years	rr_ExpenseExampleYear10	822
Annual Total Returns	rr_BarChartTableAbstract
07	rr_AnnualReturn2007	1.32%
08	rr_AnnualReturn2008	(7.80%)
09	rr_AnnualReturn2009	14.13%
10	rr_AnnualReturn2010	8.04%
11	rr_AnnualReturn2011	5.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.95%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Diversified Bond Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	5.94%
5 years	rr_AverageAnnualReturnYear05	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Diversified Bond Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.40%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.46%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	47
3 years	rr_ExpenseExampleYear03	148
5 years	rr_ExpenseExampleYear05	258
10 years	rr_ExpenseExampleYear10	579
Diversified Bond Portfolio | Barclays U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Floating Rate Loan Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Floating Rate Loan Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks a high level of current income.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 80.75% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.75%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in floating rate loans. Floating rate loans are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Floating rate loans in which the portfolio invests include senior loans of domestic and foreign borrowers. Senior loans are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. The portfolio may invest in participations in senior loans, may purchase assignments of portions of senior loans from third parties and may act as one of the group of lenders originating a senior loan. Generally, senior floating rate loans are secured by specific assets of the borrower. However, the portfolio may invest up to 20% of its assets in senior loans that are not secured by any collateral.

The portfolio is expected to invest substantially all of its assets in senior loans and other debt instruments that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the manager.

The manager seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the portfolio could experience delays in receiving payments or suffer a loss. In an assignment, the portfolio effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 7.86%; 4th quarter 2008: (22.25%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Floating Rate Loan Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.75%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	1.00%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.90%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	308
5 years	rr_ExpenseExampleYear05	543
10 years	rr_ExpenseExampleYear10	1,216
Annual Total Returns	rr_BarChartTableAbstract
08	rr_AnnualReturn2008	(29.28%)
09	rr_AnnualReturn2009	24.31%
10	rr_AnnualReturn2010	7.27%
11	rr_AnnualReturn2011	2.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.25%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Floating Rate Loan Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Floating Rate Loan Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.75%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.80%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.70%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	245
5 years	rr_ExpenseExampleYear05	434
10 years	rr_ExpenseExampleYear10	980
Floating Rate Loan Portfolio | S&P/LSTA Leveraged Loan Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P/LSTA Leveraged Loan Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	High Yield Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks a high level of current income.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 91.42% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.42%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments. The portfolio principally invests in intermediate to long terms to maturity which generally means holdings with final maturities greater than one year. Securities include bonds and notes, including those of foreign issuers which are denominated in U.S. dollars.

When selecting securities, the manager focuses on:

• Seeking high yields while addressing risk by looking for securities that offer the highest yields for their credit rating.

• Seeking gains by looking for securities that may be more creditworthy than their credit rating indicates. This involves an analysis of each potential security, and may include meeting with the company’s management team.

• Reducing credit risk by investing in many different issuers in a wide range of industries.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 12.57%; 4th quarter 2008: (14.09%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
High Yield Bond Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.40%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.64%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	65
3 years	rr_ExpenseExampleYear03	205
5 years	rr_ExpenseExampleYear05	357
10 years	rr_ExpenseExampleYear10	798
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(3.00%)
03	rr_AnnualReturn2003	20.29%
04	rr_AnnualReturn2004	9.42%
05	rr_AnnualReturn2005	2.37%
06	rr_AnnualReturn2006	9.42%
07	rr_AnnualReturn2007	2.44%
08	rr_AnnualReturn2008	(22.20%)
09	rr_AnnualReturn2009	39.87%
10	rr_AnnualReturn2010	14.52%
11	rr_AnnualReturn2011	3.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.09%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	High Yield Bond Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	3.42%
5 years	rr_AverageAnnualReturnYear05	5.71%
10 years	rr_AverageAnnualReturnYear10	6.56%
High Yield Bond Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.40%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.44%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	45
3 years	rr_ExpenseExampleYear03	141
5 years	rr_ExpenseExampleYear05	246
10 years	rr_ExpenseExampleYear10	555
High Yield Bond Portfolio | Barclays U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. High-Yield 2% Issuer Capped Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	4.96%
5 years	rr_AverageAnnualReturnYear05	7.74%
10 years	rr_AverageAnnualReturnYear10	8.96%
Inflation Managed Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inflation Managed Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks to maximize total return consistent with prudent investment management.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 430.18% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	430.18%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests its assets in fixed income securities. Normally, the portfolio focuses on investment in or exposure to inflation-indexed bonds. It is expected that the amount invested in or exposed to inflation-indexed bonds (either through cash market purchases, forward commitments or derivative instruments) normally will be equivalent to at least 80% of the portfolio’s net assets. Inflation-indexed bonds are fixed income securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation-indexed bonds and/or interest payable on such bonds tends to fall. Duration management is a fundamental part of the investment strategy for this portfolio. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

The portfolio may also invest in fixed income securities of U.S. and foreign issuers (including emerging markets), including mortgage-related securities; corporate bonds and notes; and derivative instruments and forward commitments relating to the previously mentioned securities.

When selecting securities, the manager:

• Decides what duration to maintain. The portfolio’s average duration is generally expected to be within approximately 3 years of the portfolio’s benchmark index duration, which was 8.68 years as of February 29, 2012.

• Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of investments.

• Chooses companies to invest in by carrying out credit analysis of potential investments.

The manager frequently uses futures, forwards, swaps and option contracts (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the fixed income market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

A substantial portion of the portfolio is expected to be invested in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation-linked market.

In addition to the strategies described above, the portfolio typically uses derivatives and/or forward commitments as part of a strategy designed to reduce exposure to other risks, and to satisfy issuer diversification requirements.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2002: 7.28%; 3rd quarter 2008: (6.44%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Inflation Managed Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.40%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.63%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	351
10 years	rr_ExpenseExampleYear10	786
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	15.45%
03	rr_AnnualReturn2003	8.24%
04	rr_AnnualReturn2004	8.90%
05	rr_AnnualReturn2005	2.54%
06	rr_AnnualReturn2006	0.52%
07	rr_AnnualReturn2007	10.14%
08	rr_AnnualReturn2008	(9.34%)
09	rr_AnnualReturn2009	20.80%
10	rr_AnnualReturn2010	8.78%
11	rr_AnnualReturn2011	11.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.44%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Inflation Managed Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	11.85%
5 years	rr_AverageAnnualReturnYear05	7.97%
10 years	rr_AverageAnnualReturnYear10	7.49%
Inflation Managed Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.40%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.43%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	44
3 years	rr_ExpenseExampleYear03	138
5 years	rr_ExpenseExampleYear05	241
10 years	rr_ExpenseExampleYear10	542
Inflation Managed Portfolio | Barclays U.S. TIPS Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. TIPS Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.56%
5 years	rr_AverageAnnualReturnYear05	7.95%
10 years	rr_AverageAnnualReturnYear10	7.57%
Inflation Protected Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inflation Protected Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks to maximize total return consistent with prudent investment management.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 226.31% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	226.31%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests its assets in fixed income securities. Normally, the portfolio focuses on investment in or exposure to inflation-indexed bonds. It is expected that the amount invested in or exposed to inflation-indexed bonds (either through cash market purchases, forward commitments or derivative instruments) normally will be equivalent to at least 80% of the portfolio’s net assets. Inflation-indexed bonds are fixed income securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation-indexed bonds and/or interest payable on such bonds tends to fall. Duration management is a fundamental part of the investment strategy for this portfolio. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

The portfolio may also invest in fixed income securities of U.S. and foreign issuers. Under normal market conditions, the portfolio may invest up to 40% of its assets in foreign debt, 20% of which may be unhedged.

When selecting investments, the manager:

• Uses fundamental investment techniques to select investments.

• Decides what duration to maintain. The portfolio’s average duration is generally expected to be within approximately 20% (plus or minus) of the portfolio’s benchmark index duration, which was 8.67 years as of February 29, 2012.

• Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of investments.

The manager frequently uses futures, forwards, swaps and options contracts (derivatives). Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against currency fluctuations. Total return swaps are used to receive the return of a reference asset, such as an index.

A portion of the portfolio is also expected to be invested in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation-linked market.

In addition to the strategies described above, the portfolio typically uses derivatives and/or forward commitments as part of a strategy designed to reduce exposure to other risks, and to satisfy issuer diversification requirements.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

The portfolio is a “non-diversified” portfolio.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Inflation Protected Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.35%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.58%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	59
3 years	rr_ExpenseExampleYear03	186
5 years	rr_ExpenseExampleYear05	324
10 years	rr_ExpenseExampleYear10	726
Inflation Protected Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.35%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.38%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	39
3 years	rr_ExpenseExampleYear03	122
5 years	rr_ExpenseExampleYear05	213
10 years	rr_ExpenseExampleYear10	480
Managed Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managed Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks to maximize total return consistent with prudent investment management.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 588.84% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	588.84%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in debt instruments, including instruments with characteristics of debt instruments (such as derivatives). The securities will principally include medium to high quality investment grade securities with varying terms to maturity. The portfolio may invest in U.S. and foreign issuers (including emerging markets), including government and agency issued securities; mortgage-related securities; corporate bonds and notes; and commercial paper and other money market instruments. Duration management is a fundamental part of the investment strategy for this portfolio. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

When selecting securities, the manager:

• Decides what duration to maintain. The portfolio’s average duration is generally expected to be within approximately 2 years of the portfolio’s benchmark index duration, which was 4.94 years as of February 29, 2012.

• Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of instruments.

• Chooses companies to invest in by carrying out a credit analysis of potential investments.

The manager frequently uses futures, forwards, swaps and option contracts (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are purchased or sold to gain or increase exposure to various currency markets and/or to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the fixed income market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

The manager may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as mortgage TBA (“to be announced”) transactions that are purchased to gain exposure to the mortgage market.

The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 9.85%; 3rd quarter 2008: (3.77%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Managed Bond Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.39%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.64%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	65
3 years	rr_ExpenseExampleYear03	205
5 years	rr_ExpenseExampleYear05	357
10 years	rr_ExpenseExampleYear10	798
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	10.93%
03	rr_AnnualReturn2003	6.24%
04	rr_AnnualReturn2004	5.38%
05	rr_AnnualReturn2005	2.63%
06	rr_AnnualReturn2006	4.81%
07	rr_AnnualReturn2007	8.53%
08	rr_AnnualReturn2008	(1.71%)
09	rr_AnnualReturn2009	21.01%
10	rr_AnnualReturn2010	8.96%
11	rr_AnnualReturn2011	3.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.77%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Managed Bond Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	3.84%
5 years	rr_AverageAnnualReturnYear05	7.87%
10 years	rr_AverageAnnualReturnYear10	6.91%
Managed Bond Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.39%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.44%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	45
3 years	rr_ExpenseExampleYear03	141
5 years	rr_ExpenseExampleYear05	246
10 years	rr_ExpenseExampleYear10	555
Managed Bond Portfolio | Barclays U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
10 years	rr_AverageAnnualReturnYear10	5.78%
Short Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short Duration Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks current income;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	capital appreciation is of secondary importance.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 229.73% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	229.73%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in fixed income securities (including derivatives on such securities). Normally the portfolio will focus on high quality, investment grade securities. Generally, the manager expects to track duration of the Barclays 1-3 Year U.S. Government/Credit Bond Index (plus or minus a half-year), which was 1.90 years as of February 29, 2012, although the securities held may have short, intermediate, and long terms to maturity. In addition to making active sector allocations and security selection decisions, the manager also monitors portfolio duration as part of the management for this portfolio. The portfolio’s average duration will not likely exceed 3 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk.

The manager intends to invest principally in U.S. government and agency securities, mortgage-related securities, asset-backed securities, corporate debt securities and derivatives thereof, repurchase agreements collateralized by U.S. government securities, and money market instruments. The portfolio may invest up to 55% of its assets in investment grade corporate debt securities, including derivatives thereof. The portfolio may invest up to 15% of its assets in foreign debt denominated in U.S. dollars.

Within this broad structure, investment decisions reflect the manager’s outlook for interest rates and the economy as well as the prices and yields of the various securities.

The manager may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

The manager uses futures, forwards and swaps (derivatives). Futures are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Foreign currency futures, forwards or options are sold to hedge against foreign currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security.

The manager may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as mortgage TBA (“to be announced”) transactions that are purchased to gain exposure to the mortgage market.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 4.02%; 4th quarter 2008: (2.19%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Short Duration Bond Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.40%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.66%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	67
3 years	rr_ExpenseExampleYear03	211
5 years	rr_ExpenseExampleYear05	368
10 years	rr_ExpenseExampleYear10	822
Annual Total Returns	rr_BarChartTableAbstract
04	rr_AnnualReturn2004	1.21%
05	rr_AnnualReturn2005	1.57%
06	rr_AnnualReturn2006	4.27%
07	rr_AnnualReturn2007	4.47%
08	rr_AnnualReturn2008	(5.09%)
09	rr_AnnualReturn2009	8.66%
10	rr_AnnualReturn2010	3.40%
11	rr_AnnualReturn2011	0.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.19%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Short Duration Bond Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	0.87%
5 years	rr_AverageAnnualReturnYear05	2.36%
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
Short Duration Bond Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.40%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.46%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	47
3 years	rr_ExpenseExampleYear03	148
5 years	rr_ExpenseExampleYear05	258
10 years	rr_ExpenseExampleYear10	579
Short Duration Bond Portfolio | Barclays Capital 1-3 Year Government Credit/Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays 1-3 Year U.S. Government/Credit Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	1.59%
5 years	rr_AverageAnnualReturnYear05	3.99%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
Emerging Markets Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Debt Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks to maximize total return consistent with prudent investment management.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the periods shown. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. This portfolio is new and does not yet have a turnover rate.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in debt instruments that are economically tied to emerging market countries, which may be represented by instruments such as derivatives. These instruments may be issued by governments (sovereigns), government-guaranteed or majority government-owned entities (quasi-sovereigns), government agencies and instrumentalities, and corporate issuers, and may be denominated in any currency, including the local currency of the issuer.

The portfolio may invest up to 25% of its net assets in issuers in any one emerging market country. The portfolio may also invest up to 35% of its net assets in instruments of corporate issuers. Also, if the portfolio invests over 25% of its net assets in instruments denominated in a single currency other than the U.S. dollar or the euro, it will hedge into U.S. dollars or the euro the portion of the portfolio’s exposure to the single currency that exceeds 25% of the portfolio’s net assets.

Duration is often used to measure a bond’s sensitivity to interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk. When selecting investments, the manager:

• Decides what duration to maintain. The portfolio’s average duration is generally expected to be within approximately 3 years of the portfolio’s benchmark index duration, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index, which was 7.19 years as of February 29, 2012.

• Decides how to allocate among short, intermediate and long duration issues and can use various types of instruments to manage the portfolio’s duration.

The portfolio may invest in debt instruments of any credit quality and is expected to invest more than 10% of its assets in debt instruments that are non-investment grade (high yield/high risk, sometimes called “junk bonds”).

The manager may use forwards, swaps (including but not limited to total return, credit default, interest rate and currency swaps) and futures contracts. Forwards, futures and swaps may be purchased or sold to gain or increase exposure to various markets, for efficient portfolio management purposes and/or to hedge against market fluctuations. These derivatives may also be used to attempt to reduce certain risks, hedge existing positions, adjust certain characteristics of the portfolio and gain exposure to particular assets as a substitute for direct investment in the assets.

The manager uses a top-down asset allocation approach in selecting investments for the portfolio. In determining the weighting of countries and regions that the manager believes has potential to outperform over time, the manager considers and evaluates many factors ranging from global factors like interest rate expectations, currency movements among the world’s three leading economic regions, and market sentiment and liquidity, to extensive review of individual countries and issuers and comparisons between countries. The manager will also evaluate individual investments based upon factors such as liquidity, market positioning, yield curve and duration.

The manager may sell a holding at its sole discretion including for example when it fails to perform as expected or when other opportunities appear more attractive.

The portfolio is a “non-diversified” portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Emerging Markets Debt Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.79%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.09%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.08%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	110
3 years	rr_ExpenseExampleYear03	343
Emerging Markets Debt Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.79%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.88%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	281
American Funds® Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds® Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[3],[4]
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The table and Examples reflect the expenses of both the portfolio and the Master Growth Fund.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 3.15% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.15%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests all of its assets in Class 1 shares of the Growth Fund, a series of American Funds Insurance Series®, a registered open-end investment company (Master Growth Fund).

The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.

The Master Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the portfolio focuses on investments in medium to larger capitalization companies, the investments are not limited to a particular capitalization size.

The basic investment philosophy of the manager of the Master Growth Fund is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The manager believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the manager believes that they no longer represent relatively attractive investment opportunities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, which include the principal risks of the Master Growth Fund, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 18.37%; 4th quarter 2008: (26.13%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
American Funds® Growth Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	1.07%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	1.32%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[5]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.98%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	385
5 years	rr_ExpenseExampleYear05	691
10 years	rr_ExpenseExampleYear10	1,561
Annual Total Returns	rr_BarChartTableAbstract
06	rr_AnnualReturn2006	9.81%
07	rr_AnnualReturn2007	11.93%
08	rr_AnnualReturn2008	(44.19%)
09	rr_AnnualReturn2009	38.86%
10	rr_AnnualReturn2010	18.26%
11	rr_AnnualReturn2011	(4.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.13%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	American Funds Growth Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	(4.66%)
5 years	rr_AverageAnnualReturnYear05	(0.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
American Funds® Growth Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	1.07%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	1.12%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[5]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.78%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05	584
10 years	rr_ExpenseExampleYear10	1,333
American Funds® Growth Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
American Funds® Growth-Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds® Growth-Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital and income.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[3],[6]
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The table and Examples reflect the expenses of both the portfolio and the Master Growth-Income Fund.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 2.35% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.35%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series®, a registered open-end investment company (Master Growth-Income Fund).

The Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the portfolio focuses on investments in medium to larger capitalization companies, the portfolio’s investments are not limited to a particular capitalization size. The portfolio may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside of the United States.

The basic investment philosophy of the Master Growth-Income Fund manager is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The manager believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the manager believes that they no longer represent relatively attractive investment opportunities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, which include the principal risks of the Master Growth-Income Fund, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and lower total return for the portfolio.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 15.94%; 4th quarter 2008: (22.04%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
American Funds® Growth-Income Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	1.01%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	1.25%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[7]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.91%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	363
5 years	rr_ExpenseExampleYear05	654
10 years	rr_ExpenseExampleYear10	1,481
Annual Total Returns	rr_BarChartTableAbstract
06	rr_AnnualReturn2006	14.77%
07	rr_AnnualReturn2007	4.66%
08	rr_AnnualReturn2008	(38.08%)
09	rr_AnnualReturn2009	30.74%
10	rr_AnnualReturn2010	11.03%
11	rr_AnnualReturn2011	(2.24%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.04%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	American Funds Growth-Income Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	(2.24%)
5 years	rr_AverageAnnualReturnYear05	(1.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 2005
American Funds® Growth-Income Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	1.01%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	1.05%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[7]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.71%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	73
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	546
10 years	rr_ExpenseExampleYear10	1,252
American Funds® Growth-Income Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 2005
Comstock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Comstock Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 27.37% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.37%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The manager invests primarily in common stocks. The manager focuses primarily on the security’s potential for capital growth and income, emphasizing a value style of investing seeking well-established, undervalued companies, which may be medium or large-sized companies. Portfolio securities are typically sold when the manager’s assessment of the capital growth and income potential of such securities materially changes.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 19.05%; 4th quarter 2008: (23.80%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Comstock Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.70%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.93%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[8]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.91%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	294
5 years	rr_ExpenseExampleYear05	513
10 years	rr_ExpenseExampleYear10	1,141
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(22.15%)
03	rr_AnnualReturn2003	31.38%
04	rr_AnnualReturn2004	17.17%
05	rr_AnnualReturn2005	4.36%
06	rr_AnnualReturn2006	16.33%
07	rr_AnnualReturn2007	(3.01%)
08	rr_AnnualReturn2008	(36.79%)
09	rr_AnnualReturn2009	28.68%
10	rr_AnnualReturn2010	15.42%
11	rr_AnnualReturn2011	(2.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.80%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comstock Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	(2.11%)
5 years	rr_AverageAnnualReturnYear05	(2.28%)
10 years	rr_AverageAnnualReturnYear10	2.63%
Comstock Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.70%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.73%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[8]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.71%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	73
3 years	rr_ExpenseExampleYear03	231
5 years	rr_ExpenseExampleYear05	404
10 years	rr_ExpenseExampleYear10	905
Comstock Portfolio | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.39%
5 years	rr_AverageAnnualReturnYear05	(2.64%)
10 years	rr_AverageAnnualReturnYear10	3.89%
Dividend Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dividend Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 15.74% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.74%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio normally invests at least 65% of its assets in equity securities of dividend paying companies that the manager expects to increase their dividends over time and also provide long-term appreciation. The portfolio principally invests in common stock. This portfolio may invest up to 25% of its assets in securities of companies outside the U.S. not including American Depositary Receipts (ADRs) and securities of foreign companies registered in the U.S. The portfolio generally holds large- and medium-capitalization companies.

In selecting investments, the manager favors companies with one or more of the following:

• either a track record of, or the potential for, above-average earnings and dividend growth;

• a competitive current dividend yield;

• a sound balance sheet and solid cash flow to support future dividend increases;

• a sustainable competitive advantage and leading market position; and

• attractive valuations, such as low price/earnings, price/cash flow, or price/sales ratios.

The manager may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and lower total return for the portfolio.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 17.12%; 4th quarter 2008: (23.69%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Dividend Growth Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.66%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.91%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	504
10 years	rr_ExpenseExampleYear10	1,120
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(24.19%)
03	rr_AnnualReturn2003	32.63%
04	rr_AnnualReturn2004	11.20%
05	rr_AnnualReturn2005	5.24%
06	rr_AnnualReturn2006	11.97%
07	rr_AnnualReturn2007	1.19%
08	rr_AnnualReturn2008	(39.07%)
09	rr_AnnualReturn2009	32.40%
10	rr_AnnualReturn2010	10.77%
11	rr_AnnualReturn2011	3.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.69%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dividend Growth Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	3.27%
5 years	rr_AverageAnnualReturnYear05	(1.36%)
10 years	rr_AverageAnnualReturnYear10	2.09%
Dividend Growth Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.66%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.71%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	73
3 years	rr_ExpenseExampleYear03	227
5 years	rr_ExpenseExampleYear05	395
10 years	rr_ExpenseExampleYear10	883
Dividend Growth Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%
Equity Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 3.91% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.91%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in equity securities of companies included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the S&P 500 Index. The S&P 500 Index is an index of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. As of December 31, 2011, the market capitalization range of the S&P 500 Index was approximately $1.57 billion to $401.25 billion.

The goal of this portfolio is to track the performance of its benchmark index and keep transaction costs low. Because individual investment selection is virtually eliminated, active portfolio management is not required.

The portfolio will generally hold between 400 and 500 of the stocks in the index and tries to match its industry weightings. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 15.89%; 4th quarter 2008: (22.23%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Equity Index Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.05%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.29%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	30
3 years	rr_ExpenseExampleYear03	93
5 years	rr_ExpenseExampleYear05	163
10 years	rr_ExpenseExampleYear10	368
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(22.34%)
03	rr_AnnualReturn2003	28.29%
04	rr_AnnualReturn2004	10.58%
05	rr_AnnualReturn2005	4.67%
06	rr_AnnualReturn2006	15.52%
07	rr_AnnualReturn2007	5.23%
08	rr_AnnualReturn2008	(37.35%)
09	rr_AnnualReturn2009	26.36%
10	rr_AnnualReturn2010	14.81%
11	rr_AnnualReturn2011	1.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.23%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Equity Index Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	1.82%
5 years	rr_AverageAnnualReturnYear05	(0.53%)
10 years	rr_AverageAnnualReturnYear10	2.64%
Equity Index Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.05%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.09%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	9
3 years	rr_ExpenseExampleYear03	29
5 years	rr_ExpenseExampleYear05	51
10 years	rr_ExpenseExampleYear10	115
Equity Index Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%
Focused 30 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Focused 30 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 46.78% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.78%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests primarily in domestic and foreign equity securities (including common stock and warrants) selected for their growth potential. The portfolio may invest in companies of any capitalization size, from larger, well-established companies to smaller, emerging growth companies. The portfolio normally concentrates its investments in a core group of approximately 30 (but may range from 30-45) common stocks of companies which are prominent within their industry and which the manager believes have competitive advantages.

The manager looks for companies with earnings growth potential that may not be recognized by the market at large.

There are no limitations on the countries in which the portfolio may invest, including emerging market countries; therefore, the portfolio may at times have significant foreign exposure.

The manager may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.

The portfolio is a “non-diversified” portfolio.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 25.07%; 4th quarter 2008: (28.12%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Focused 30 Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.74%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual operating expenses	rr_ExpensesOverAssets	1.10%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	606
10 years	rr_ExpenseExampleYear10	1,340
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(29.41%)
03	rr_AnnualReturn2003	42.26%
04	rr_AnnualReturn2004	14.85%
05	rr_AnnualReturn2005	22.07%
06	rr_AnnualReturn2006	23.71%
07	rr_AnnualReturn2007	31.84%
08	rr_AnnualReturn2008	(50.14%)
09	rr_AnnualReturn2009	50.43%
10	rr_AnnualReturn2010	10.35%
11	rr_AnnualReturn2011	(9.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.12%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Focused 30 Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	(9.70%)
5 years	rr_AverageAnnualReturnYear05	(0.29%)
10 years	rr_AverageAnnualReturnYear10	5.55%
Focused 30 Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.74%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual operating expenses	rr_ExpensesOverAssets	0.90%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,108
Focused 30 Portfolio | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.64%
5 years	rr_AverageAnnualReturnYear05	2.50%
10 years	rr_AverageAnnualReturnYear10	2.60%
Growth LT Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Growth LT Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 91.34% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.34%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests in companies of any size. The portfolio principally invests in equity securities. The portfolio may invest up to 25% of its assets in foreign securities, including emerging market countries, denominated in a foreign currency and not publicly traded in the U.S. The portfolio manager looks for companies that have potential for earnings growth that may not be recognized by other investors. The manager generally does not limit security selection to any industry sector or use other defined selection procedures.

There are no limitations on the countries in which the portfolio may invest, including emerging market countries; therefore, the portfolio may at times have significant foreign exposure.

The manager may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2003: 16.86%; 4th quarter 2008: (22.80%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Growth LT Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.55%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.79%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	252
5 years	rr_ExpenseExampleYear05	439
10 years	rr_ExpenseExampleYear10	978
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(28.97%)
03	rr_AnnualReturn2003	33.98%
04	rr_AnnualReturn2004	10.40%
05	rr_AnnualReturn2005	7.68%
06	rr_AnnualReturn2006	9.72%
07	rr_AnnualReturn2007	15.63%
08	rr_AnnualReturn2008	(40.95%)
09	rr_AnnualReturn2009	37.28%
10	rr_AnnualReturn2010	11.24%
11	rr_AnnualReturn2011	(6.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.80%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Growth LT Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	(6.06%)
5 years	rr_AverageAnnualReturnYear05	(0.41%)
10 years	rr_AverageAnnualReturnYear10	1.97%
Growth LT Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.55%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.59%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	329
10 years	rr_ExpenseExampleYear10	738
Growth LT Portfolio | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.64%
5 years	rr_AverageAnnualReturnYear05	2.50%
10 years	rr_AverageAnnualReturnYear10	2.60%
Large-Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large-Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income is of secondary importance.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 76.24% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.24%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in equity securities of large-capitalization companies. The portfolio primarily invests in large-capitalization stocks ($3 billion or more) of U.S. companies that the manager believes can sustain above average returns on invested capital at a higher level and over a longer period of time than reflected in current market prices. The portfolio normally focuses its investments in 35 to 55 stocks.

In selecting securities, the manager seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive edge.

The manager may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2010: 14.35%; 4th quarter 2008: (26.65%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Large-Cap Growth Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.71%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.95%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[9]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.92%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	523
10 years	rr_ExpenseExampleYear10	1,164
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(25.94%)
03	rr_AnnualReturn2003	25.36%
04	rr_AnnualReturn2004	4.65%
05	rr_AnnualReturn2005	2.94%
06	rr_AnnualReturn2006	(3.82%)
07	rr_AnnualReturn2007	21.63%
08	rr_AnnualReturn2008	(50.47%)
09	rr_AnnualReturn2009	40.50%
10	rr_AnnualReturn2010	14.53%
11	rr_AnnualReturn2011	1.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.65%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Large-Cap Growth Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	1.07%
5 years	rr_AverageAnnualReturnYear05	(0.41%)
10 years	rr_AverageAnnualReturnYear10	(0.59%)
Large-Cap Growth Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.71%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.75%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[9]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.72%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	414
10 years	rr_ExpenseExampleYear10	928
Large-Cap Growth Portfolio | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.64%
5 years	rr_AverageAnnualReturnYear05	2.50%
10 years	rr_AverageAnnualReturnYear10	2.60%
Large-Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large-Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	current income is of secondary importance.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 16.18% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.18%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in common stocks of large companies. It tends to emphasize U.S. companies with a total market capitalization of more than $5 billion. The portfolio may also invest up to 20% of its assets in foreign securities, including emerging market countries.

The manager looks for companies that it believes are undervalued or expected to grow.

The manager will consider selling a portfolio security (i) to reduce or eliminate holdings that exceed position size limits; (ii) when it believes the security is approaching a full valuation or is not meeting fundamental expectations; or, (iii) to pursue more attractive opportunities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2003: 19.48%; 3rd quarter 2002: (20.98%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Large-Cap Value Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.59%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.82%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	455
10 years	rr_ExpenseExampleYear10	1,014
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(22.96%)
03	rr_AnnualReturn2003	31.24%
04	rr_AnnualReturn2004	9.93%
05	rr_AnnualReturn2005	6.16%
06	rr_AnnualReturn2006	17.58%
07	rr_AnnualReturn2007	3.54%
08	rr_AnnualReturn2008	(34.80%)
09	rr_AnnualReturn2009	23.13%
10	rr_AnnualReturn2010	9.08%
11	rr_AnnualReturn2011	4.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.98%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Large-Cap Value Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	4.72%
5 years	rr_AverageAnnualReturnYear05	(1.03%)
10 years	rr_AverageAnnualReturnYear10	2.79%
Large-Cap Value Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.59%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.62%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	774
Large-Cap Value Portfolio | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.39%
5 years	rr_AverageAnnualReturnYear05	(2.64%)
10 years	rr_AverageAnnualReturnYear10	3.89%
Long/Short Large-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Long/Short Large-Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks above-average total returns.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 245.57% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	245.57%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations. The manager generally considers a company to be a large-capitalization company if the company has a market capitalization similar to companies contained within the S&P 500 Index. As of December 31, 2011, the market capitalization range of the S&P 500 Index was approximately $1.57 billion to $401.25 billion.

The portfolio principally invests in, and sells short, equity securities of large, publicly traded companies. Equity securities in which the portfolio invests include common stocks, depositary receipts and exchange-traded funds.

The manager intends to maintain an approximate net long exposure of 100% (long market value minus short market value) to the equity market. However, long and short positions will vary in size as market opportunities change. The portfolio’s long positions and their equivalents will generally range between 90% and 150%, and short positions will generally range between 0% and 50% of the value of the net assets in the portfolio.

The manager will establish long equity positions in securities that the manager believes will outperform the market and will take short positions in equity securities the manager believes will underperform the market. When a short sale occurs, the portfolio will arrange through and pay a broker to borrow the security for delivery to the buyer. When the portfolio borrows a security, it is obligated to replace the security borrowed at its market price at the time of replacement. The portfolio will utilize securities lending to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. The cost of financing long positions in excess of the value of the portfolio’s assets and of borrowing securities sold short and associated costs with this strategy are interest and/or transactional costs of the portfolio. Accordingly, the portfolio will be leveraged and could have more equity exposure than a portfolio that does not engage in this strategy. However, the portfolio intends to maintain an approximate net 100% long exposure. Implementation of the portfolio’s strategy is dependent upon the ability of cost effective financing of positions.

In general, the manager buys and covers short sales in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with the valuation approach, the manager also considers a number of other criteria such as:

• catalysts that could trigger a rise in a stock’s price;

• high potential reward compared to potential risk; and

• temporary mispricing caused by apparent market overreactions.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Borrowing Risk: Borrowing money to finance purchases of securities that exceed a portfolio’s net assets creates leverage. This may exaggerate changes in the net asset value of the portfolio’s shares and its returns. The portfolio bears the added market risk of the securities purchased. Borrowing will cost a portfolio interest expense and other fees and may reduce its returns.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Securities Lending Risk: When the portfolio loans securities to brokers, dealers or financial institutions, there is a risk that the loaned securities will not be returned or that their return will be delayed, as well as a risk of a loss of rights in the collateral if the borrower or lending agent defaults or does not meet its contractual obligations in the transaction.

• Short Sale Risk: A short sale involves the risk that the price at which the portfolio purchases a security to replace the borrowed security may be higher than the price that the portfolio sold the security, resulting in a loss to the portfolio. Such loss is theoretically unlimited. Short sales also involve certain costs and may expose the portfolio to leverage risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 16.33%; 4th quarter 2008: (21.03%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Long/Short Large-Cap Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	1.00%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.77%
Total annual operating expenses	rr_ExpensesOverAssets	1.97%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	200
3 years	rr_ExpenseExampleYear03	618
5 years	rr_ExpenseExampleYear05	1,062
10 years	rr_ExpenseExampleYear10	2,296
Annual Total Returns	rr_BarChartTableAbstract
09	rr_AnnualReturn2009	27.56%
10	rr_AnnualReturn2010	12.22%
11	rr_AnnualReturn2011	(2.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.03%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Long/Short Large-Cap Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	(2.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
Long/Short Large-Cap Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	1.00%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.77%
Total annual operating expenses	rr_ExpensesOverAssets	1.77%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	180
3 years	rr_ExpenseExampleYear03	557
5 years	rr_ExpenseExampleYear05	959
10 years	rr_ExpenseExampleYear10	2,084
Long/Short Large-Cap Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2008
Main Street® Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Main Street® Core Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital and income.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 43.35% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.35%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio principally invests in common stocks of U.S. companies with large market capitalizations. The manager generally considers a company to be a large-capitalization company if the company has a market capitalization range within the Russell 1000 Index. As of December 31, 2011, the market capitalization range of the Russell 1000 Index was approximately $117.34 million to $401.25 billion. The portfolio may also invest in mid-capitalization companies.

The manager uses fundamental research and quantitative models to select securities for the portfolio, which is comprised of both growth and value stocks.

The manager seeks to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size.

The manager will consider selling securities when:

• the stock price is approaching a target price set by the manager;

• the company’s competitive position deteriorates;

• the manager is not confident about the company’s management or decisions; or

• the manager has identified alternative investment opportunities it believes are more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 18.84%; 4th quarter 2008: (22.65%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Main Street® Core Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.45%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.70%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	871
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(28.40%)
03	rr_AnnualReturn2003	26.96%
04	rr_AnnualReturn2004	9.54%
05	rr_AnnualReturn2005	5.99%
06	rr_AnnualReturn2006	15.18%
07	rr_AnnualReturn2007	4.40%
08	rr_AnnualReturn2008	(38.87%)
09	rr_AnnualReturn2009	29.36%
10	rr_AnnualReturn2010	16.14%
11	rr_AnnualReturn2011	0.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.65%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Main Street Core Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	0.48%
5 years	rr_AverageAnnualReturnYear05	(0.74%)
10 years	rr_AverageAnnualReturnYear10	1.59%
Main Street® Core Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.45%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.50%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	51
3 years	rr_ExpenseExampleYear03	160
5 years	rr_ExpenseExampleYear05	280
10 years	rr_ExpenseExampleYear10	628
Main Street® Core Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%
Mid-Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mid-Cap Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks capital appreciation.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 78.35% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.35%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in equity securities of companies with medium market capitalizations. The manager generally considers a company to be a mid-capitalization company if the company has a market capitalization range within the Russell Midcap Index. As of December 31, 2011, the market capitalization range for the Russell Midcap Index was approximately $117.34 million to $20.52 billion.

The manager analyzes a company’s value by comparing its share price with its return on total capital or equity. Companies are considered undervalued when their share price is lower than their estimated worth or growth prospects.

The manager focuses on individual stock selection rather than on forecasting stock market trends.

The manager may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 21.63%; 4th quarter 2008: (27.22%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Mid-Cap Equity Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.65%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual operating expenses	rr_ExpensesOverAssets	0.92%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	293
5 years	rr_ExpenseExampleYear05	509
10 years	rr_ExpenseExampleYear10	1,131
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(14.46%)
03	rr_AnnualReturn2003	29.10%
04	rr_AnnualReturn2004	25.08%
05	rr_AnnualReturn2005	8.87%
06	rr_AnnualReturn2006	14.97%
07	rr_AnnualReturn2007	(2.15%)
08	rr_AnnualReturn2008	(39.00%)
09	rr_AnnualReturn2009	39.65%
10	rr_AnnualReturn2010	23.49%
11	rr_AnnualReturn2011	(5.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.22%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Mid-Cap Equity Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	(5.40%)
5 years	rr_AverageAnnualReturnYear05	(0.53%)
10 years	rr_AverageAnnualReturnYear10	5.35%
Mid-Cap Equity Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.65%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual operating expenses	rr_ExpensesOverAssets	0.72%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	894
Mid-Cap Equity Portfolio | Russell Midcap Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.55%)
5 years	rr_AverageAnnualReturnYear05	1.41%
10 years	rr_AverageAnnualReturnYear10	6.99%
Mid-Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mid-Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 32.98% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.98%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with medium market capitalizations. The manager generally considers a company to be a mid-capitalization company if the company has a market capitalization range within the Russell Midcap Growth Index. As of December 31, 2011, the market capitalization range for the Russell Midcap Growth Index was approximately $117.34 million to $20.52 billion. The portfolio invests primarily in “growth” stocks.

The portfolio may invest up to 25% of its assets in securities of foreign issuers, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and emerging market countries.

The manager seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The manager typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward.

The manager may sell a holding when it determines the company no longer satisfies its investment criteria.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 26.26%; 2nd quarter 2002: (34.83%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Mid-Cap Growth Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.70%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.95%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	525
10 years	rr_ExpenseExampleYear10	1,166
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(47.03%)
03	rr_AnnualReturn2003	30.39%
04	rr_AnnualReturn2004	21.59%
05	rr_AnnualReturn2005	17.90%
06	rr_AnnualReturn2006	8.93%
07	rr_AnnualReturn2007	22.92%
08	rr_AnnualReturn2008	(48.36%)
09	rr_AnnualReturn2009	59.33%
10	rr_AnnualReturn2010	33.32%
11	rr_AnnualReturn2011	(7.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.83%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Mid-Cap Growth Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	(7.81%)
5 years	rr_AverageAnnualReturnYear05	4.45%
10 years	rr_AverageAnnualReturnYear10	2.98%
Mid-Cap Growth Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.70%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.75%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	417
10 years	rr_ExpenseExampleYear10	930
Mid-Cap Growth Portfolio | Russell Midcap Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.65%)
5 years	rr_AverageAnnualReturnYear05	2.44%
10 years	rr_AverageAnnualReturnYear10	5.29%
Mid-Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mid-Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 136.06% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	136.06%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in equity securities of mid-capitalization companies. The manager generally considers a company to be a mid-capitalization company if the company has a capitalization range within the S&P MidCap Value 400 Index. As of December 31, 2011, the market capitalization range for the S&P MidCap 400 Value Index was approximately $480 million to $7.45 billion. The portfolio primarily invests in common stock of U.S. companies. The portfolio may purchase securities offered in equity initial public offerings (IPOs).

The manager seeks to invest in securities that it believes have long-term potential to grow in size or become more profitable or that the stock market may value more highly in the future. The manager generally screens for stocks from the universe of U.S. mid-capitalization companies.

The manager may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Equity Initial Public Offering (IPO) Risk: Investments in equity IPOs may be more volatile than investments in other equity securities and may expose the portfolio to risks associated with companies that have short operating histories and less-established market sectors.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. The table below compares portfolio performance to its current and former benchmark indexes. The portfolio’s benchmark index changed to the S&P 400 MidCap Value Index to more closely reflect the types of securities in which the portfolio invests. The former benchmark, the Russell Midcap Value Index, is being provided for comparison purposes for one year. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 18.88%; 3rd quarter 2011: (22.08%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Mid-Cap Value Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.69%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.92%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	293
5 years	rr_ExpenseExampleYear05	509
10 years	rr_ExpenseExampleYear10	1,131
Annual Total Returns	rr_BarChartTableAbstract
09	rr_AnnualReturn2009	29.33%
10	rr_AnnualReturn2010	21.20%
11	rr_AnnualReturn2011	(5.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.08%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Mid-Cap Value Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	(5.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Mid-Cap Value Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.69%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.72%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	894
Mid-Cap Value Portfolio | Russell Midcap Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	18.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Mid-Cap Value Portfolio | S&P MidCap 400 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(2.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	17.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Small-Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 20.02% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.02%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio is co-managed by Franklin Advisory Services, LLC (Franklin) and BlackRock Investment Management, LLC (BlackRock). Each manager has its own investment style and acts independently of the other. Franklin is an active manager; BlackRock is an index manager and will not actively manage its portion of the portfolio. PLFA, the investment adviser, allocates the portfolio’s assets between Franklin and BlackRock. PLFA will normally strive to allocate inflows and outflows between the two managers with a 70% allocation to Franklin and a 30% allocation to BlackRock, but may change the allocation or rebalance at any time. The relative values of each manager’s share of the portfolio’s assets also may change over time.

The portfolio invests at least 80% of its assets in securities of companies with small market capitalizations, including instruments with characteristics of small-capitalization equity securities (such as derivatives). The managers generally consider a company to be a small-capitalization company if it has a market capitalization that is no more than: (1) the largest market capitalization of a company in the Russell 2000 Value Index as of the most recent month-end; or (2) the average of the month-end largest market capitalization of a company in the Russell 2000 Value Index over the prior 12 months. As of December 31, 2011, those capitalization amounts were (1) $3.70 billion and (2) $3.92 billion, respectively.

The portfolio invests mainly in common stocks of small, publicly traded companies.

Franklin generally invests in common stocks that the manager believes are currently undervalued and have the potential for capital appreciation.

The manager may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.

BlackRock invests in securities that are included in the Russell 2000 Value Index or have economic characteristics similar to securities included in that index. The Russell 2000 Value Index measures the performance of the small-capitalization value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold any number of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage its portion of the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

Franklin managed portion

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

BlackRock managed portion

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Additional principal risks

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 4th quarter 2011: 18.84%; 3rd quarter 2011: (21.36%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Small-Cap Equity Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.75%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	1.00%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	318
5 years	rr_ExpenseExampleYear05	552
10 years	rr_ExpenseExampleYear10	1,225
Annual Total Returns	rr_BarChartTableAbstract
06	rr_AnnualReturn2006	18.68%
07	rr_AnnualReturn2007	6.04%
08	rr_AnnualReturn2008	(26.11%)
09	rr_AnnualReturn2009	30.22%
10	rr_AnnualReturn2010	20.11%
11	rr_AnnualReturn2011	(3.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.36%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Small-Cap Equity Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	(3.38%)
5 years	rr_AverageAnnualReturnYear05	3.44%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Small-Cap Equity Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.75%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.80%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	444
10 years	rr_ExpenseExampleYear10	990
Small-Cap Equity Portfolio | Russell 2000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(5.50%)
5 years	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Small-Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks capital appreciation; no consideration is given to income.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 56.66% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.66%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in small-capitalization equity securities. The portfolio invests mainly in equity securities that have a total market capitalization within the range of companies included in the Russell 2000 Growth Index and/or the S&P SmallCap 600 Index. As of December 31, 2011, the market capitalization of the companies in these indexes ranged from approximately $23.41 million to $3.70 billion. The portfolio invests primarily in “growth” stocks.

The manager will look for companies that have high unit volume growth or a positive life cycle change.

The manager may sell a holding when it reaches a target price, fails to perform as expected or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 21.14%; 4th quarter 2008: (28.65%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Small-Cap Growth Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.60%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual operating expenses	rr_ExpensesOverAssets	0.88%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	281
5 years	rr_ExpenseExampleYear05	488
10 years	rr_ExpenseExampleYear10	1,084
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(25.09%)
03	rr_AnnualReturn2003	33.14%
04	rr_AnnualReturn2004	18.94%
05	rr_AnnualReturn2005	2.66%
06	rr_AnnualReturn2006	5.07%
07	rr_AnnualReturn2007	15.10%
08	rr_AnnualReturn2008	(47.11%)
09	rr_AnnualReturn2009	47.44%
10	rr_AnnualReturn2010	26.01%
11	rr_AnnualReturn2011	(3.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.65%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Small-Cap Growth Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	(3.10%)
5 years	rr_AverageAnnualReturnYear05	1.85%
10 years	rr_AverageAnnualReturnYear10	3.44%
Small-Cap Growth Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.60%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual operating expenses	rr_ExpensesOverAssets	0.68%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	69
3 years	rr_ExpenseExampleYear03	218
5 years	rr_ExpenseExampleYear05	379
10 years	rr_ExpenseExampleYear10	847
Small-Cap Growth Portfolio | Russell 2000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(2.91%)
5 years	rr_AverageAnnualReturnYear05	2.09%
10 years	rr_AverageAnnualReturnYear10	4.48%
Small-Cap Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks investment results that correspond to the total return of an index of small-capitalization companies
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 16.32% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.32%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with small market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 2000 Index. The Russell 2000 Index is an index of the 2,000 smallest companies listed in the Russell 3000 Index. As of December 31, 2011, the market capitalization range of the Russell 2000 Index was approximately $20.28 million to $3.70 billion. The portfolio principally invests in common stock.

The goal of this portfolio is to track the performance of its benchmark index and keep transaction costs low. Because individual investment selection is virtually eliminated, active portfolio management is not required.

The portfolio will generally invest in any number of the stocks in the index and tries to match its industry weightings. The team periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2003: 23.29%; 4th quarter 2008: (27.45%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Small-Cap Index Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.30%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual operating expenses	rr_ExpensesOverAssets	0.59%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	329
10 years	rr_ExpenseExampleYear10	738
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(21.19%)
03	rr_AnnualReturn2003	46.53%
04	rr_AnnualReturn2004	17.76%
05	rr_AnnualReturn2005	4.38%
06	rr_AnnualReturn2006	17.79%
07	rr_AnnualReturn2007	(2.02%)
08	rr_AnnualReturn2008	(35.03%)
09	rr_AnnualReturn2009	28.19%
10	rr_AnnualReturn2010	26.42%
11	rr_AnnualReturn2011	(4.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.45%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Small-Cap Index Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	(4.51%)
5 years	rr_AverageAnnualReturnYear05	(0.30%)
10 years	rr_AverageAnnualReturnYear10	5.12%
Small-Cap Index Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.30%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual operating expenses	rr_ExpensesOverAssets	0.39%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	40
3 years	rr_ExpenseExampleYear03	125
5 years	rr_ExpenseExampleYear05	219
10 years	rr_ExpenseExampleYear10	493
Small-Cap Index Portfolio | Russell 2000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(4.18%)
5 years	rr_AverageAnnualReturnYear05	0.15%
10 years	rr_AverageAnnualReturnYear10	5.62%
Small-Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 18.77% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.77%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in small-capitalization equity securities. The manager generally considers a company to be a small-capitalization company if the company has a market capitalization between $100 million and $3.5 billion. The portfolio normally invests a significant portion of its assets in common stocks of companies the manager believes are undervalued relative to the market across a broad range of industry groups. The portfolio also expects to invest a significant portion of its assets in companies that the manager expects will generate income (for example, by paying dividends).

The manager uses a value investing style. The manager screens small-capitalization stocks to identify approximately 500 that it believes are undervalued. The manager then narrows its field using further quantitative analysis of factors such as price momentum and earnings momentum relative to dividend yields and liquidity and selects from among them, those that pay dividends. The manager generally tries to maintain about 100-150 stocks in the portfolio.

The manager considers selling a stock when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or other favorable qualitative metrics.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and lower total return for the portfolio.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 19.40%; 4th quarter 2008: (22.91%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Small-Cap Value Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.75%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual operating expenses	rr_ExpensesOverAssets	1.02%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	325
5 years	rr_ExpenseExampleYear05	563
10 years	rr_ExpenseExampleYear10	1,248
Annual Total Returns	rr_BarChartTableAbstract
04	rr_AnnualReturn2004	24.41%
05	rr_AnnualReturn2005	13.65%
06	rr_AnnualReturn2006	19.75%
07	rr_AnnualReturn2007	3.14%
08	rr_AnnualReturn2008	(28.23%)
09	rr_AnnualReturn2009	27.18%
10	rr_AnnualReturn2010	25.34%
11	rr_AnnualReturn2011	2.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.91%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Small-Cap Value Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	2.31%
5 years	rr_AverageAnnualReturnYear05	3.84%
Since Inception	rr_AverageAnnualReturnSinceInception	11.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
Small-Cap Value Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.75%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual operating expenses	rr_ExpensesOverAssets	0.82%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	455
10 years	rr_ExpenseExampleYear10	1,014
Small-Cap Value Portfolio | Russell 2000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(5.50%)
5 years	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
Health Sciences Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Health Sciences Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 60.30% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.30%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in equity securities of companies in the health sciences sector.

The portfolio may invest in small-, mid- and large-capitalization companies. This portfolio may invest up to 25% of its assets in foreign denominated securities, including emerging market countries. American Depositary Receipts (ADRs) and similar instruments, and Canadian issuers are excluded from this limit.

The manager uses a bottom-up investment approach, focusing on company fundamentals and growth prospects when selecting securities. The manager may sell a holding when it reaches a target price, fails to perform as expected or when other opportunities appear more attractive.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	This portfolio invests at least 80% of its assets in equity securities of companies in the health sciences sector.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Health Sciences Sector Risk: Focusing investments in the health sciences sector makes the portfolio more susceptible to adverse economic, business, regulatory or other developments affecting that sector, and the impact may be disproportionate to the broader market.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Regulatory Impact Risk: Some sectors are subject to extensive government regulation, which may change frequently and impact the value of the portfolio significantly.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. The table below compares portfolio performance to a broad-based securities market benchmark index and a health care sector index which is comprised of securities which are more similar in character to those held by the portfolio than those in the broad-based benchmark. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 17.21%; 4th quarter 2008: (16.68%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Health Sciences Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.90%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual operating expenses	rr_ExpensesOverAssets	1.17%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	372
5 years	rr_ExpenseExampleYear05	644
10 years	rr_ExpenseExampleYear10	1,420
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(23.30%)
03	rr_AnnualReturn2003	27.82%
04	rr_AnnualReturn2004	7.54%
05	rr_AnnualReturn2005	15.28%
06	rr_AnnualReturn2006	8.11%
07	rr_AnnualReturn2007	16.47%
08	rr_AnnualReturn2008	(28.16%)
09	rr_AnnualReturn2009	27.23%
10	rr_AnnualReturn2010	23.34%
11	rr_AnnualReturn2011	11.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.68%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Health Sciences Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	11.94%
5 years	rr_AverageAnnualReturnYear05	8.01%
10 years	rr_AverageAnnualReturnYear10	6.80%
Health Sciences Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.90%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual operating expenses	rr_ExpensesOverAssets	0.97%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	1,190
Health Sciences Portfolio | S&P Composite 1500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	1.75%
5 years	rr_AverageAnnualReturnYear05	0.11%
10 years	rr_AverageAnnualReturnYear10	3.40%
Health Sciences Portfolio | S&P Composite 1500 Health Care Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Health Care Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	11.88%
5 years	rr_AverageAnnualReturnYear05	3.20%
10 years	rr_AverageAnnualReturnYear10	2.86%
Real Estate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Real Estate Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks current income and long-term capital appreciation.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 21.47% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.47%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies operating in the real estate and related industries. The portfolio invests primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs). The portfolio focuses on REITs, as well as real estate operating companies (REOCs), that invest in a variety of property types and regions, which may include office and industrial buildings, apartments, manufactured homes and hotels. REITs and REOCs invest primarily in properties that produce income and in real estate interests or loans. The portfolio may invest in small-, mid- and large-capitalization companies.

When selecting securities, the manager uses a “bottom-up” process that is based upon the manager’s internal proprietary net asset value models which analyze/evaluate certain factors in an effort to select individual securities which will provide the best overall real estate value. The “top-down” process seeks diversified exposure to all major asset classes in the real estate and related industries with a focus on property markets that offer the best relative value.

The manager may sell a holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the universe.

The portfolio is a “non-diversified” portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	This portfolio invests at least 80% of its assets in securities of companies operating in the real estate and related industries.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Industry Concentration Risk: Concentrating investments in a single industry or group of related industries makes the portfolio more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of related industries. Because the portfolio has a policy to concentrate its investments in securities of issuers of real estate investment trusts and industries related to real estate, the portfolio may perform poorly during a downturn in those industries.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Real Estate Risk: Adverse changes in the real estate markets and risks associated with the ownership of real estate, such as fluctuations in property value; property damage or destruction; tenant or borrower default; taxes; and other economic, political or regulatory events may affect the value of the investments in real estate investment trusts (REITs) and real estate operating companies (REOCs).

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. The table below compares portfolio performance to two indexes. The S&P 500 Index has been added to compare performance of the portfolio against a large portion of the U.S. equities market. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 31.84%; 4th quarter 2008: (39.12%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Real Estate Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.83%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual operating expenses	rr_ExpensesOverAssets	1.11%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	113
3 years	rr_ExpenseExampleYear03	353
5 years	rr_ExpenseExampleYear05	612
10 years	rr_ExpenseExampleYear10	1,352
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(0.32%)
03	rr_AnnualReturn2003	37.52%
04	rr_AnnualReturn2004	37.62%
05	rr_AnnualReturn2005	16.79%
06	rr_AnnualReturn2006	38.06%
07	rr_AnnualReturn2007	(16.16%)
08	rr_AnnualReturn2008	(39.99%)
09	rr_AnnualReturn2009	32.27%
10	rr_AnnualReturn2010	30.54%
11	rr_AnnualReturn2011	6.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.12%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Real Estate Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	6.12%
5 years	rr_AverageAnnualReturnYear05	(1.61%)
10 years	rr_AverageAnnualReturnYear10	10.86%
Real Estate Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.83%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual operating expenses	rr_ExpensesOverAssets	0.91%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	504
10 years	rr_ExpenseExampleYear10	1,120
Real Estate Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%
Real Estate Portfolio | FTSE NAREIT Equity REITs Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE NAREIT Equity REITs Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.29%
5 years	rr_AverageAnnualReturnYear05	(1.42%)
10 years	rr_AverageAnnualReturnYear10	10.20%
Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Technology Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 82.88% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.88%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in equity securities of technology companies and technology-related companies. This portfolio may invest in companies of all sizes and may invest a significant percentage of its assets in small-capitalization (including unseasoned) companies and mid-capitalization companies. The portfolio may invest up to 25% of its assets in securities of foreign issuers, including up to 10% in emerging market countries.

The manager uses a bottom-up stock selection approach. This means that the manager uses extensive in-depth research into specific companies to find those companies that it believes offer the greatest prospects for long-term growth of capital.

The manager may sell a holding if the manager believes its target price is reached, its valuation becomes excessive, its earnings or revenue growth are disappointing, its underlying fundamentals have deteriorated, and/or more attractive investment opportunities are believed to be available.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	This portfolio invests at least 80% of its assets in equity securities of technology companies and technology-related companies.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Regulatory Impact Risk: Some sectors are subject to extensive government regulation, which may change frequently and impact the value of the portfolio significantly.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

• Technology Companies Risk: Focusing investments in technology and technology-related companies makes the portfolio more susceptible to adverse economic, business, regulatory or other developments affecting technology and technology-related companies, and the impact may be disproportionate to the broader market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. The table below compares portfolio performance to a broad-based securities market benchmark index and to a technology sector index which is comprised of securities that are more similar in character to those held by the portfolio than those in the broad-based index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2003: 18.96%; 3rd quarter 2002: (29.52%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Technology Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.90%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual operating expenses	rr_ExpensesOverAssets	1.17%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	372
5 years	rr_ExpenseExampleYear05	644
10 years	rr_ExpenseExampleYear10	1,420
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(46.34%)
03	rr_AnnualReturn2003	42.58%
04	rr_AnnualReturn2004	3.66%
05	rr_AnnualReturn2005	21.71%
06	rr_AnnualReturn2006	9.34%
07	rr_AnnualReturn2007	23.03%
08	rr_AnnualReturn2008	(51.64%)
09	rr_AnnualReturn2009	52.57%
10	rr_AnnualReturn2010	21.50%
11	rr_AnnualReturn2011	(4.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.52%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Technology Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	(4.90%)
5 years	rr_AverageAnnualReturnYear05	0.96%
10 years	rr_AverageAnnualReturnYear10	1.02%
Technology Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.90%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual operating expenses	rr_ExpensesOverAssets	0.97%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	1,190
Technology Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%
Technology Portfolio | S&P North American Technology Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P North American Technology Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(0.88%)
5 years	rr_AverageAnnualReturnYear05	3.84%
10 years	rr_AverageAnnualReturnYear10	2.44%
Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 36.35% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.35%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities (including American Depositary Receipts (ADRs)) of companies whose principal activities are conducted in countries that are generally regarded as emerging market countries. Emerging market countries are typically less developed economically than industrialized countries and may offer high growth potential as well as considerable investment risk. The portfolio principally invests in common stock and other equity securities.

The manager seeks to invest in countries whose economies, industries and stock markets it believes are growing, gaining more stability, and/or offer attractive long-term investment prospects.

In selecting securities, the manager looks primarily for foreign companies in developing markets with high growth potential. The manager uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers the special factors and risks of the country in which the issuer operates.

The manager considers the effect of worldwide trends on the growth of various business sectors, and looks for companies that may benefit from certain global trends.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

The manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 38.29%; 4th quarter 2008: (27.73%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Emerging Markets Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.80%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	1.06%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	108
3 years	rr_ExpenseExampleYear03	337
5 years	rr_ExpenseExampleYear05	585
10 years	rr_ExpenseExampleYear10	1,294
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(3.07%)
03	rr_AnnualReturn2003	68.50%
04	rr_AnnualReturn2004	34.62%
05	rr_AnnualReturn2005	41.47%
06	rr_AnnualReturn2006	24.40%
07	rr_AnnualReturn2007	33.09%
08	rr_AnnualReturn2008	(47.68%)
09	rr_AnnualReturn2009	84.79%
10	rr_AnnualReturn2010	27.02%
11	rr_AnnualReturn2011	(17.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.73%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Emerging Markets Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	(17.97%)
5 years	rr_AverageAnnualReturnYear05	6.04%
10 years	rr_AverageAnnualReturnYear10	17.90%
Emerging Markets Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.80%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.86%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	1,061
Emerging Markets Portfolio | MSCI Emerging Markets Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	(18.42%)
5 years	rr_AverageAnnualReturnYear05	2.40%
10 years	rr_AverageAnnualReturnYear10	13.86%
International Large-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Large-Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 26.79% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.79%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations. The manager generally considers a company to be an international large-capitalization company if it has a market capitalization of $3 billion or more. The portfolio invests primarily in common stocks and depositary receipts of foreign issuers, including up to 25% in emerging market countries.

The manager uses a bottom-up investment approach to buying and selling investments for the portfolio. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered. The manager may invest the portfolio’s assets in the stocks of growth companies, in the stocks of value companies, or in a combination of growth and value companies.

The portfolio invests a significant amount of its assets outside the U.S. The portfolio may invest a high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. However, under normal market conditions, the portfolio generally expects to invest in at least 10 different non-U.S. countries.

The manager may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk:  Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk:  Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk:  Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk:  Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Geographic Concentration Risk:  Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk:  Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk:  The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk:  Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk:  Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk:  Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk:  The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Redemption Risk:  Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Value Companies Risk:  Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 21.11%; 3rd quarter 2002: (21.48%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
International Large-Cap Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.76%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	1.00%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	318
5 years	rr_ExpenseExampleYear05	552
10 years	rr_ExpenseExampleYear10	1,225
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(17.63%)
03	rr_AnnualReturn2003	30.52%
04	rr_AnnualReturn2004	18.60%
05	rr_AnnualReturn2005	12.70%
06	rr_AnnualReturn2006	27.00%
07	rr_AnnualReturn2007	9.26%
08	rr_AnnualReturn2008	(35.35%)
09	rr_AnnualReturn2009	33.61%
10	rr_AnnualReturn2010	10.38%
11	rr_AnnualReturn2011	(10.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.48%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	International Large-Cap Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	(10.12%)
5 years	rr_AverageAnnualReturnYear05	(1.31%)
10 years	rr_AverageAnnualReturnYear10	5.50%
International Large-Cap Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.76%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.80%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	444
10 years	rr_ExpenseExampleYear10	990
International Large-Cap Portfolio | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	(12.14%)
5 years	rr_AverageAnnualReturnYear05	(4.72%)
10 years	rr_AverageAnnualReturnYear10	4.67%
International Small-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Small-Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 61.80% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.80%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with small market capitalizations. Generally, these companies are located in developed, foreign countries. The manager generally considers a company to be a small-capitalization company if the company has a market capitalization in the range of approximately $50 million to $2 billion or in the range represented by the S&P Developed Ex-U.S. SmallCap Index. As of December 31, 2011, the S&P Developed Ex-U.S. SmallCap Index capitalization range was approximately $5.80 million to $8.20 billion. Under normal conditions, the portfolio invests in excess of 100 companies and generally expects to invest a significant amount of its assets in about the same number of non-U.S. countries as its benchmark index.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

In selecting securities, the manager uses a bottom-up quantitative strategy based in part on earnings, growth, value, cash flow, expectations and technical measures, which is then customized by region/sector.

The manager may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 24.06%; 3rd quarter 2008: (26.00%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
International Small-Cap Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.85%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	1.09%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[10]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.07%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	345
5 years	rr_ExpenseExampleYear05	599
10 years	rr_ExpenseExampleYear10	1,327
Annual Total Returns	rr_BarChartTableAbstract
07	rr_AnnualReturn2007	4.73%
08	rr_AnnualReturn2008	(47.84%)
09	rr_AnnualReturn2009	30.28%
10	rr_AnnualReturn2010	24.86%
11	rr_AnnualReturn2011	(12.27%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.00%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	International Small-Cap Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	(12.27%)
5 years	rr_AverageAnnualReturnYear05	(4.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
International Small-Cap Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.85%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.89%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[10]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.87%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	282
5 years	rr_ExpenseExampleYear05	491
10 years	rr_ExpenseExampleYear10	1,094
International Small-Cap Portfolio | S&P Developed Ex-U.S. SmallCap Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Developed Ex-U.S. SmallCap Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(14.49%)
5 years	rr_AverageAnnualReturnYear05	(3.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
International Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 65.56% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.56%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests primarily in a diversified portfolio of equity securities of relatively large non-U.S. companies that the manager believes to be undervalued. The market capitalizations of the portfolio holdings are generally those in the range of companies represented in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index. As of December 31, 2011, the market capitalization range for the MSCI EAFE Index was approximately $963.36 million to $241.41 billion. Equity securities in which the portfolio principally invests are common stocks. The portfolio may invest in American Depositary Receipts (ADRs).

Under normal conditions, the portfolio generally expects to invest in at least 10 different non-U.S. countries and in a range of 60 to 90 companies.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

The manager may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index. Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class P shares do not have a full calendar year of performance and thus, their performance is not included in the table below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 2nd quarter 2009: 26.77%; 4th quarter 2008: (24.44%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
International Value Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.65%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.90%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,108
Annual Total Returns	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(13.91%)
03	rr_AnnualReturn2003	27.71%
04	rr_AnnualReturn2004	16.42%
05	rr_AnnualReturn2005	9.43%
06	rr_AnnualReturn2006	25.69%
07	rr_AnnualReturn2007	6.24%
08	rr_AnnualReturn2008	(47.78%)
09	rr_AnnualReturn2009	28.00%
10	rr_AnnualReturn2010	2.59%
11	rr_AnnualReturn2011	(12.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.44%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	International Value Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	(12.90%)
5 years	rr_AverageAnnualReturnYear05	(8.70%)
10 years	rr_AverageAnnualReturnYear10	1.11%
International Value Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.65%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.70%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	871
International Value Portfolio | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	(12.14%)
5 years	rr_AverageAnnualReturnYear05	(4.72%)
10 years	rr_AverageAnnualReturnYear10	4.67%
American Funds® Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds® Asset Allocation Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks high total returns (including income and capital gains) consistent with preservation of capital over the long-term.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[11],[3]
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The table and Examples reflect the expenses of both the portfolio and the Master Asset Allocation Fund.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 8.26% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.26%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests all of its assets in Class 1 shares of the Asset Allocation Fund, a series of American Funds Insurance Series®, a registered open-end investment company (Master Asset Allocation Fund).

The Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the Master Asset Allocation Fund focuses on investments in medium to larger capitalization companies, the Master Asset Allocation Fund’s investments are not limited to a particular capitalization size. The Master Asset Allocation Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States.

In seeking to pursue its investment goal, the Master Asset Allocation Fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the manager expects, (but is not required) to maintain an investment mix falling within the following ranges: 40% to 80% in equity securities, 20% to 50% in debt securities and 0% to 40% in money market instruments. As of December 31, 2011, the Master Asset Allocation Fund was approximately 75% invested in equity securities, 21% invested in debt securities and 4% invested in money market instruments. The proportion of equities, debt and money market securities held by the Master Asset Allocation Fund will vary with market conditions and the manager’s assessment of their relative attractiveness as investment opportunities.

The Master Asset Allocation Fund may also invest up to 25% of its debt assets in lower quality debt securities. Such securities are sometimes referred to as “junk bonds.”

The basic investment philosophy of the Master Asset Allocation Fund manager is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The manager believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the manager believes that they no longer represent relatively attractive investment opportunities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, which include the principal risks of the Master Asset Allocation Fund, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Asset Allocation Strategies Risk: Seek to balance investments among different types of investments and strategies in an attempt to manage risks. This type of strategy is still subject to price volatility and can still lose money, particularly during periods of broad market declines.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and lower total return for the portfolio.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to its broad-based market indexes. The indexes represent the equity and fixed income components of the portfolio. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to its broad-based market indexes.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 11.47%; 3rd quarter 2011: (11.83%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
American Funds® Asset Allocation Portfolio | Class l
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	1.05%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	1.29%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[12]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.95%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	375
5 years	rr_ExpenseExampleYear05	675
10 years	rr_ExpenseExampleYear10	1,527
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	12.04%
11	rr_AnnualReturn2011	0.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.83%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	American Funds Asset Allocation Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	0.93%
Since Inception	rr_AverageAnnualReturnSinceInception	14.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 2, 2009
American Funds® Asset Allocation Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	18.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 2, 2009
American Funds® Asset Allocation Portfolio | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 2, 2009
Pacific Dynamix - Conservative Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Dynamix – Conservative Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks current income and moderate growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 47.47% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.47%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The portfolio seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of debt and equity securities. Under normal market conditions, the portfolio maintains a balance between the two major asset classes of debt and equity by allocating its assets in the following target amounts:

	Asset Class
Portfolio	Debt	Equity
Pacific Dynamix — Conservative Growth Portfolio	60%	40%

The portfolio is a “fund of funds” that invests primarily in a combination of other mutual fund portfolios of the Pacific Select Fund (Pacific Dynamix Underlying Portfolios). Within the broad asset classes of debt and equity, the portfolio diversifies its holdings by investing in Pacific Dynamix Underlying Portfolios that represent a variety of investment styles and security types. A majority of the Pacific Dynamix Underlying Portfolios in which the portfolio invests are index portfolios, which means they seek to match the investment returns of specified stock or bond indexes. The portfolio may also invest in Pacific Dynamix Underlying Portfolios that are not index portfolios. The portion of the portfolio invested in debt securities may be allocated to Pacific Dynamix Underlying Portfolios that, in turn, invest in debt securities that may include, among others:

• Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;

• International debt securities, which may include emerging market debt;

• Debt instruments of varying duration;

• High-yield bonds;

• Floating rate loans;

• Inflation-indexed bonds; and

• Money market instruments.

The portion of the portfolio invested in equity securities may be allocated to Pacific Dynamix Underlying Portfolios that, in turn, invest in equity securities that may include, among others:

• Growth, value and “core” stocks;

• Market capitalizations that represent large-, mid- and small-sized companies;

• Stocks of companies with a history of paying dividends;

• Sector funds;

• Domestic and international stocks, including emerging market stocks.

The portfolio may also, at any time, invest in Pacific Dynamix Underlying Portfolios that hold other debt or equity securities or instruments. The portfolio may invest a significant portion of its assets in any single Pacific Dynamix Underlying Portfolio. The portfolio will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by the investment adviser; however, the portfolio’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Pacific Dynamix Underlying Portfolio corresponds to the selected investment styles and security types, the investment advisor takes into account that a Pacific Dynamix Underlying Portfolio may utilize more than one investment style and may invest in more than one type of security.

A two-step asset allocation process is used to construct the portfolios. The process begins by developing the portfolio’s target blend between the two broad asset classes and underlying investment styles within each broad asset class. This is then followed by determining target allocations among the various Pacific Dynamix Underlying Portfolios in order to produce the desired risk/return profile. PLFA’s allocations among the Pacific Dynamix Underlying Portfolios are determined using this asset allocation process which seeks to optimize returns for the portfolio by allocating among different asset classes given the desired risk/return profile of the portfolio. Periodically, PLFA will re-evaluate the portfolio’s allocations to the various Pacific Dynamix Underlying Portfolios and may update the portfolio’s target allocations to such Pacific Dynamix Underlying Portfolios at that time. PLFA may change the target allocations among asset classes and investment styles and/or the allocations to the Pacific Dynamix Underlying Portfolios from time to time, based on PLFA’s assessment of market conditions or other factors.

When investing purchase proceeds and meeting redemptions for the portfolio, PLFA may use a methodology to identify assets to be purchased or sold by the portfolio that factors in the target allocations and the current allocations of the portfolio. This methodology is intended to help maintain target allocations, although there is no assurance that the portfolio will maintain its target allocations using this methodology.

For additional information about the portfolio’s investment strategies, the names and investment strategies of the Pacific Dynamix Underlying Portfolios in which the portfolio may invest and where to obtain information about the portfolio’s investments in the Pacific Dynamix Underlying Portfolios as of the most recent month end, please see the Additional information about investments, strategies and risks section in this prospectus.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of Pacific Dynamix Underlying Portfolios, such as a view that a Pacific Dynamix Underlying Portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Pacific Dynamix Underlying Portfolios

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the portfolio, in the aggregate, will not provide investment performance matching that of the portfolio’s target index.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to three broad-based market indexes, which provide broad measures of market performance. Each index included in the table below corresponds to one of three asset classes (fixed income, domestic equity and international equity) allocated to the portfolio. To further assist in performance comparison, a composite benchmark has been presented and is comprised of the three broad-based market indexes shown below based on the target allocations for the portfolio that were in effect at that time. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to three broad-based market indexes, which provide broad measures of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 9.25%; 3rd quarter 2011: (5.27%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Pacific Dynamix - Conservative Growth Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.20%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total annual operating expenses	rr_ExpensesOverAssets	0.64%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[13]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.59%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	347
10 years	rr_ExpenseExampleYear10	789
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	10.28%
11	rr_AnnualReturn2011	2.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.27%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Pacific Dynamix – Conservative Growth Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	10.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix - Conservative Growth Portfolio | Barclays U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix - Conservative Growth Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	17.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix - Conservative Growth Portfolio | MSCI World ex USA Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World ex USA Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	(12.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix - Conservative Growth Portfolio | Pacific Dynamix - Conservative Growth Composite Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Pacific Dynamix – Conservative Growth Composite Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	4.15%
Since Inception	rr_AverageAnnualReturnSinceInception	10.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix - Moderate Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Dynamix – Moderate Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital and low to moderate income.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 9.19% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.19%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The portfolio seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of equity and debt securities. Under normal market conditions, the portfolio maintains a balance between the two major asset classes of equity and debt by allocating its assets in the following target amounts:

	Asset Class
Portfolio	Debt	Equity
Pacific Dynamix — Moderate Growth Portfolio	40%	60%

The portfolio is a “fund of funds” that invests primarily in a combination of other mutual fund portfolios of the Pacific Select Fund (Pacific Dynamix Underlying Portfolios). Within the broad asset classes of equity and debt, the portfolio diversifies its holdings by investing in Pacific Dynamix Underlying Portfolios that represent a variety of investment styles and security types. A majority of the Pacific Dynamix Underlying Portfolios in which the portfolio invests are index portfolios, which means they seek to match the investment returns of specified stock or bond indexes. The portfolio may also invest in Pacific Dynamix Underlying Portfolios that are not index portfolios. The portion of the portfolio invested in equity securities may be allocated to Pacific Dynamix Underlying Portfolios that, in turn, invest in equity securities that may include, among others:

• Growth, value and “core” stocks;

• Market capitalizations that represent large, mid and small sized companies;

• Stocks of companies with a history of paying dividends;

• Sector funds;

• Domestic and international stocks, including emerging market stocks.

The portion of the portfolio invested in debt securities may be allocated to Pacific Dynamix Underlying Portfolios that, in turn, invest in debt securities that may include, among others:

• Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;

• International debt securities, which may include emerging market debt;

• Debt instruments of varying duration;

• High-yield bonds;

• Floating rate loans;

• Inflation-indexed bonds; and

• Money market instruments.

The portfolio may also, at any time, invest in Pacific Dynamix Underlying Portfolios that hold other equity or debt securities or instruments. The portfolio may invest a significant portion of its assets in any single Pacific Dynamix Underlying Portfolio. The portfolio will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by the investment adviser; however, the portfolio’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Pacific Dynamix Underlying Portfolio corresponds to the selected investment styles and security types, the investment advisor takes into account that a Pacific Dynamix Underlying Portfolio may utilize more than one investment style and may invest in more than one type of security.

A two-step asset allocation process is used to construct the portfolios. The process begins by developing the portfolio’s target blend between the two broad asset classes and underlying investment styles within each broad asset class. This is then followed by determining target allocations among the various Pacific Dynamix Underlying Portfolios in order to produce the desired risk/return profile. PLFA’s allocations among the Pacific Dynamix Underlying Portfolios are determined using this asset allocation process which seeks to optimize returns for the portfolio by allocating among different asset classes given the desired risk/return profile of the portfolio. Periodically, PLFA will re-evaluate the portfolio’s allocations to the various Pacific Dynamix Underlying Portfolios and may update the portfolio’s target allocations to such Pacific Dynamix Underlying Portfolios at that time. PLFA may change the target allocations among asset classes and investment styles and/or the allocations to the Pacific Dynamix Underlying Portfolios from time to time, based on PLFA’s assessment of market conditions or other factors.

When investing purchase proceeds and meeting redemptions for the portfolio, PLFA may use a methodology to identify assets to be purchased or sold by the portfolio that factors in the target allocations and the current allocations of the portfolio. This methodology is intended to help maintain target allocations, although there is no assurance that the portfolio will maintain its target allocations using this methodology.

For additional information about the portfolio’s investment strategies, the names and investment strategies of the Pacific Dynamix Underlying Portfolios in which the portfolio may invest and where to obtain information about the portfolio’s investments in the Pacific Dynamix Underlying Portfolios as of the most recent month end, please see the Additional information about investment, strategies and risks section in this prospectus.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of Underlying Portfolios, such as a view that an Underlying Portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Pacific Dynamix Underlying Portfolios

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the portfolio, in the aggregate, will not provide investment performance matching that of the portfolio’s target index.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to three broad-based market indexes, which provide broad measures of market performance. Each index included in the table below corresponds to one of three asset classes (domestic equity, fixed income and international equity) allocated to the portfolio. To further assist in performance comparison, a composite benchmark has been presented and is comprised of the three broad-based market indexes shown below based on the target allocations for the portfolio that were in effect at that time. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to three broad-based market indexes, which provide broad measures of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 11.96%; 3rd quarter 2011: (9.55%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Pacific Dynamix - Moderate Growth Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.20%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total annual operating expenses	rr_ExpensesOverAssets	0.65%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[13]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.59%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	196
5 years	rr_ExpenseExampleYear05	350
10 years	rr_ExpenseExampleYear10	799
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	11.92%
11	rr_AnnualReturn2011	0.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.55%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Pacific Dynamix – Moderate Growth Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	11.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix - Moderate Growth Portfolio | Barclays U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix - Moderate Growth Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	17.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix - Moderate Growth Portfolio | MSCI World ex USA Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World ex USA Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	(12.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix - Moderate Growth Portfolio | Pacific Dynamix - Moderate Growth Composite Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Pacific Dynamix – Moderate Growth Composite Benchmark
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	12.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix - Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Dynamix – Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks moderately high, long-term growth of capital with low, current income.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 5.72% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.72%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The portfolio seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of equity and debt securities. Under normal market conditions, the portfolio maintains a balance between the two major asset classes of equity and debt by allocating its assets in the following target amounts:

	Asset Class
Portfolio	Debt	Equity
Pacific Dynamix — Growth Portfolio	20%	80%

The portfolio is a “fund of funds” that invests primarily in a combination of other mutual fund portfolios of the Pacific Select Fund (Pacific Dynamix Underlying Portfolios). Within the broad asset classes of equity and debt, the portfolio diversifies its holdings by investing in Pacific Dynamix Underlying Portfolios that represent a variety of investment styles and security types. A majority of the Pacific Dynamic Underlying Portfolios in which the portfolio invests are index portfolios, which means they seek to match the investment returns of specified stock or bond indexes. The portfolio may also invest in Pacific Dynamic Underlying Portfolios that are not index portfolios. The portion of the portfolio invested in equity securities may be allocated to Pacific Dynamic Underlying Portfolios that, in turn, invest in equity securities that may include, among others:

• Growth, value and “core” stocks;

• Market capitalizations that represent large-, mid- and small-sized companies;

• Stocks of companies with a history of paying dividends;

• Sector funds;

• Domestic and international stocks, including emerging market stocks.

The portion of the portfolio invested in debt securities may be allocated to Pacific Dynamic Underlying Portfolios that, in turn, invest in debt securities that may include, among others:

• Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;

• International debt securities, which may include emerging market debt;

• Debt instruments of varying duration;

• High-yield bonds;

• Floating rate loans;

• Inflation-indexed bonds; and

• Money market instruments.

The portfolio may also, at any time, invest in Pacific Dynamic Underlying Portfolios that hold other equity or debt securities or instruments. The portfolio may invest a significant portion of its assets in any single Pacific Dynamic Underlying Portfolio. The portfolio will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by the investment adviser; however, the portfolio’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Pacific Dynamic Underlying Portfolio corresponds to the selected investment styles and security types, the investment advisor takes into account that a Pacific Dynamic Underlying Portfolio may utilize more than one investment style and may invest in more than one type of security.

A two-step asset allocation process is used to construct the portfolios. The process begins by developing the portfolio’s target blend between the two broad asset classes and underlying investment styles within each broad asset class. This is then followed by determining target allocations among the various Pacific Dynamix Underlying Portfolios in order to produce the desired risk/return profile. PLFA’s allocations among the Pacific Dynamix Underlying Portfolios are determined using this asset allocation process which seeks to optimize returns for the portfolio by allocating among different asset classes given the desired risk/return profile of the portfolio. Periodically, PLFA will re-evaluate the portfolio’s allocations to the various Pacific Dynamic Underlying Portfolios and may update the portfolio’s target allocations to such Pacific Dynamix Underlying Portfolios at that time. PLFA may change the target allocations among asset classes and investment styles and/or the allocations to the Pacific Dynamic Underlying Portfolios from time to time, based on PLFA’s assessment of market conditions or other factors.

When investing purchase proceeds and meeting redemptions for the portfolio, PLFA may use a methodology to identify assets to be purchased or sold by the portfolio that factors in the target allocations and the current allocations of the portfolio. This methodology is intended to help maintain target allocations, although there is no assurance that the portfolio will maintain its target allocations using this methodology.

For additional information about the portfolio’s investment strategies, the names and investment strategies of the Pacific Dynamic Underlying Portfolios in which the portfolio may invest and where to obtain information about the portfolio’s investments in the Pacific Dynamic Underlying Portfolios as of the most recent month end, please see the Additional information about investments, strategies and risks section in this prospectus.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of Underlying Portfolios, such as a view that an Underlying Portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Pacific Dynamix Underlying Portfolios

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the portfolio, in the aggregate, will not provide investment performance matching that of the portfolio’s target index.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to three broad-based market indexes, which provide broad measures of market performance. Each index included in the table below corresponds to one of three asset classes (domestic equity, international equity and fixed income) allocated to the portfolio. To further assist in performance comparison, a composite benchmark has been presented and is comprised of the three broad-based market indexes shown below based on the target allocations for the portfolio that were in effect at that time. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class I shares from year to year and showing how the portfolio’s Class I returns compare to three broad-based market indexes, which provide broad measures of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 14.50%; 3rd quarter 2011: (13.40%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
Pacific Dynamix - Growth Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.20%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total annual operating expenses	rr_ExpensesOverAssets	0.67%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[13]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.59%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	198
5 years	rr_ExpenseExampleYear05	357
10 years	rr_ExpenseExampleYear10	819
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	13.82%
11	rr_AnnualReturn2011	(1.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.40%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Pacific Dynamix – Growth Portfolio – Class I
1 year	rr_AverageAnnualReturnYear01	(1.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix - Growth Portfolio | Barclays U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix - Growth Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	17.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix - Growth Portfolio | MSCI World ex USA Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World ex USA Index (reflects no deductions for fees or expenses)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	(12.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Pacific Dynamix - Growth Portfolio | Pacific Dynamix - Growth Composite Benchmark
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Pacific Dynamix – Growth Composite Benchmark (reflects no deductions for fees or expenses)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	(0.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Portfolio Optimization Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Optimization Conservative Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks current income and preservation of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 11.01% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.01%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The portfolio seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of debt and equity securities. Under normal market conditions, the portfolio maintains a balance between the two major asset classes of debt and equity by allocating its assets in the following target amounts:

	Asset Class
Portfolio	Debt	Equity
Portfolio Optimization Conservative Portfolio	80%	20%

The portfolio is a “fund of funds” that invests primarily in a combination of other mutual fund portfolios of the Pacific Select Fund (Underlying Portfolios). Within the broad asset classes of debt and equity, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types. The portion of the portfolio invested in debt securities may be allocated to Underlying Portfolios that, in turn, invest in debt securities that may include, among others:

• Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;

• International debt securities, which may include emerging market debt;

• Debt instruments of varying duration;

• High-yield bonds;

• Floating rate loans;

• Inflation-indexed bonds; and

• Money market instruments.

The portion of the portfolio invested in equity securities may be allocated to Underlying Portfolios that, in turn, invest in equity securities that may include, among others:

• Growth, value and “core” stocks;

• Market capitalizations that represent large, mid and small sized companies;

• Stocks of companies with a history of paying dividends;

• Sector funds;

• Domestic and international stocks, including emerging market stocks.

The portfolio may also, at any time, invest in Underlying Portfolios that hold other debt or equity securities. Underlying Portfolios may seek investment exposure through direct investments in securities or through derivatives. The portfolio may invest a significant portion of its assets in any single Underlying Portfolio. The portfolio will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by PLFA; however, the Portfolio’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Underlying Portfolio corresponds to the selected investment styles and security types, the investment advisor takes into account that an Underlying Portfolio may utilize more than one investment style and may invest in more than one type of securities.

A two-step asset allocation process is used to construct the portfolios. The process begins by developing the portfolio’s target blend between the two broad asset classes and underlying investment styles within each broad asset class. This is then followed by determining target allocations among the various Underlying Portfolios in order to produce the desired risk/return profile. PLFA’s allocations among the Underlying Portfolios are determined using this asset allocation process which seeks to optimize returns for the portfolio by allocating among different asset classes given the desired risk/return profile of the portfolio. Periodically, PLFA will re-evaluate the portfolio’s allocations to the various Underlying Portfolios and may update the portfolio’s target allocations to such Underlying Portfolios at that time. PLFA may change the target allocations among asset classes and investment styles and/or the allocations to the Underlying Portfolios from time to time, based on PLFA’s assessment of market conditions or other factors.

When investing purchase proceeds and meeting redemptions for the portfolio, PLFA may use a methodology to identify assets to be purchased or sold by the portfolio that factors in the target allocations and the current allocations of the portfolio. This methodology is intended to help maintain target allocations, although there is no assurance that the portfolio will maintain its target allocations using this methodology.

For additional information about the portfolio’s investment strategies, the names and investment strategies of the Underlying Portfolios in which the portfolio may invest and where to obtain information about the portfolio’s investments in the Underlying Portfolios as of the most recent month end, please see the Additional information about investments, strategies and risks section in this prospectus.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment goal. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of Underlying Portfolios, such as a view that an Underlying Portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Convertible Securities Risk: Convertible securities have credit risk and interest rate risk and may present less risk than investments in a company’s common stock but more risk than investments in the company’s senior debt securities.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your portfolio shares will fluctuate and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Portfolio Optimization Conservative Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.10%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total annual operating expenses	rr_ExpensesOverAssets	0.82%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[14]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.72%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	252
5 years	rr_ExpenseExampleYear05	445
10 years	rr_ExpenseExampleYear10	1,004
Portfolio Optimization Moderate-Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Optimization Moderate-Conservative Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks current income and moderate growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 8.08% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.08%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The portfolio seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of debt and equity securities. Under normal market conditions, the portfolio maintains a balance between the two major asset classes of debt and equity by allocating its assets in the following target amounts:

	Asset Class
Portfolio	Debt	Equity
Portfolio Optimization Moderate-Conservative Portfolio	60%	40%

The portfolio is a “fund of funds” that invests primarily in a combination of other mutual fund portfolios of the Pacific Select Fund (Underlying Portfolios). Within the broad asset classes of debt and equity, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types. The portion of the portfolio invested in debt securities may be allocated to Underlying Portfolios that, in turn, invest in debt securities that may include, among others:

• Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;

• International debt securities, which may include emerging market debt;

• Debt instruments of varying duration;

• High-yield bonds;

• Floating rate loans;

• Inflation-indexed bonds; and

• Money market instruments.

The portion of the portfolio invested in equity securities may be allocated to Underlying Portfolios that, in turn, invest in equity securities that may include, among others:

• Growth, value and “core” stocks;

• Market capitalizations that represent large, mid and small sized companies;

• Stocks of companies with a history of paying dividends;

• Sector funds;

• Domestic and international stocks, including emerging market stocks.

The portfolio may also, at any time, invest in Underlying Portfolios that hold other debt or equity securities. Underlying Portfolios may seek investment exposure through direct investments in securities or through derivatives. The portfolio may invest a significant portion of its assets in any single Underlying Portfolio. The portfolio will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by PLFA; however, the portfolio’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Underlying Portfolio corresponds to the selected investment styles and security types, the investment advisor takes into account that an Underlying Portfolio may utilize more than one investment style and may invest in more than one type of securities.

A two-step asset allocation process is used to construct the portfolios. The process begins by developing the portfolio’s target blend between the two broad asset classes and underlying investment styles within each broad asset class. This is then followed by determining target allocations among the various Underlying Portfolios in order to produce the desired risk/return profile. PLFA’s allocations among the Underlying Portfolios are determined using this asset allocation process which seeks to optimize returns for the portfolio by allocating among different asset classes given the desired risk/return profile of the portfolio. Periodically, PLFA will re-evaluate the portfolio’s allocations to the various Underlying Portfolios and may update the portfolio’s target allocations to such Underlying Portfolios at that time. PLFA may change the target allocations among asset classes and investment styles and/or the allocations to the Underlying Portfolios from time to time, based on PLFA’s assessment of market conditions or other factors.

When investing purchase proceeds and meeting redemptions for the portfolio, PLFA may use a methodology to identify assets to be purchased or sold by the portfolio that factors in the target allocations and the current allocations of the portfolio. This methodology is intended to help maintain target allocations, although there is no assurance that the portfolio will maintain its target allocations using this methodology.

For additional information about the portfolio’s investment strategies, the names and investment strategies of the Underlying Portfolios in which the portfolio may invest and where to obtain information about the portfolio’s investments in the Underlying Portfolios as of the most recent month end, please see the Additional information about investments, strategies and risks section in this prospectus.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of Underlying Portfolios, such as a view that an Underlying Portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Convertible Securities Risk: Convertible securities have credit risk and interest rate risk and may present less risk than investments in a company’s common stock but more risk than investments in the company’s senior debt securities.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your portfolio shares will fluctuate and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Portfolio Optimization Moderate-Conservative Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.10%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Total annual operating expenses	rr_ExpensesOverAssets	0.85%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[14]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.75%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	261
5 years	rr_ExpenseExampleYear05	462
10 years	rr_ExpenseExampleYear10	1,040
Portfolio Optimization Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Optimization Moderate Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital and low to moderate income.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 8.74% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.74%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The portfolio seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of equity and debt securities. Under normal market conditions, the portfolio maintains a balance between the two major asset classes of equity and debt by allocating its assets in the following target amounts:

	Asset Class
Portfolio	Debt	Equity
Portfolio Optimization Moderate Portfolio	45%	55%

The portfolio is a “fund of funds” that invests primarily in a combination of other mutual fund portfolios of the Pacific Select Fund (Underlying Portfolios). Within the broad asset classes of equity and debt, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types. The portion of the portfolio invested in equity securities may be allocated to Underlying Portfolios that, in turn, invest in equity securities that may include, among others:

• Growth, value and “core” stocks;

• Market capitalizations that represent large, mid and small sized companies;

• Stocks of companies with a history of paying dividends;

• Sector funds;

• Domestic and international stocks, including emerging market stocks.

The portion of the portfolio invested in debt securities may be allocated to Underlying Portfolios that, in turn, invest in debt securities that may include, among others:

• Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;

• International debt securities, which may include emerging market debt;

• Debt instruments of varying duration;

• High-yield bonds;

• Floating rate loans;

• Inflation-indexed bonds; and

• Money market instruments.

The portfolio may also, at any time, invest in Underlying Portfolios that hold other equity or debt securities. Underlying Portfolios may seek investment exposure through direct investments in securities or through derivatives. The portfolio may invest a significant portion of its assets in any single Underlying Portfolio. The portfolio will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by PLFA; however, the portfolio’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Underlying Portfolio corresponds to the selected investment styles and security types, the investment advisor takes into account that an Underlying Portfolio may utilize more than one investment style and may invest in more than one type of securities.

A two-step asset allocation process is used to construct the portfolios. The process begins by developing the portfolio’s target blend between the two broad asset classes and underlying investment styles within each broad asset class. This is then followed by determining target allocations among the various Underlying Portfolios in order to produce the desired risk/return profile. PLFA’s allocations among the Underlying Portfolios are determined using this asset allocation process which seeks to optimize returns for the portfolio by allocating among different asset classes given the desired risk/return profile of the portfolio. Periodically, PLFA will re-evaluate the portfolio’s allocations to the various Underlying Portfolios and may update the portfolio’s target allocations to such Underlying Portfolios at that time. PLFA may change the target allocations among asset classes and investment styles and/or the allocations to the Underlying Portfolios from time to time, based on PLFA’s assessment of market conditions or other factors.

When investing purchase proceeds and meeting redemptions for the portfolio, PLFA may use a methodology to identify assets to be purchased or sold by the portfolio that factors in the target allocations and the current allocations of the portfolio. This methodology is intended to help maintain target allocations, although there is no assurance that the portfolio will maintain its target allocations using this methodology.

For additional information about the portfolio’s investment strategies, the names and investment strategies of the Underlying Portfolios in which the portfolio may invest and where to obtain information about the portfolio’s investments in the Underlying Portfolios as of the most recent month end, please see the Additional information about investments, strategies and risks section in this prospectus.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of Underlying Portfolios, such as a view that an Underlying Portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your portfolio shares will fluctuate and you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Portfolio Optimization Moderate Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.10%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total annual operating expenses	rr_ExpensesOverAssets	0.96%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[14]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.86%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	296
5 years	rr_ExpenseExampleYear05	521
10 years	rr_ExpenseExampleYear10	1,169
Portfolio Optimization Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Optimization Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks moderately high, long-term capital appreciation with low, current income.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).

A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 8.06% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.06%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The portfolio seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of equity and debt securities. Under normal market conditions, the portfolio maintains a balance between the two major asset classes of equity and debt by allocating its assets in the following target amounts:

	Asset Class
Portfolio	Debt	Equity
Portfolio Optimization Growth Portfolio	25%	75%

The portfolio is a “fund of funds” that invests primarily in a combination of other mutual fund portfolios of the Pacific Select Fund (Underlying Portfolios). Within the broad asset classes of equity and debt, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types. The portion of the portfolio invested in equity securities may be allocated to Underlying Portfolios that, in turn, invest in equity securities that may include, among others:

• Growth, value and “core” stocks;

• Market capitalizations that represent large, mid and small sized companies;

• Stocks of companies with a history of paying dividends;

• Sector funds;

• Domestic and international stocks, including emerging market stocks.

The portion of the portfolio invested in debt securities may be allocated to Underlying Portfolios that, in turn, invest in debt securities that may include, among others:

• Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;

• International debt securities, which may include emerging market debt;

• Debt instruments of varying duration;

• High-yield bonds;

• Floating rate loans;

• Inflation-indexed bonds; and

• Money market instruments.

The portfolio may also, at any time, invest in Underlying Portfolios that hold other equity or debt securities. Underlying Portfolios may seek investment exposure through direct investments in securities or through derivatives. The portfolio may invest a significant portion of its assets in any single Underlying Portfolio. The portfolio will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by PLFA; however, the portfolio’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Underlying Portfolio corresponds to the selected investment styles and security types, the investment advisor takes into account that an Underlying Portfolio may utilize more than one investment style and may invest in more than one type of securities.

A two-step asset allocation process is used to construct the portfolios. The process begins by developing the portfolio’s target blend between the two broad asset classes and underlying investment styles within each broad asset class. This is then followed by determining target allocations among the various Underlying Portfolios in order to produce the desired risk/return profile. PLFA’s allocations among the Underlying Portfolios are determined using this asset allocation process which seeks to optimize returns for the portfolio by allocating among different asset classes given the desired risk/return profile of the portfolio. Periodically, PLFA will re-evaluate the portfolio’s allocations to the various Underlying Portfolios and may update the portfolio’s target allocations to such Underlying portfolios at that time. PLFA may change the target allocations among asset classes and investment styles and/or the allocations to the Underlying Portfolios from time to time, based on PLFA’s assessment of market conditions or other factors.

When investing purchase proceeds and meeting redemptions for the portfolio, PLFA may use a methodology to identify assets to be purchased or sold by the portfolio that factors in the target allocations and the current allocations of the portfolio. This methodology is intended to help maintain target allocations, although there is no assurance that the portfolio will maintain its target allocations using this methodology.

For additional information about the portfolio’s investment strategies, the names and investment strategies of the Underlying Portfolios in which the portfolio may invest and where to obtain information about the portfolio’s investments in the Underlying Portfolios as of the most recent month end, please see the Additional information about investments, strategies and risks section in this prospectus.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of Underlying Portfolios, such as a view that an Underlying Portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your portfolio shares will fluctuate and you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Portfolio Optimization Growth Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.10%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual operating expenses	rr_ExpensesOverAssets	1.02%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[14]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.92%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	315
5 years	rr_ExpenseExampleYear05	554
10 years	rr_ExpenseExampleYear10	1,239
Portfolio Optimization Aggressive-Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Optimization Aggressive-Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks high, long-term capital appreciation.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of this portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on those charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate of actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 12.28% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.28%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The portfolio seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of equity and debt securities. Under normal market conditions, the portfolio maintains a balance between the two major asset classes of equity and debt by allocating its assets in the following target amounts:

	Asset Class
Portfolio	Debt	Equity
Portfolio Optimization Aggressive-Growth Portfolio	10%	90%

The portfolio is a “fund of funds” that invests primarily in a combination of other mutual fund portfolios of the Pacific Select Fund (Underlying Portfolios). Within the broad asset classes of equity and debt, the portfolio diversifies its holdings by investing in Underlying Portfolios that represent a variety of investment styles and security types. The portion of the portfolio invested in equity securities may be allocated to Underlying Portfolios that, in turn, invest in equity securities that may include, among others:

• Growth, value and “core” stocks;

• Market capitalizations that represent large, mid and small sized companies;

• Stocks of companies with a history of paying dividends;

• Sector funds;

• Domestic and international stocks, including emerging market stocks.

The portion of the portfolio invested in debt securities may be allocated to Underlying Portfolios that, in turn, invest in debt securities that may include, among others:

• Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;

• International debt securities, which may include emerging market debt;

• Debt instruments of varying duration;

• High-yield bonds;

• Floating rate loans;

• Inflation-indexed bonds; and

• Money market instruments.

The portfolio may also, at any time, invest in Underlying Portfolios that hold other equity or debt securities. Underlying Portfolios may seek investment exposure through direct investments in securities or through derivatives. The portfolio may invest a significant portion of its assets in any single Underlying Portfolio. The portfolio will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by PLFA; however, the portfolio’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Underlying Portfolio corresponds to the selected investment styles and security types, the investment advisor takes into account that an Underlying Portfolio may utilize more than one investment style and may invest in more than one type of securities.

A two-step asset allocation process is used to construct the portfolios. The process begins by developing the portfolio’s target blend between the two broad asset classes and underlying investment styles within each broad asset class. This is then followed by determining target allocations among the various Underlying Portfolios in order to produce the desired risk/return profile. PLFA’s allocations among the Underlying Portfolios are determined using this asset allocation process which seeks to optimize returns for the portfolio by allocating among different asset classes given the desired risk/return profile of the portfolio. Periodically, PLFA will re-evaluate the portfolio’s allocations to the various Underlying Portfolios and may update the portfolio’s target allocations to such Underlying Portfolios at that time. PLFA may change the target allocations among asset classes and investment styles and/or the allocations to the Underlying Portfolios from time to time, based on PLFA’s assessment of market conditions or other factors.

When investing purchase proceeds and meeting redemptions for the portfolio, PLFA may use a methodology to identify assets to be purchased or sold by the portfolio that factors in the target allocations and the current allocations of the portfolio. This methodology is intended to help maintain target allocations, although there is no assurance that the portfolio will maintain its target allocations using this methodology.

For additional information about the portfolio’s investment strategies, the names and investment strategies of the Underlying Portfolios in which the portfolio may invest and where to obtain information about the portfolio’s investments in the Underlying Portfolios as of the most recent month end, please see the Additional information about investments, strategies and risks section in this prospectus.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the portfolio will achieve its investment objective. There may be some losses in the values of the investment as asset values fluctuate. The value of your portfolio shares will fluctuate and you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.

• Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the portfolio. For example, PLFA may be influenced by its view of the best interests of Underlying Portfolios, such as a view that an Underlying Portfolio may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation portfolios as investment vehicles for their variable life and annuity products in terms of how the asset allocation portfolios are managed and their risk profiles.

Principal risks from holdings in Underlying Portfolios

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

•Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Small Number of Holdings Risk: A portfolio with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your portfolio shares will fluctuate and you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Portfolio Optimization Aggressive-Growth Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.10%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total annual operating expenses	rr_ExpensesOverAssets	1.06%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[14]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.96%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	327
5 years	rr_ExpenseExampleYear05	575
10 years	rr_ExpenseExampleYear10	1,285
PD Aggregate Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PD Aggregate Bond Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks investment results that correspond generally to the total return of an index that tracks the U.S. dollar-denominated investment grade bond market.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 114.95% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	114.95%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in debt instruments included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). Generally, fixed income securities are those that are included in the Barclays U.S. Aggregate Bond Index (Aggregate Bond Index) or are those fixed income securities that the manager has determined have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Aggregate Bond Index, including forward commitments, such as TBA (“to be announced”) transactions, U.S. government and agency securities, corporate securities and mortgage-backed securities. The manager seeks to match the total return of the Aggregate Bond Index, before taking into account portfolio costs. The Aggregate Bond Index represents the securities of the U.S. dollar-denominated investment grade bond market.

The manager does not intend to purchase all of the securities in the Aggregate Bond Index, but rather will utilize a “sampling” methodology.

The manager will not deviate from the above noted strategies at any time for any reason.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the portfolio, in the aggregate, will not provide investment performance matching that of the portfolio’s target index.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2011: 3.93%; 4th quarter 2010: (1.24%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
PD Aggregate Bond Index Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual operating expenses	rr_ExpensesOverAssets	0.24%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[15]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.17%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	17
3 years	rr_ExpenseExampleYear03	70
5 years	rr_ExpenseExampleYear05	128
10 years	rr_ExpenseExampleYear10	299
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	6.23%
11	rr_AnnualReturn2011	7.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.24%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	PD Aggregate Bond Index Portfolio – Class P
1 year	rr_AverageAnnualReturnYear01	7.65%
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Aggregate Bond Index Portfolio | Barclays U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD High Yield Bond Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PD High Yield Bond Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks investment results that correspond generally to the total return of an index that tracks the U.S. high yield corporate bond market.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 44.79% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.79%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in non-investment grade (high yield/high risk) debt instruments, including instruments with characteristics of non-investment grade debt instruments (such as derivatives). Non-investment grade (high yield/high risk) debt instruments are sometimes called “junk bonds.” Generally, these instruments are those that are included in the Barclays U.S. High-Yield 2% Issuer Capped Bond Index (High Yield Index) or have economic characteristics similar to securities included in that index. The manager seeks to match the total return of the High Yield Index, before taking into account portfolio costs. The High Yield Index is an index that is an issuer constrained version of the Barclays U.S. High-Yield Bond Index which covers the U.S. dollar denominated, non-investment grade, fixed-rate taxable corporate bond market and limits issuer exposures to a maximum of 2% and redistributes the excess market value index-wide on a prorata basis. The High Yield Index represents the securities of the U.S. dollar-denominated non-investment grade bond market. There are no restrictions with respect to credit quality.

The manager does not intend to purchase all of the securities in the High Yield Index, but rather will utilize a “sampling” methodology.

The manager will not deviate from the above noted strategies at any time for any reason.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Index Sampling Risk: Index sampling risk is the chance that the securities selected for the portfolio, in the aggregate, will not provide investment performance matching that of the portfolio’s target index.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 11.59%; 3rd quarter 2011: (6.05%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
PD High Yield Bond Market Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.32%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual operating expenses	rr_ExpensesOverAssets	0.45%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[16]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.34%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	35
3 years	rr_ExpenseExampleYear03	133
5 years	rr_ExpenseExampleYear05	241
10 years	rr_ExpenseExampleYear10	556
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	13.05%
11	rr_AnnualReturn2011	5.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.05%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	PD High Yield Bond Market Portfolio – Class P
1 year	rr_AverageAnnualReturnYear01	5.03%
Since Inception	rr_AverageAnnualReturnSinceInception	14.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD High Yield Bond Market Portfolio | Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. High-Yield 2% Issuer Capped Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	4.96%
Since Inception	rr_AverageAnnualReturnSinceInception	19.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Large-Cap Growth Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PD Large-Cap Growth Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks investment results that correspond to the total return of an index of large-capitalization growth companies.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 37.49% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.49%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 1000 Growth Index. As of December 31, 2011, the market capitalization range of the Russell 1000 Growth Index was approximately $117.34 million to $401.25 billion. Generally, these securities are those that are included in the Russell 1000 Growth Index or have economic characteristics similar to securities included in that index. The Russell 1000 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold substantially all of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 13.83%; 3rd quarter 2011: (13.13%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
PD Large-Cap Growth Index Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.14%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.20%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[15]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.17%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	17
3 years	rr_ExpenseExampleYear03	61
5 years	rr_ExpenseExampleYear05	110
10 years	rr_ExpenseExampleYear10	252
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	16.17%
11	rr_AnnualReturn2011	2.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.13%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	PD Large-Cap Growth Index Portfolio – Class P
1 year	rr_AverageAnnualReturnYear01	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	17.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Large-Cap Growth Index Portfolio | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	18.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Large-Cap Value Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PD Large-Cap Value Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks investment results that correspond to the total return of an index of large-capitalization value companies.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 35.63% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.63%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 1000 Value Index. As of December 31, 2011, the market capitalization range of the Russell 1000 Value Index was approximately $117.34 million to $401.25 billion. Generally, these securities are those that are included in the Russell 1000 Value Index or have economic characteristics similar to securities included in that index. The Russell 1000 Value Index measures the performance of the large-capitalization value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold substantially all of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 18.08%; 3rd quarter 2011: (16.16%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
PD Large-Cap Value Index Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.14%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.20%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[15]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.17%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	17
3 years	rr_ExpenseExampleYear03	61
5 years	rr_ExpenseExampleYear05	110
10 years	rr_ExpenseExampleYear10	252
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	14.89%
11	rr_AnnualReturn2011	0.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.16%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	PD Large-Cap Value Index Portfolio – Class P
1 year	rr_AverageAnnualReturnYear01	0.19%
Since Inception	rr_AverageAnnualReturnSinceInception	15.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Large-Cap Value Index Portfolio | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.39%
Since Inception	rr_AverageAnnualReturnSinceInception	16.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Small-Cap Growth Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PD Small-Cap Growth Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 67.66% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.66%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with small market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 2000 Growth Index. As of December 31, 2011, the market capitalization range of the Russell 2000 Growth Index was approximately $23.41 million to $3.70 billion. Generally, these securities are those that are included in the Russell 2000 Growth Index or economic characteristics similar to securities included in that index. The Russell 2000 Growth Index measures the performance of the small-capitalization growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold any number of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give the portfolio a higher risk of price volatility than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 4th quarter 2010: 17.06%; 3rd quarter 2011: (22.31%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
PD Small-Cap Growth Index Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.14%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual operating expenses	rr_ExpensesOverAssets	0.31%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[17]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.21%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	22
3 years	rr_ExpenseExampleYear03	90
5 years	rr_ExpenseExampleYear05	164
10 years	rr_ExpenseExampleYear10	383
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	28.24%
11	rr_AnnualReturn2011	(3.27%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.31%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	PD Small-Cap Growth Index Portfolio – Class P
1 year	rr_AverageAnnualReturnYear01	(3.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	19.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Small-Cap Growth Index Portfolio | Russell 2000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(2.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	19.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Small-Cap Value Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PD Small-Cap Value Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks investment results that correspond to the total return of an index of small-capitalization value companies.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 62.96% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.96%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with small market capitalizations included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 2000 Value Index. As of December 31, 2011, the market capitalization range of the Russell 2000 Value Index was approximately $20.28 million to $3.70 billion. Generally, these securities are those that are included in the Russell 2000 Value Index or have economic characteristics similar to securities included in that index. The Russell 2000 Value Index measures the performance of the small-capitalization value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold any number of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

• Small-Capitalization Companies Risk: Small-capitalization companies may be riskier and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

• Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

• Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 22.53%; 3rd quarter 2011: (21.52%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
PD Small-Cap Value Index Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.14%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual operating expenses	rr_ExpensesOverAssets	0.32%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[17]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.21%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	22
3 years	rr_ExpenseExampleYear03	92
5 years	rr_ExpenseExampleYear05	169
10 years	rr_ExpenseExampleYear10	395
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	23.67%
11	rr_AnnualReturn2011	(5.82%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.52%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	PD Small-Cap Value Index Portfolio – Class P
1 year	rr_AverageAnnualReturnYear01	(5.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	16.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Small-Cap Value Index Portfolio | Russell 2000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(5.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	17.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD International Large-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PD International Large-Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 0.61% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.61%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in securities of companies with large market capitalizations. The portfolio invests a significant amount of its assets in non-U.S. investments. The manager defines non-U.S. investments as issuers that are organized, located, or have a principal trading market or a place of business in a country approved by the manager (Approved Markets). An issuer may be deemed located in a country if a majority of its assets are in such country or if it derives a majority of its operating income in that country. The manager invests primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter (OTC) markets. Investments may be in corporate and/or governmental issuers or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or in the central bank of such Approved Market.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

The manager seeks to purchase a broad market coverage of larger companies within each Approved Market. The manager decides whether to include or exclude the shares of an issuer primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country.

The manager may sell securities to fund redemptions and may also sell securities to rebalance the portfolio from time to time.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the portfolio’s value may not rise as much as the value of a portfolio that emphasizes companies with smaller market capitalizations.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 18.67%; 3rd quarter 2011: (19.96%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
PD International Large-Cap Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual operating expenses	rr_ExpensesOverAssets	0.46%
Less fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[18]
Total annual operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.30%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	31
3 years	rr_ExpenseExampleYear03	131
5 years	rr_ExpenseExampleYear05	242
10 years	rr_ExpenseExampleYear10	564
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	7.61%
11	rr_AnnualReturn2011	(12.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.96%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	PD International Large-Cap Portfolio – Class P
1 year	rr_AverageAnnualReturnYear01	(12.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD International Large-Cap Portfolio | MSCI World ex USA Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World ex USA Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	(12.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PD Emerging Markets Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks long-term growth of capital.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the 10-year period. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. During the most recent fiscal year, the portfolio’s turnover rate was 6.32% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.32%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests at least 80% of its assets in emerging markets investments. The manager invests primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter (OTC) markets. Such emerging markets investments will be in issuers that are organized, located, or have a principal trading market or a place of business in a country approved by the manager (Approved Markets). Investments may be in corporate and/or governmental issuers or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or in the central bank of such Approved Market.

The portfolio may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

The manager seeks to purchase a broad market coverage of larger companies within each Approved Market. The manager decides whether to include or exclude the shares of an issuer primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country.

The manager may sell securities to fund redemptions and may also sell securities to rebalance the portfolio from time to time.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Companies Traded Over-The-Counter Risk: Companies traded over-the-counter (OTC) trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the portfolio more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not a guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the portfolio by showing changes in the performance of the portfolio’s Class P shares from year to year and showing how the portfolio’s Class P returns compare to a broad-based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not a guarantee of future results.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance during this period: 3rd quarter 2009: 21.10%; 3rd quarter 2011: (23.14%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total return as of December 31, 2011
PD Emerging Markets Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual operating expenses	rr_ExpensesOverAssets	0.92%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	293
5 years	rr_ExpenseExampleYear05	509
10 years	rr_ExpenseExampleYear10	1,131
Annual Total Returns	rr_BarChartTableAbstract
10	rr_AnnualReturn2010	20.04%
11	rr_AnnualReturn2011	(18.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.14%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	PD Emerging Markets Portfolio – Class P
1 year	rr_AverageAnnualReturnYear01	(18.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
PD Emerging Markets Portfolio | MSCI Emerging Markets Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	(18.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	15.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Floating Rate Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Floating Rate Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This portfolio seeks a high level of current income.
Fees and expenses	psf813900_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[19]
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the portfolio with the cost of investing in other portfolios of the Fund or other mutual funds. Each example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the portfolio’s annual operating expenses remain as stated in the previous table throughout the periods shown. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Portfolio turnover	psf813900_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the portfolio’s performance. This portfolio is new and does not yet have a turnover rate.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This portfolio invests principally in income producing floating rate loans and floating rate debt securities. This portfolio generally invests at least 80% of its assets in floating rate loans and floating rate debt securities. Floating rate loans and floating rate debt securities are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Floating rate loans and floating rate debt securities in which the portfolio invests consist of senior secured and unsecured floating rate loans, secured and unsecured second lien floating rate loans, and floating rate debt securities of domestic and foreign issuers. Senior floating rate loans and some floating rate debt securities are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. Second lien loans are generally second in line in terms of repayment priority with respect to the pledged collateral. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Generally, secured floating rate loans are secured by specific assets of the borrower.

Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan.

Individual investment selection is based on the manager’s fundamental research process and an assessment of the investment’s relative value. The manager performs a credit analysis on each potential investment. An investment is generally sold when the manager determines that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

The portfolio may invest up to 20% of its assets in certain other types of debt instruments or securities.

The portfolio is expected to invest substantially all of its assets in floating rate loans and other debt instruments that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the manager. Non-investment grade debt instruments may include those that are stressed, distressed or in default.

The portfolio may invest up to 25% of its assets in U.S. dollar denominated foreign investments, principally in developed markets.

The portfolio is a “non-diversified” portfolio.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The portfolio may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the portfolio’s investment goal, which could have an adverse impact on the portfolio’s performance generally, relative to other portfolios with similar investment goals or relative to its benchmark.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

• Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the portfolio could experience delays in receiving payments or suffer a loss. In an assignment, the portfolio effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Due to their lower place in the borrower’s capital structure and possible unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower. In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Declines in interest rates may also increase prepayments of debt obligations and require the portfolio to invest assets at lower yields.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates. There is a risk of lag in the adjustment of interest rates.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the portfolio has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the portfolio holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the portfolio in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

• Price Volatility Risk: The market value of the portfolio’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The portfolio seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Redemption Risk: Because the portfolio may serve as an Underlying Portfolio of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the portfolio, causing potential increases in expenses to the portfolio and sale of securities in a short timeframe, which could negatively impact performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the portfolio’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Non-Diversification Risk: The portfolio is classified as non-diversified and may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified portfolio. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
Portfolio performance	psf813900_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The portfolio does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the portfolio.
Floating Rate Income Portfolio | Class I
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	0.65%
Service fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	none	[19]
Total annual operating expenses	rr_ExpensesOverAssets	0.85%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	271
Floating Rate Income Portfolio | Class P
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class P
Management fee	rr_ManagementFeesOverAssets	0.65%
Service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[19]
Total annual operating expenses	rr_ExpensesOverAssets	0.65%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class P
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	208

[1]	The investment adviser has contractually agreed to waive 0.10% of its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with Eaton Vance Management is terminated.
[2]	"Other expenses" are based on estimated amounts for the current fiscal year.
[3]	The expense information has been restated to reflect current fees.
[4]	The table and Examples reflect the expenses of both the portfolio and the Master Growth Fund.
[5]	The investment adviser of this portfolio has contractually agreed to waive a portion of its advisory fee so that its advisory fee does not exceed an annual rate of 0.41%, through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the portfolio no longer invests substantially all of its assets in the Master Growth Fund.
[6]	The table and Examples reflect the expenses of both the portfolio and the Master Growth-Income Fund.
[7]	The investment adviser of this portfolio has contractually agreed to waive a portion of its advisory fee so that its advisory fee does not exceed an annual rate of 0.41%, through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the portfolio no longer invests substantially all of its assets in the Master Growth-Income Fund.
[8]	The investment adviser has contractually agreed to waive 0.015% (rounded in fee table) of its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with Invesco Advisers, Inc. is terminated.
[9]	The investment adviser has contractually agreed to waive 0.025% (rounded in fee table) of its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with UBS Global Asset Management (Americas) Inc. is terminated.
[10]	The investment adviser has contractually agreed to waive 0.02% of its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with Batterymarch Financial Management, Inc. is terminated.
[11]	The table and Examples reflect the expenses of both the portfolio and the Master Asset Allocation Fund.
[12]	The investment adviser of this portfolio has contractually agreed to waive a portion of its advisory fee so that its advisory fee does not exceed an annual rate of 0.41%, through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the portfolio no longer invests substantially all of its assets in the Master Asset Allocation Fund.
[13]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total annual operating expenses (excluding extraordinary expenses) of the portfolio and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Portfolios exceed 0.59%, through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
[14]	The investment adviser has contractually agreed to waive its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated or (ii) upon ninety days' prior written notice by the Fund.
[15]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total annual operating expenses (excluding extraordinary expenses) exceed 0.17%, through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
[16]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total annual operating expenses (excluding extraordinary expenses) exceed 0.34%, through April 30, 2013. The agreement will terminate: (i) if the Fund's investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
[17]	The investment adviser has contractually agreed to reimburse the portfolio to the extent the total annual operating expenses (excluding extraordinary expenses) exceed 0.21%, through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
[18]	The investment advisor has contractually agreed to reimburse the portfolio to the extent the total annual operating expenses (excluding extraordinary expenses) exceed 0.30%, through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Fund. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
[19]	The portfolio is not expected to have assets or commence operations during the current fiscal year.